UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 17

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2016

Date of reporting period:	1/31/2016

Item 1. Schedule of Investments

Prudential Short Duration Multi-Sector Bond Fund

Schedule of Investments

as of January 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.1%
ASSET-BACKED SECURITIES — 28.1%
Collateralized Loan Obligations — 14.5%
AIMCO CLO (Cayman Islands), Series 2015-AA, Class A1, 144A	2.029	%(a)	01/15/28	500	$497,366
AIMCO CLO (Cayman Islands), Series 2014-AA, Class A, 144A	2.164	%(a)	07/20/26	400	397,881
AIMCO CLO (Cayman Islands), Series 2014-AA, Class B2, 144A	4.580%		07/20/26	500	484,460
Anchorage Capital CLO 3 Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	2.121	%(a)	04/28/26	800	792,744
Anchorage Capital CLO 3 Ltd. (Cayman Islands), Series 2014-3A, Class A2A, 144A	2.871	%(a)	04/28/26	250	248,387
ARES XXVI CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.722	%(a)	04/15/25	500	493,931
Atlas Senior Loan Fund VI CLO Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	2.162	%(a)	10/15/26	250	247,702
Atrium X (Cayman Islands), Series 10A, Class A, 144A	1.740	%(a)	07/16/25	250	244,119
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.021	%(a)	10/22/25	250	247,959
Battalion CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A1, 144A	2.120	%(a)	04/17/26	500	495,484
Battalion CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A2A, 144A	2.770	%(a)	04/17/26	500	495,516
Battalion CLO VI Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	2.071	%(a)	10/17/26	250	247,562
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.151	%(a)	04/18/27	500	495,229
Bean Creek CLO Ltd., Series 2015-1A, Class A, 144A	2.223	%(a)	01/20/28	250	247,024
Benefit Street Partners CLO V Ltd. (Cayman Islands), Series 2014-VA, Class A, 144A	2.224	%(a)	10/20/26	250	247,740
Benefit Street Partners CLO VII Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	2.150	%(a)	07/18/27	250	247,858
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.662	%(a)	02/14/25	250	248,369
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.174	%(a)	04/20/26	800	796,075
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	2.130	%(a)	10/18/26	250	246,913
Catamaran CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.171	%(a)	04/22/27	750	740,472
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.072	%(a)	07/15/26	250	245,174
Highbridge Loan Management Ltd. (Cayman Islands), Series 6A-2015, Class A, 144A	1.784	%(a)	05/05/27	250	246,691
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.280%		01/25/27	350	341,641
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.162	%(a)	04/15/27	400	392,065
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.952	%(a)	05/15/26	250	246,621
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class B, 144A	2.612	%(a)	05/15/26	250	246,327
Madison Park Funding IX Ltd. (Cayman Islands), Series 2012-9A, Class AR, 144A	1.652	%(a)	08/15/22	500	497,977
Magnetite CLO VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	2.102	%(a)	04/15/26	450	446,077
Magnetite CLO XI Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A	2.070	%(a)	01/18/27	250	246,723

Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A	2.082	%(a)	07/15/27	500	489,997
Neuberger Berman CLO XVI Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	2.092	%(a)	04/15/26	500	489,593
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	1.878	%(a)	05/21/27	250	246,164
Regatta III CLO Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.142	%(a)	04/15/26	450	447,106
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.350%		07/17/26	500	495,471
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.672	%(a)	04/15/25	350	344,092
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.730%		04/18/26	300	290,666
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	2.241	%(a)	01/22/27	750	743,780
Treman Park CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.124	%(a)	04/20/27	250	247,176
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.742	%(a)	07/15/25	250	246,419
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.124	%(a)	04/20/26	800	792,547

					15,905,098

Non-Residential Mortgage-Backed Securities — 1.2%
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730%		03/25/21	500	500,757
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	500	493,398
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	400	396,788

					1,390,943

Residential Mortgage-Backed Securities — 12.4%
ABFC Trust, Series 2003-AHL1, Class A1	4.184	%(a)	03/25/33	142	141,395
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	1.477	%(a)	12/25/33	275	258,866
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M1	1.401	%(a)	12/15/33	209	199,396
Banc of America Funding Trust, Series 2015-R6, Class 1A1, 144A	0.576	%(a)	08/25/36	454	418,162
Bayview Opportunity Master Fund liib NPL Trust, Series 2015-NPLA, Class A, 144A	3.721	%(a)	07/28/35	435	436,403
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE6, Class M1	1.282	%(a)	08/25/34	318	292,240
Bear Stearns Asset-Backed Securities Trust, Series 2003-2, Class A3	1.927	%(a)	03/25/43	441	430,830
Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class M1	1.282	%(a)	06/25/34	1,008	860,819
Countrywide Asset-Backed Certificates, Series 2003-BC2, Class 2A1	1.027	%(a)	06/25/33	121	102,402
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1(b)	1.922	%(a)	02/25/25	88	87,709
Fannie Mae Connecticut Avenue Securities, Series 2015-C03, Class 1M1(b)	1.922	%(a)	07/25/25	773	772,975
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M2(b)	3.272	%(a)	04/25/28	250	249,980
Fremont Home Loan Trust, Series 2004-2, Class M1	1.282	%(a)	07/25/34	615	527,993
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 144A	0.562	%(a)	01/26/37	396	378,725
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 144A	0.562	%(a)	01/26/37	125	98,481
Home Equity Asset Trust, Series 2003-8, Class M1	1.507	%(a)	04/25/34	853	775,536
HSBC Home Equity Loan Trust USA, Series 2006-3, Class M1	0.686	%(a)	03/20/36	1,000	980,111
HSBC Home Equity Loan Trust USA, Series 2006-4, Class M2	0.706	%(a)	03/20/36	250	236,336

LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A^	2.428	%(a)	12/01/21	210	207,386
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A^	2.428	%(a)	05/01/20	601	590,487
LSTAR Securities Investment Trust, Series 2015-7, Class A, 144A	2.428	%(a)	07/01/20	930	913,124
LSTAR Securities Investment Trust, Series 2015-8, Class A1, 144A	2.428	%(a)	08/01/20	378	370,396
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	1.447	%(a)	10/25/33	355	333,339
Option One Mortgage Accep. Corp. Asset-Backed Certificates, Series 2003-3, Class A2	1.027	%(a)	06/25/33	137	127,006
Option One Mortgage Accep. Corp. Asset-Backed Certificates, Series 2003-4, Class A2	1.067	%(a)	07/25/33	444	412,740
Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3	1.127	%(a)	04/25/33	295	285,384
Structured Asset Investment Loan Trust (Cayman Islands), Series 2003-BC9, Class 3A3	1.127	%(a)	08/25/33	264	258,862
Structured Asset Investment Loan Trust, Series 2004-8, Class A8	1.427	%(a)	09/25/34	1,342	1,321,734
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375%		02/25/55	425	418,914
VOLT XXXVII LLC, Series 2015-NP11, Class A1, 144A	3.625%		07/25/45	1,123	1,109,770

					13,597,501

TOTAL ASSET-BACKED SECURITIES (cost $31,090,578)					30,893,542

BANK LOANS(a) — 3.0%
Automobiles — 0.4%
Chrysler Group LLC, Term Loan	3.250%		12/31/18	491	487,320

Chemicals — 0.1%
MacDermid, Inc., Term Loan	5.500%		06/07/20	100	92,560

Commercial Services & Supplies — 0.3%
TransUnion LLC, Term Loan	3.500%		04/09/21	346	333,532

Food Products — 0.1%
Pinnacle Foods Finance LLC, Term Loan	3.000%		04/29/20	87	85,951

Health Care & Pharmaceutical — 0.1%
MPH Acquisition Holdings LLC, Term Loan	3.750%		03/31/21	87	84,841

Health Care Providers & Services — 0.5%
Capsugel Holdings US, Inc., Term Loan	3.500%		08/01/18	231	227,306
Community Health Systems, Inc., Term Loan	3.657%		12/31/18	346	339,905

					567,211

Hotels, Restaurants & Leisure — 0.1%
B.C. Unlimited Liability Co., Term Loan B	3.750%		12/10/21	76	74,981

Independent Power & Renewable Electricity Producers — 0.3%
NRG Energy, Inc., Term Loan	2.750%		07/01/18	290	283,200

IT Services — 0.4%
Vantiv LLC, Term Loan	2.607%		06/13/19	463	457,297

Media — 0.5%
CBS Outdoor Americas CAP Co., Term Loan	3.000%		02/01/21	94	92,461
Charter Communications Operating LLC, Term Loan	3.000%		07/01/20	490	480,304

					572,765

Media & Entertainment — 0.1%
TWCC Holding Corp., Term Loan	5.750%		02/11/20	150	149,812

Retailers — 0.1%
Rite Aid Corp., Term Loan	4.875%		06/21/21	150	149,672

TOTAL BANK LOANS (cost $3,384,347)					3,339,142

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.0%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45	500	505,923
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.739	%(a)	04/10/49	40	40,614
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51	201	210,525
BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966%		08/10/33	300	314,272
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	1.987%		04/10/46	250	250,823
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	250	260,618
Commercial Mortgage Trust, Series 2012-CR1, Class XA, IO	2.257	%(a)	05/15/45	1,339	114,531
Commercial Mortgage Trust, Series 2013-CR10, Class A2	2.972%		08/10/46	250	255,715
Commercial Mortgage Trust, Series 2013-CR7, Class A1	0.716%		03/10/46	35	35,058
Commercial Mortgage Trust, Series 2014-CR15, Class XB, IO, 144A	0.024	%(a)	02/10/47	157,461	246,678
Commercial Mortgage Trust, Series 2015-LC21, Class A4	3.708%		07/10/48	500	518,313
Commercial Mortgage Trust, Series 2015-PC1, Class A5	3.902%		07/10/50	200	210,111
Commercial Mortgage Trust Pass-Through Certificates, Series 2012-CR3, Class A1	0.666%		10/15/45	58	57,618
Commercial Mortgage Trust Pass-Through Certificates, Series 2014-UBS2, Class XB, IO, 144A	0.208	%(a)	03/10/47	42,900	476,580
Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A1A	5.857	%(a)	03/15/39	58	57,945
Credit Suisse Commercial Mortgage Trust, Series 2006-C3, Class A1A	6.007	%(a)	06/15/38	216	217,442
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642%		08/10/44	186	186,666
Eleven Madison Trust, Series 2015-11MD, Class C, 144A	3.673	%(a)	09/10/35	250	241,316
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	1.173	%(a)	01/25/20	8,283	274,104
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.335	%(a)	04/25/20	7,091	252,724
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.801	%(a)	06/25/20	1,381	73,161
FHLMC Multifamily Structured Pass-Through Certificates, Series K018, Class X1, IO	1.554	%(a)	01/25/22	3,097	208,568
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.589	%(a)	05/25/22	1,917	143,406
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	1.017	%(a)	10/25/22	6,859	324,664
GS Mortgage Securities Corp., Series 2014-GC20, Class XB, IO	0.500	%(a)	04/10/47	15,000	483,986
GS Mortgage Securities Trust, Series 2014-GC18, Class XB, IO	0.228	%(a)	01/10/47	20,000	224,264
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class XA, IO	1.099	%(a)	05/15/48	20,999	1,014,660
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class AM	6.082	%(a)	06/12/46	130	130,975
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A4	5.485	%(a)	03/12/51	300	307,595
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A1A	5.422	%(a)	02/12/44	160	164,348
Morgan Stanley Capital I Trust, Series 2011-C3, Class A2	3.224%		07/15/49	208	209,169
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class APB	5.997%		06/15/45	4	3,638
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A	5.749	%(a)	07/15/45	251	252,274
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	189	191,230

Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5	5.500%		04/15/47	300	308,549

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $8,940,469)					8,768,063

CORPORATE BONDS — 42.9%
Agriculture — 0.3%
Altria Group, Inc., Gtd. Notes	2.850%		08/09/22	100	100,320
Bunge Ltd. Finance Corp., Gtd. Notes	3.200%		06/15/17	100	100,865
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125%		05/17/21	100	109,433

					310,618

Airlines — 0.4%
American Airlines 2013-2 Class A Pass-Through Trust, Equipment Trust	4.950%		01/15/23	168	177,693
Delta Air Lines 2010-2 Class A Pass-Through Trust, Pass Through Certificates	4.950%		05/23/19	140	146,750
United Airlines 2014-1 Class A Pass-Through Trust, Pass Through Certificates	4.000%		04/11/26	155	158,738

					483,181

Auto Manufacturers — 1.1%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	700	699,031
General Motors Financial Co., Inc., Gtd. Notes	3.500%		07/10/19	295	296,880
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250%		11/15/19	200	201,000

					1,196,911

Auto Parts & Equipment — 0.3%
American Axle & Manufacturing, Inc., Gtd. Notes	5.125%		02/15/19	225	221,344
Dana Holding Corp., Sr. Unsec’d. Notes	5.375%		09/15/21	150	144,750

					366,094

Banks — 10.1%
Abbey National Treasury Services PLC (United Kingdom), Gtd. Notes	2.375%		03/16/20	240	241,627
Bank of America Corp., Jr. Sub. Notes	8.125	%(a)	12/29/49	175	177,517
Bank of America Corp., Sr. Unsec’d. Notes	2.600%		01/15/19	520	522,047
Bank of America Corp., Sr. Unsec’d. Notes, MTN	1.482	%(a)	04/01/19	250	246,941
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	250	256,933
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	125	134,088
Bank of America Corp., Sub. Notes	3.950%		04/21/25	125	121,873
Bank of America Corp., Sub. Notes	5.420%		03/15/17	100	103,797
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	2.300%		03/10/19	310	311,903
Barclays PLC, Sr. Unsec’d. Notes	4.375%		01/12/26	200	201,874
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850%		04/01/21	550	562,246
Capital One Financial Corp., Sr. Unsec’d. Notes	6.750%		09/15/17	125	134,462
CIT Group, Inc., Sr. Unsec’d. Notes	4.250%		08/15/17	100	101,000
CIT Group, Inc., Sr. Unsec’d. Notes	5.250%		03/15/18	200	206,624
CITIC Ltd. (China), Sr. Unsec’d. Notes, MTN, REG-S	6.875%		01/21/18	300	324,784
Citigroup, Inc., Jr. Sub. Notes	5.950	%(a)	12/31/49	235	230,887
Citigroup, Inc., Jr. Sub. Notes	6.125	%(a)	12/31/49	105	105,623
Citigroup, Inc., Sr. Unsec’d. Notes	3.875%		10/25/23	150	153,894
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	210	209,723
Credit Suisse Group Funding Guernsey Ltd., Gtd. Notes	2.750%		03/26/20	250	248,186
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19	200	201,200
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375	%(a)	12/31/49	175	170,844
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	325	320,351
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.000%		03/03/24	200	205,015
Goldman Sachs Group, Inc. (The), Sub. Notes	5.625%		01/15/17	75	77,687
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	125	139,102
JPMorgan Chase & Co., Jr. Sub. Notes	6.100	%(a)	12/31/49	125	125,625

JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(a)	04/29/49	200	201,875
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%		05/13/24	350	354,654
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.000%		01/15/18	550	592,675
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27	140	139,561
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100%		03/24/21	400	444,341
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	375	426,089
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.300%		01/30/19	350	352,768
Morgan Stanley, Jr. Sub. Notes	5.450	%(a)	12/31/49	75	72,375
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		01/26/20	400	439,408
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.625%		04/01/18	200	218,455
Morgan Stanley, Sub. Notes	3.950%		04/23/27	275	265,443
PNC Bank NA, Sub. Notes	4.200%		11/01/25	350	378,473
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	4.375%		03/16/16	125	125,518
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A	2.375%		03/25/19	325	329,485
State Street Corp., Jr. Sub. Notes	5.250	%(a)	12/31/49	125	125,625
U.S. Bancorp, Sr. Unsec’d. Notes, MTN	1.019	%(a)	04/25/19	500	495,001
Wells Fargo & Co., Jr. Sub. Notes	7.980	%(a)	03/29/49	200	209,000
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%		01/22/21	75	77,279

					11,083,878

Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc., Gtd. Notes	4.700%		02/01/36	160	162,099
Anheuser-Busch InBev Finance, Inc., Gtd. Notes	4.900%		02/01/46	40	41,423
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750%		01/01/20	200	206,000

					409,522

Biotechnology — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	3.875%		11/15/21	250	263,343

Building Materials — 0.8%
CEMEX Espana SA (Mexico), Sr. Sec’d. Notes, 144A	9.875%		04/30/19	250	259,063
US Concrete, Inc., Sr. Sec’d. Notes	8.500%		12/01/18	550	569,250

					828,313

Chemicals — 1.0%
Ashland, Inc., Sr. Unsec’d. Notes	3.875%		04/15/18	100	102,500
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holdings BV, Gtd. Notes, 144A	7.375%		05/01/21	275	288,577
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%		11/15/21	100	103,606
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	93	97,977
Eastman Chemical Co., Sr. Unsec’d. Notes	2.400%		06/01/17	100	100,586
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%		11/15/21	350	390,508
Monsanto Co., Sr. Unsec’d. Notes	4.400%		07/15/44	25	20,197

					1,103,951

Commercial Services — 1.3%
ADT Corp. (The), Sr. Unsec’d. Notes	2.250%		07/15/17	130	129,025
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $101,859; purchased 01/07/14)(c)(d)	2.800%		11/01/18	100	101,268
Hertz Corp. (The), Gtd. Notes	6.750%		04/15/19	100	100,000
Hertz Corp. (The), Gtd. Notes	7.500%		10/15/18	125	126,875
Service Corp. International, Sr. Unsec’d. Notes	7.625%		10/01/18	675	755,581
United Rentals North America, Inc., Gtd. Notes	7.375%		05/15/20	250	257,500

					1,470,249

Computers — 0.3%
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%		10/05/17	310	310,584
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%		10/05/18	60	59,974

					370,558

Containers & Packaging — 0.4%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%		04/15/19	200	201,750

Greif, Inc., Sr. Unsec’d. Notes	7.750%		08/01/19	250	278,125

					479,875

Diversified Financial Services — 1.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%		05/15/19	150	147,750
Ally Financial, Inc., Sr. Unsec’d. Notes	3.250%		09/29/17	200	197,500
American Express Co., Jr. Sub. Notes	5.200	%(a)	12/31/49	55	52,387
Capital One Bank USA NA, Sub. Notes	3.375%		02/15/23	250	244,235
Discover Financial Services, Sr. Unsec’d. Notes	5.200%		04/27/22	400	435,202
International Lease Finance Corp., Sr. Unsec’d. Notes	8.750	%(a)	03/15/17	75	78,832
International Lease Finance Corp., Sr. Unsec’d. Notes	8.875%		09/01/17	175	187,250
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16	150	150,526
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.750%		03/19/19	100	101,624
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	6.750%		12/15/19	225	222,750

					1,818,056

Diversified Machinery — 0.2%
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%		12/01/17	100	107,050
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	100	108,263

					215,313

Electric — 1.4%
Commonwealth Edison Co., First Mortgage	2.150%		01/15/19	25	25,244
DPL, Inc., Sr. Unsec’d. Notes	6.500%		10/15/16	53	54,060
DPL, Inc., Sr. Unsec’d. Notes	6.750%		10/01/19	275	277,750
Dynegy, Inc., Gtd. Notes	6.750%		11/01/19	350	337,750
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350%		01/15/25	125	128,266
NRG Energy, Inc., Gtd. Notes	7.875%		05/15/21	100	87,000
PG&E Corp., Sr. Unsec’d. Notes	2.400%		03/01/19	300	301,600
Progress Energy, Inc., Sr. Unsec’d. Notes	4.400%		01/15/21	300	319,062

					1,530,732

Entertainment — 1.0%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250%		03/15/21	250	256,250
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.375%		11/01/18	50	50,244
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%		11/01/20	325	317,687
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $206,500; purchased 08/27/14)(c)(d)	5.000%		08/01/18	200	200,250
National CineMedia LLC, Sr. Unsec’d. Notes	7.875%		07/15/21	150	154,875
Pinnacle Entertainment, Inc., Gtd. Notes	8.750%		05/15/20	100	104,250

					1,083,556

Environmental Control — 0.2%
Clean Harbors, Inc., Gtd. Notes	5.125%		06/01/21	250	251,250

Food — 1.5%
JBS Investments GmbH (Brazil), Gtd. Notes, 144A	7.750%		10/28/20	325	287,625
Kroger Co. (The), Gtd. Notes	6.400%		08/15/17	250	268,162
Mondelez International, Inc., Sr. Unsec’d. Notes	2.250%		02/01/19	100	100,854
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%		11/01/19	300	315,000
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, 144A	5.625%		04/14/18	150	157,125
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.250%		08/01/18	300	306,000
Tyson Foods, Inc., Gtd. Notes	6.600	%(a)	04/01/16	250	252,308

					1,687,074

Forest Products & Paper — 0.2%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $228,412; purchased 02/05/14)(c)(d)	5.400%		11/01/20	200	222,155

Healthcare-Products — 1.0%
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%	12/15/18	300	306,000
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875%	10/15/18	100	101,379
Medtronic, Inc., Gtd. Notes	2.500%	03/15/20	645	655,047

				1,062,426

Healthcare-Services — 1.8%
CHS/Community Health Systems, Inc., Gtd. Notes	7.125%	07/15/20	100	95,500
Cigna Corp., Sr. Unsec’d. Notes	4.500%	03/15/21	100	107,553
Fresenius Medical Care US Finance, Inc. (Germany), Gtd. Notes, 144A	6.500%	09/15/18	250	275,000
HCA, Inc., Gtd. Notes	8.000%	10/01/18	375	420,000
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	225	230,625
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20	275	250,937
LifePoint Health, Inc., Gtd. Notes	5.500%	12/01/21	250	253,750
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%	11/01/18	175	185,063
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	225	216,000

				2,034,428

Holding Companies - Diversified — 0.1%
Leucadia National Corp., Sr. Unsec’d. Notes	5.500%	10/18/23	100	95,138

Home Builders — 1.5%
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%	12/15/20	250	226,250
CalAtlantic Group, Inc., Gtd. Notes	8.375%	05/15/18	325	358,312
KB Home, Gtd. Notes	7.250%	06/15/18	350	367,062
M/I Homes, Inc., Gtd. Notes, 144A	6.750%	01/15/21	375	363,750
William Lyon Homes, Inc., Gtd. Notes	8.500%	11/15/20	325	335,563

				1,650,937

Home Furnishings — 0.2%
Whirlpool Corp., Sr. Unsec’d. Notes	2.400%	03/01/19	150	151,396
Whirlpool Corp., Sr. Unsec’d. Notes	4.700%	06/01/22	100	107,768

				259,164

Housewares — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	4.000%	06/15/22	100	98,461

Insurance — 1.3%
ACE INA Holdings, Inc., Gtd. Notes	3.350%	05/03/26	70	71,446
ACE INA Holdings, Inc., Gtd. Notes	4.350%	11/03/45	10	10,461
Aon Corp., Gtd. Notes	3.125%	05/27/16	450	452,977
Axis Specialty Finance LLC, Gtd. Notes	5.875%	06/01/20	250	277,735
Markel Corp., Sr. Unsec’d. Notes	4.900%	07/01/22	250	272,285
XLIT Ltd. (Ireland), Gtd. Notes	2.300%	12/15/18	400	398,436

				1,483,340

Iron/Steel — 0.2%
AK Steel Corp., Sr. Sec’d. Notes	8.750%	12/01/18	200	170,500

Lodging — 0.6%
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%	03/01/19	200	204,135
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%	09/15/22	100	100,411
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	275	305,250

				609,796

Machinery-Construction & Mining — 0.1%
Terex Corp., Gtd. Notes	6.500%	04/01/20	125	119,375

Machinery-Diversified — 0.2%
CNH Industrial Capital LLC, Gtd. Notes	4.375%	11/06/20	200	190,000

Media — 2.1%
AMC Networks, Inc., Gtd. Notes	7.750%	07/15/21	550	583,000
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17	225	233,437

CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.384%		10/23/35	60	60,285
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.484%		10/23/45	70	70,472
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.834%		10/23/55	20	19,912
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%		07/15/18	275	290,125
Dish DBS Corp., Gtd. Notes	7.125%		02/01/16	425	425,000
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	6.125%		01/31/46	200	197,728
Harron Communications LP/Harron Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $316,219; purchased 12/14/15)(c)(d)	9.125%		04/01/20	300	315,750
Myriad International Holdings BV (South Africa), Gtd. Notes, REG-S	6.375%		07/28/17	100	104,000

					2,299,709

Mining — 0.2%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.750	%(a)	10/19/75	185	173,900

Miscellaneous Manufacturing — 0.4%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%		03/15/18	125	116,875
Koppers, Inc., Gtd. Notes	7.875%		12/01/19	255	252,450
Textron, Inc., Sr. Unsec’d. Notes	3.650%		03/01/21	25	25,645

					394,970

Office Furnishings — 0.1%
Steelcase, Inc., Sr. Unsec’d. Notes	6.375%		02/15/21	100	111,021

Oil & Gas — 0.5%
Devon Energy Corp., Sr. Unsec’d. Notes	2.250%		12/15/18	250	216,193
Nabors Industries, Inc., Gtd. Notes	2.350%		09/15/16	100	98,619
Pacific Exploration and Production Corp. (Colombia), Gtd. Notes, REG-S	5.375%		01/26/19	120	15,300
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%		11/14/22	220	204,818

					534,930

Oil & Gas Services — 0.2%
Weatherford International LLC, Gtd. Notes	6.350%		06/15/17	200	176,000

Pharmaceuticals — 1.1%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%		05/14/25	95	95,058
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%		05/14/35	150	146,686
Actavis Funding SCS, Gtd. Notes	3.800%		03/15/25	75	76,096
Actavis Funding SCS, Gtd. Notes	4.550%		03/15/35	165	162,555
Actavis, Inc., Gtd. Notes	1.875%		10/01/17	100	99,982
Forest Laboratories LLC, Gtd. Notes, 144A	4.375%		02/01/19	125	131,835
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.375%		03/15/20	325	306,516
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.750%		08/15/18	225	224,016

					1,242,744

Pipelines — 0.4%
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	2.700%		04/01/19	50	38,953
Enterprise Products Operating LLC, Gtd. Notes	3.900%		02/15/24	250	232,291
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%		04/01/20	50	51,031
Western Gas Partners LP, Sr. Unsec’d. Notes	2.600%		08/15/18	75	69,379

					391,654

Real Estate Investment Trusts (REITs) — 0.6%
HCP, Inc., Sr. Unsec’d. Notes	3.750%		02/01/19	100	103,553
Kimco Realty Corp., Sr. Unsec’d. Notes	6.875%		10/01/19	100	114,741
Realty Income Corp., Sr. Unsec’d. Notes	6.750%		08/15/19	220	252,137
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%		06/01/23	100	100,250

Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375%	10/01/19	100	113,526

				684,207

Retail — 0.9%
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	6.750%	05/20/20	300	297,000
AutoZone, Inc., Sr. Unsec’d. Notes	1.300%	01/13/17	150	150,063
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19	75	44,812
CVS Health Corp., Sr. Unsec’d. Notes	4.875%	07/20/35	60	62,287
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	70	75,213
L Brands, Inc., Gtd. Notes	5.625%	02/15/22	75	80,606
Landry’s, Inc., Gtd. Notes, 144A (original cost $294,250; purchased 08/26/15)(b)(c)	9.375%	05/01/20	275	290,469

				1,000,450

Semiconductors — 0.9%
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	5.000%	05/15/21	425	433,500
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500%	11/15/18	100	100,307
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18	425	427,762

				961,569

Software — 1.0%
Audatex North America, Inc., Gtd. Notes, 144A	6.000%	06/15/21	500	503,750
Intuit, Inc., Sr. Unsec’d. Notes	5.750%	03/15/17	300	313,790
MedAssets, Inc., Gtd. Notes	8.000%	11/15/18	300	307,170

				1,124,710

Technology — 0.4%
First Data Corp., Sr. Sec’d. Notes, 144A	6.750%	11/01/20	400	421,500

Telecommunications — 4.0%
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	8.875%	01/01/20	400	428,500
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20	100	109,469
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25	375	359,260
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35	35	31,566
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46	45	39,901
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23	200	205,700
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	2.350%	02/14/19	200	201,291
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	14.750%	12/01/16	309	336,501
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, 144A	6.625%	06/01/20	225	229,500
Digicel Ltd. (Jamaica), Sr. Unsec’d. Notes, REG-S	7.000%	02/15/20	200	175,800
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%	04/01/19	200	181,500
Level 3 Financing, Inc., Gtd. Notes	7.000%	06/01/20	400	420,000
Qwest Corp., Sr. Unsec’d. Notes	6.750%	12/01/21	50	52,125
Telesat Canada/Telesat LLC (Canada), Gtd. Notes, 144A	6.000%	05/15/17	250	251,875
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	7.250%	11/15/21	351	372,060
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21	595	613,257
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55	125	105,102
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%	04/30/18	300	324,435

				4,437,842

Transportation — 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%	09/15/21	100	103,412
CSX Corp., Sr. Unsec’d. Notes	5.600%	05/01/17	100	104,759

				208,171

TOTAL CORPORATE BONDS (cost $47,739,894)				47,111,571

FOREIGN GOVERNMENT BONDS — 3.1%
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000%	06/26/17	EUR	100	121,645
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	11.750%	02/25/20		50	64,000
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%	11/04/16		200	203,992
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, RegS	5.250%	02/01/16	JPY	10,000	82,600
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	02/21/23		120	131,184
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%	03/29/21		210	237,983
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.375%	07/30/25	EUR	125	128,228
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	4.125%	01/15/25		200	195,949
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, REG-S	3.700%	11/14/16	JPY	10,000	84,541
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, REG-S	1.500%	09/12/17		400	400,523
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.250%	07/14/17	EUR	200	228,467
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.500%	09/15/16		300	301,125
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, REG-S	5.125%	10/15/24		300	308,100
Republic of Latvia (Latvia), Sr. Unsec’d. Notes, REG-S	5.250%	02/22/17		200	208,160
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%	01/22/24		30	32,520
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, REG-S	6.750%	02/07/22		60	70,893
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, REG-S	5.250%	02/18/24		200	222,751
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, REG-S	5.850%	05/10/23		200	229,420
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes, MTN	4.500%	04/05/16	EUR	100	108,809

TOTAL FOREIGN GOVERNMENT BONDS (cost $3,511,999)					3,360,890

MUNICIPAL BONDS — 0.4%
California — 0.1%
University Of California, Revenue Bonds, Series AP	3.931%	05/15/45		25	24,838
University Of California, Revenue Bonds, Series J	4.131%	05/15/45		25	25,260

					50,098

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40		100	145,935

Puerto Rico — 0.2%
Commonwealth of Puerto Rico, General Obligation Unlimited	5.500%	07/01/16		200	203,256

TOTAL MUNICIPAL BONDS (cost $399,789)					399,289

NON-CORPORATE FOREIGN AGENCIES — 1.1%
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%	05/09/23		200	189,006
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.150%	01/22/19		50	50,179

KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	9.125%	07/02/18	350	373,275
Majapahit Holding BV (Indonesia), Gtd. Notes, REG-S	7.250%	06/28/17	100	105,620
Majapahit Holding BV (Indonesia), Gtd. Notes, REG-S	7.750%	01/20/20	200	223,200
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000%	05/20/16	70	69,387
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes, 144A	1.750%	04/10/17	200	199,922

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $1,210,329)				1,210,589

U.S. TREASURY OBLIGATIONS — 8.5%
U.S. Treasury Notes(e)(f)	0.875%	07/15/18	1,195	1,194,486
U.S. Treasury Notes	1.750%	12/31/20	485	494,568
U.S. Treasury Notes	2.000%	07/31/22	7,500	7,676,077

TOTAL U.S. TREASURY OBLIGATIONS (cost $9,187,494)				9,365,131

TOTAL LONG-TERM INVESTMENTS (cost $105,464,900)				104,448,217

SHORT-TERM INVESTMENTS — 3.4%

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 3.0%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $3,302,742)(g)			3,302,742	3,302,742

OPTIONS PURCHASED *(h) — 0.4%

		Counterparty	Notional Amount (000)#
Call Options
5 Year Euro-Bobl Futures expiring 03/11/16, Strike Price $99.25			150	5,625
5 Year U.S. Treasury Notes Futures expiring 02/19/16, Strike Price $119.50			42	51,188
expiring 02/19/16, Strike Price $121.50			42	4,922
expiring 02/19/16, Strike Price $118.75			60	116,250
expiring 02/19/16, Strike Price $119.00			20	33,906
expiring 02/19/16, Strike Price $121.75			76	5,938
Interest Rate Swap Options
Receive a fixed rate of .25% and pay a floating rate based on 3 Month LIBOR, expiring 04/26/16		Barclays Capital Group	3,800	7
Receive a fixed rate of .55% and pay a floating rate based on 3 Month LIBOR, expiring 04/26/16		Barclays Capital Group	1,900	289
Receive a fixed rate of 1.58% and pay a floating rate based on 3 Month LIBOR, expiring 08/17/16		JPMorgan Chase	2,520	30,106
Receive a fixed rate of 1.61% and pay a floating rate based on 3 Month LIBOR, expiring 04/26/16		Citigroup Global Markets	1,155	6,739
Receive a fixed rate of 1.78% and pay a floating rate based on 3 Month LIBOR, expiring 08/17/16		JPMorgan Chase	1,530	29,574
Receive a fixed rate of 1.50% and pay a floating rate based on 3 Month LIBOR, expiring 04/28/16		Citigroup Global Markets	2,060	27,191
Receive a fixed rate of 1.76% and pay a floating rate based on 3 Month LIBOR, expiring 02/23/16		Citigroup Global Markets	3,240	70,051

				381,786

Put Options
5 Year CDX.NA.HY.25.V1 expiring 03/16/16 Strike Price $97.00	BNP Paribas	1,900	12,928
5 Year U.S. Treasury Notes Futures expiring 02/19/16, Strike Price $115.50		42	328
expiring 02/19/16, Strike Price $116.25		22	172
expiring 02/19/16, Strike Price $117.00		20	156
90 Day Euro Dollar Futures expiring 03/11/16, Strike Price $98.50		250	625
expiring 03/11/16, Strike Price $98.62		138	687
expiring 03/11/16, Strike Price $98.87		48	1,069
expiring 03/11/16, Strike Price $99.00		138	6,875
Interest Rate Swap Options
Pay a fixed rate of 2.01% and receive a floating rate based on 3 Month LIBOR, expiring 04/26/16	Citigroup Global Markets	1,155	9,590

			32,430

TOTAL OPTIONS PURCHASED (cost $228,550)			414,216

TOTAL SHORT-TERM INVESTMENTS (cost $3,531,292)			3,716,958

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 98.4% (cost $108,996,192)(h)(i)			108,165,175

OPTIONS WRITTEN*(h) — (0.2)%
Call Options
5 Year Euro-Bobl Futures expiring 03/11/16, Strike Price $99.12		150	(12,375)
5 Year U.S. Treasury Notes Futures expiring 02/19/16, Strike Price $120.00		42	(33,797)
expiring 02/19/16, Strike Price $120.75		114	(38,297)
expiring 02/19/16, Strike Price $120.50		84	(38,719)
Interest Rate Swap Options,
Pay a fixed rate of .35% and receive a floating rate based on 3 Month LIBOR, expiring 04/26/16	Barclays Capital Group	5,700	(62)
Pay a fixed rate of 1.28% and receive a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase	2,520	(17,885)
Pay a fixed rate of 1.30% and receive a floating rate based on 3 Month LIBOR, expiring 04/28/16	Citigroup Global Markets	2,060	(17,052)
Pay a fixed rate of 1.48% and receive a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase	1,530	(18,532)
Pay a fixed rate of 1.81% and receive a floating rate based on 3 Month LIBOR, expiring 04/26/16,	Citigroup Global Markets	1,155	(14,247)

			(190,966)

PUT OPTIONS
5 Year CDX.NA.HY.25.V1 expiring 03/16/16 Strike Price $92.00	BNP Paribas	1,900	(3,595)
5 Year U.S. Treasury Notes Futures expiring 02/19/16, Strike Price $117.75		22	(172)
expiring 02/19/16, Strike Price $117.50		42	(328)
90 Day Euro Dollar Futures expiring 03/11/16, Strike Price $98.75		323	(3,225)
expiring 03/11/16, Strike Price $98.37		250	(625)
Interest Rate Swap Options, Pay a fixed rate of 2.21% and receive a floating rate based on 3 Month LIBOR expiring 04/26/16	Citigroup Global Markets	1,155	(4,404)

			(12,349)

TOTAL OPTIONS WRITTEN (premiums received $110,357)			(203,315)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 98.3% (cost $108,885,835)			107,961,860
Other assets in excess of liabilities(j) — 1.7%			1,913,242

NET ASSETS — 100.0%			$109,875,102

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
BABs	Build America Bonds
bps	Basis Points
CDX	Credit Derivative Index
CMBX	Commercial Mortgage Backed Securities Index
CMM	Constant Maturity Mortgage
CMS	Constant Maturity Swap
CLO	Collateralized Loan Obligation
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-counter
OIS	Overnight Index Swap
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso

CZK	Czech Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $799,206 and 0.7% of net assets.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2016.
(b)	Represents Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of the restricted securities is $1,147,240. The aggregate value of $1,129,892 is approximately 1.0% of net assets.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(h)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2016.
(i)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$110,115,289

Appreciation	925,150
Depreciation	(2,875,264)

Net Unrealized Appreciation	$(1,950,114)

The book basis may differ from tax basis due to certain tax-related adjustments.

(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2016	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
230	2 Year U.S. Treasury Notes	Mar. 2016	$50,060,911	$50,283,750	$222,839
96	5 Year U.S. Treasury Notes	Mar. 2016	11,426,781	11,584,500	157,719
126	10 Year U.S. Treasury Notes	Mar. 2016	15,893,568	16,326,844	433,276
1	10 Year Euro-Bund	Mar. 2016	172,320	176,956	4,636
16	30 Year U.S. Ultra Treasury Bonds	Mar. 2016	2,536,250	2,659,000	122,750

					941,220

	Short Positions:
6	90 Day Euro Dollar	Mar. 2017	1,486,775	1,486,575	(200)
6	90 Day Euro Dollar	Jun. 2017	1,485,200	1,485,075	(125)
6	90 Day Euro Dollar	Sep. 2017	1,483,800	1,483,650	(150)
6	90 Day Euro Dollar	Dec. 2017	1,482,375	1,482,150	(225)
23	20 Year U.S. Treasury Bonds	Mar. 2016	3,869,656	3,703,718	(165,938)

					(166,638)

					$774,582

(1)	Cash of $390,000 and a U.S. Treasury Obligation with a market value of $119,948 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at January 31, 2016.

Forward foreign currency exchange contracts outstanding at January 31, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 04/15/16	Citigroup Global Markets	AUD	79	$54,713	$55,426	$713
Expiring 04/15/16	JPMorgan Chase	AUD	55	38,700	38,991	291
Expiring 04/15/16	JPMorgan Chase	AUD	80	55,300	56,243	943
Expiring 04/15/16	JPMorgan Chase	AUD	87	60,900	61,005	105
Brazilian Real, Expiring 02/02/16	Citigroup Global Markets	BRL	204	53,600	51,038	(2,562)
Expiring 02/02/16	Credit Suisse First Boston Corp.	BRL	206	50,708	51,437	729
Expiring 02/02/16	TD Securities	BRL	206	50,783	51,437	654
British Pound, Expiring 04/28/16	Citigroup Global Markets	GBP	39	55,200	55,133	(67)
Expiring 04/28/16	Citigroup Global Markets	GBP	46	66,300	66,017	(283)
Canadian Dollar, Expiring 04/15/16	Citigroup Global Markets	CAD	55	38,700	38,966	266
Expiring 04/15/16	Citigroup Global Markets	CAD	79	55,100	56,745	1,645
Chilean Peso, Expiring 02/08/16	Citigroup Global Markets	CLP	13,775	19,724	19,289	(435)
Expiring 02/08/16	JPMorgan Chase	CLP	13,788	19,377	19,308	(69)
Expiring 02/08/16	Morgan Stanley	CLP	13,947	19,681	19,530	(151)
Colombian Peso, Expiring 02/08/16	JPMorgan Chase	COP	65,094	21,100	19,812	(1,288)
Czech Koruna, Expiring 04/22/16	Citigroup Global Markets	CZK	1,062	42,960	42,672	(288)
Indian Rupee, Expiring 04/07/16	UBS AG	INR	6,547	96,731	95,304	(1,427)
Indonesia Rupiah, Expiring 04/08/16	Citigroup Global Markets	IDR	466,737	32,950	33,410	460
Mexican Peso, Expiring 04/22/16	JPMorgan Chase	MXN	152	8,137	8,356	219
New Zealand Dollar, Expiring 04/15/16	Citigroup Global Markets	NZD	127	82,300	82,059	(241)
Expiring 04/15/16	JPMorgan Chase	NZD	108	70,236	69,437	(799)
Norwegian Krone, Expiring 04/21/16	BNP Paribas	NOK	1,876	210,008	215,871	5,863

Expiring 04/21/16	Citigroup Global Markets	NOK	482	55,000	55,422	422
Expiring 04/21/16	JPMorgan Chase	NOK	483	55,200	55,567	367
Polish Zloty, Expiring 04/22/16	Bank of America	PLN	347	84,034	84,860	826
Russian Ruble, Expiring 04/20/16	Bank of America	RUB	2,835	35,252	36,705	1,453
Singapore Dollar, Expiring 04/26/16	JPMorgan Chase	SGD	79	55,200	55,378	178
Expiring 04/26/16	JPMorgan Chase	SGD	79	55,400	55,406	6
Expiring 04/26/16	JPMorgan Chase	SGD	117	82,300	82,271	(29)
South Korean Won, Expiring 02/12/16	Bank of America	KRW	45,005	37,299	37,525	226
Expiring 02/12/16	Barclays Capital Group	KRW	41,013	35,310	34,197	(1,113)
Expiring 02/12/16	Credit Suisse First Boston Corp.	KRW	38,017	32,150	31,699	(451)
Expiring 02/12/16	Hong Kong & Shanghai Bank	KRW	40,154	33,050	33,481	431
Turkish New Lira, Expiring 02/25/16	Deutsche Bank AG	TRY	79	26,600	26,392	(208)

				$1,790,003	$1,796,389	6,386

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 04/15/16	Citigroup Global Markets	AUD	80	$55,100	$56,634	$(1,534)
Expiring 04/15/16	JPMorgan Chase	AUD	229	160,141	161,658	(1,517)
Expiring 04/15/16	JPMorgan Chase	AUD	81	55,100	56,831	(1,731)
Brazilian Real, Expiring 02/02/16	Bank of America	BRL	310	80,241	77,365	2,876
Expiring 02/02/16	Barclays Capital Group	BRL	44	10,736	10,923	(187)
Expiring 02/02/16	Goldman Sachs & Co.	BRL	138	32,950	34,337	(1,387)
Expiring 02/02/16	Morgan Stanley	BRL	125	31,059	31,288	(229)
Expiring 03/02/16	Credit Suisse First Boston Corp.	BRL	206	50,291	51,001	(710)
Expiring 03/02/16	TD Securities	BRL	206	50,363	51,001	(638)
British Pound, Expiring 04/28/16	Citigroup Global Markets	GBP	161	229,798	229,773	25
Expiring 04/28/16	Citigroup Global Markets	GBP	117	164,959	166,038	(1,079)
Expiring 04/28/16	Citigroup Global Markets	GBP	39	55,300	55,102	198
Canadian Dollar, Expiring 04/15/16	Bank of America	CAD	254	178,451	181,084	(2,633)
Chilean Peso, Expiring 02/08/16	Barclays Capital Group	CLP	11,942	16,500	16,722	(222)
Expiring 02/08/16	Barclays Capital Group	CLP	4,744	6,600	6,643	(43)
Expiring 02/08/16	Citigroup Global Markets	CLP	9,501	13,200	13,305	(105)
Expiring 02/18/16	Barclays Capital Group	CLP	4,754	6,600	6,650	(50)
Colombian Peso, Expiring 02/08/16	Bank of America	COP	34,411	10,700	10,474	226
Euro, Expiring 04/28/16	Morgan Stanley	EUR	1,100	1,195,502	1,194,736	766
Indian Rupee, Expiring 04/07/16	Citigroup Global Markets	INR	3,274	47,679	47,652	27
Japanese Yen, Expiring 04/28/16	Bank of America	JPY	5,309	43,900	43,953	(53)

Expiring 04/28/16	Citigroup Global Markets	JPY	26,766	226,315	221,606	4,709
New Zealand Dollar, Expiring 04/15/16	Bank of America	NZD	87	55,100	55,939	(839)
Expiring 04/15/16	Bank of America	NZD	86	55,300	55,728	(428)
Expiring 04/15/16	Citigroup Global Markets	NZD	86	55,300	55,641	(341)
Expiring 04/15/16	JPMorgan Chase	NZD	86	55,300	55,555	(255)
Expiring 04/15/16	JPMorgan Chase	NZD	86	55,300	55,478	(178)
Expiring 04/15/16	JPMorgan Chase	NZD	85	55,100	55,103	(3)
Norwegian Krone, Expiring 04/21/16	JPMorgan Chase	NOK	945	107,918	108,800	(882)
Russian Ruble, Expiring 04/20/16	Barclays Capital Group	RUB	1,295	16,179	16,774	(595)
Expiring 04/20/16	Barclays Capital Group	RUB	639	8,089	8,280	(191)
Expiring 04/20/16	Barclays Capital Group	RUB	51	642	665	(23)
Singapore Dollar, Expiring 04/26/16	Citigroup Global Markets	SGD	745	520,234	521,669	(1,435)
South African Rand, Expiring 04/26/16	Citigroup Global Markets	ZAR	394	23,488	24,378	(890)
South Korean Won, Expiring 02/12/16	Barclays Capital Group	KRW	24,627	21,121	20,534	587
Expiring 02/12/16	Citigroup Global Markets	KRW	33,409	28,500	27,857	643
Expiring 02/12/16	Citigroup Global Markets	KRW	23,841	20,297	19,879	418
Expiring 02/12/16	JPMorgan Chase	KRW	44,854	37,200	37,399	(199)
Expiring 02/12/16	JPMorgan Chase	KRW	37,458	32,214	31,233	981
Swedish Krona, Expiring 04/22/16	JPMorgan Chase	SEK	924	108,033	107,974	59
Swiss Francs, Expiring 04/28/16	Citigroup Global Markets	CHF	419	413,705	410,405	3,300
Turkish New Lira, Expiring 02/25/16	Bank of America	TRY	98	32,200	32,786	(586)
Expiring 02/25/16	Barclays Capital Group	TRY	90	29,700	30,374	(674)
Expiring 02/25/16	Deutsche Bank AG	TRY	125	42,300	42,015	285
Expiring 02/25/16	JPMorgan Chase	TRY	242	80,700	81,304	(604)

				$4,575,405	$4,580,546	(5,141)

						$1,245

Cross currency exchange contracts outstanding at January 31, 2016:

Settlement	Type	Notional Amount (000)#		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
Expiring 02/25/2016	Buy	TRY	80	EUR	25	$151	JPMorgan Chase
Expiring 02/25/2016	Buy	TRY	242	EUR	73	1,779	JPMorgan Chase
Expiring 02/25/2016	Buy	EUR	49	TRY	160	(737)	Citigroup Global Markets
Expiring 04/15/2016	Buy	CAD	117	EUR	76	635	JPMorgan Chase
Expiring 04/15/2016	Buy	AUD	118	EUR	76	500	Citigroup Global Markets
Expiring 04/15/2016	Buy	AUD	78	JPY	6,475	1,555	Citigroup Global Markets
Expiring 04/22/2016	Buy	EUR	76	SEK	709	(85)	JPMorgan Chase
Expiring 04/28/2016	Buy	EUR	153	CHF	168	1,104	Citigroup Global Markets
Expiring 04/28/2016	Buy	EUR	153	CHF	168	1,544	Citigroup Global Markets

						$6,446

Forward rate agreements outstanding at January 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC forward rate agreements:
2,750	02/16/16	3.120%	102 CMM(1)^	$3,263	$—	$3,263	Citigroup Global Markets
2,750	02/16/16	1.620%	7 Year CMS(1)^	(1,930)	—	(1,930)	Citigroup Global Markets

				$1,333	$—	$1,333

(1)	Fund pays the fixed rate and receives the floating rate.

Interest rate swap agreements outstanding at January 31, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
OTC swap agreement:
ZAR	2,350	11/04/29	8.180%	3 Month JIBAR(2)	$(7,984)	$(23)	$(7,961)	JPMorgan Chase

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	500	08/04/16	0.078%	1 Day Euro OIS(1)	$(67)	$(1,838)	$(1,771)
EUR	200	08/01/19	0.346%	1 Day Euro OIS(1)	—	(6,203)	(6,203)
EUR	570	05/12/25	0.895%	6 Month EURIBOR(2)	(477)	20,825	21,302
GBP	120	11/03/24	1.960%	1 Day GBP OIS(1)	—	(12,686)	(12,686)
GBP	150	01/08/25	1.325%	1 Day GBP OIS(1)	—	(2,945)	(2,945)
MXN	9,700	02/09/18	4.630%	28 Day Mexican Interbank rate(2)	143	5,972	5,829
MXN	5,000	04/18/19	5.480%	28 Day Mexican Interbank rate(2)	—	7,292	7,292
MXN	5,250	08/20/19	5.110%	28 Day Mexican Interbank rate(2)	(20)	4,101	4,121
MXN	8,100	08/13/24	6.120%	28 Day Mexican Interbank rate(2)	446	7,981	7,535
MXN	3,150	12/27/24	5.795%	28 Day Mexican Interbank rate(2)	—	(555)	(555)
MXN	1,100	07/27/34	6.720%	28 Day Mexican Interbank rate(2)	(16)	288	304
	11,180	01/26/18	1.124%	3 Month LIBOR(1)	(2,172)	(14,743)	(12,571)
	980	03/11/20	1.824%	3 Month LIBOR(1)	—	(28,074)	(28,074)
	1,800	01/06/21	1.800%	3 Month LIBOR(2)	—	46,567	46,567
	21,350	12/31/21	1.787%	3 Month LIBOR(1)	(9,517)	(494,215)	(484,698)
	1,500	12/31/21	1.850%	3 Month LIBOR(1)	—	(40,288)	(40,288)
	5,250	05/31/22	1.741%	3 Month LIBOR(1)	40,986	(106,111)	(147,097)
	8,870	05/31/22	2.237%	3 Month LIBOR(1)	(9,014)	(454,600)	(445,586)
	250	08/31/22	1.786%	3 Month LIBOR(1)	—	(5,865)	(5,865)
	2,100	08/31/22	1.788%	3 Month LIBOR(1)	—	(49,554)	(49,554)
	6,000	08/31/22	2.013%	3 Month LIBOR(1)	(18,107)	(207,097)	(188,990)
	1,680	11/30/22	1.982%	3 Month LIBOR(1)	—	(47,561)	(47,561)
	440	04/28/26	1.909%	3 Month LIBOR(2)	—	2,166	2,166
ZAR	6,300	08/26/20	7.855%	3 Month JIBAR(2)	(512)	(5,282)	(4,770)
ZAR	300	01/12/25	7.430%	3 Month JIBAR(2)	—	(1,545)	(1,545)
ZAR	800	01/13/25	7.430%	3 Month JIBAR(2)	—	(4,122)	(4,122)
ZAR	2,100	01/13/25	7.440%	3 Month JIBAR(2)	—	(10,702)	(10,702)
ZAR	1,400	01/11/26	9.330%	3 Month JIBAR(2)	(12)	3,293	3,305
ZAR	1,400	01/11/26	9.330%	3 Month JIBAR(2)	(12)	3,293	3,305

					$1,649	$(1,392,208)	$(1,393,857)

Cash of $840,000 and a U.S. Treasury Obligation with a market value of $819,647 have been segregated with Citigroup Global Markets to cover requirements for open exchange-traded interest rate and credit default swap contracts at January 31, 2016.

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at January 31, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at January 31, 2016	Value at Trade Date	Unrealized Depreciation
Centrally cleared credit default swap on credit indices—Buy Protection(1):
CDX.NA.HY.25.V1	12/20/20	5.000%	1,400	$(6,049)	$17,606	$(23,655)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%	500	$(23,287)	$(30,606)	$7,319	Credit Suisse First Boston Corp.
CMBX.NA.8.AAA	10/17/57	0.500%	2,000	(119,038)	(84,847)	(34,191)	UBS AG

				$(142,325)	$(115,453)	$(26,872)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2016(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate issues—Sell Protection(1):
Kingdom of Spain	12/20/20	1.000%	885	1.087%	$4,398	$(1,795)	$6,193	JPMorgan Chase
Republic of Italy	09/20/20	1.000%	180	0.944%	(726)	835	(1,561)	JPMorgan Chase

					$3,672	$(960)	$4,632

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of the emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The fair value of credit default swap agreements on corporate and/or sovereign issues and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at January 31, 2016:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	115	3 Month LIBOR	EUR	100	3 Month EURIBOR minus 25.00 bps	Goldman Sachs & Co.	01/20/17	$6,632	$—	$6,632
JPY	20,000	3 Month JPY LIBOR minus 43.35 bps		170	3 Month LIBOR	JPMorgan Chase	11/26/16	(4,452)	—	(4,452)
JPY	80,000	3 Month JPY LIBOR minus 42.10 bps		678	3 Month LIBOR	JPMorgan Chase	11/28/16	(16,422)	—	(16,422)
	804	3 Month LIBOR	EUR	700	3 Month EURIBOR minus 26.95 bps	JPMorgan Chase	02/17/17	43,342	—	43,342
	168	3 Month LIBOR	JPY	20,000	3 Month JPY LIBOR minus 69.88 bps	JPMorgan Chase	11/26/24	(878)	(42)	(836)
	671	3 Month LIBOR	JPY	80,000	3 Month JPY LIBOR minus 67.33 bps	JPMorgan Chase	11/28/24	(5,123)	(161)	(4,962)

								$23,099	$(203)	$23,302

Total return swap agreements outstanding at January 31, 2016:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront (Received)	Unrealized Depreciation(1)
OTC total return swap agreements:
Credit Suisse First Boston Corp.	12/1/41	641	Pay fixed rate payments on the IOS.FN.450 Index and receive variable payments based on the 1 Month LIBOR	$(10,622)	$(1,807)	$(8,815)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized depreciation.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$15,905,098	$—
Non-Residential Mortgage-Backed Securities	—	1,390,943	—
Residential Mortgage-Backed Securities	—	12,799,628	797,873
Bank Loans	—	3,339,142	—
Commercial Mortgage-Backed Securities	—	8,768,063	—
Corporate Bonds	—	47,111,571	—
Foreign Government Bonds	—	3,360,890	—
Municipal Bonds	—	399,289	—
Non-Corporate Foreign Agencies	—	1,210,589	—
U.S. Treasury Obligations	—	9,365,131	—
Affiliated Money Market Mutual Fund	3,302,742	—	—
Options Purchased	227,741	186,475	—
Options Written	(127,538)	(75,777)	—
Other Financial Instruments*
Futures Contracts	774,582	—	—
OTC Forward Foreign Currency Exchange Contracts	—	1,245	—
OTC Cross Currency Exchange Contracts	—	6,446	—
OTC Forward Rate Agreements	—	—	1,333
OTC Interest Rate Swap	—	(7,984)	—
Centrally Cleared Interest Rate Swaps	—	(1,393,857)	—
Centrally Cleared Credit Default Swap	—	(23,655)	—
OTC Credit Default Swaps	—	(138,653)	—
OTC Currency Swap Agreements	—	23,099	—
OTC Total Return Swap Agreement	—	(10,622)	—

Total	$4,177,527	$102,217,061	$799,206

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of January 31, 2016 categorized by risk exposure:

Derivative Fair Value at 01/31/16
Credit contracts	$(36,562)
Equity contracts	(8,815)
Foreign exchange contracts	7,691
Interest rate contracts	(401,033)

Total	$(438,719)

Prudential Total Return Bond Fund

Schedule of Investments

as of January 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.3%
ASSET-BACKED SECURITIES — 19.4%
Collateralized Loan Obligations — 13.8%
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.804	%(a)	04/20/25	22,550	$22,267,027
AIMCO CLO (Cayman Islands), Series 2014-AA, Class A, 144A	2.164	%(a)	07/20/26	7,900	7,858,153
AIMCO CLO (Cayman Islands), Series 2015-AA, Class A1, 144A	2.029	%(a)	01/15/28	62,500	62,170,725
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	2.121	%(a)	04/28/26	13,800	13,674,833
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A2A, 144A	2.871	%(a)	04/28/26	4,100	4,073,539
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.222	%(a)	10/15/26	44,250	43,920,634
Ares CLO Ltd. (Cayman Islands), Series 2012-2A, Class B1R, 144A	2.471	%(a)	10/12/23	20,000	19,881,240
Ares XXVI CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.722	%(a)	04/15/25	5,300	5,235,669
Ares XXVII CLO Ltd. (Cayman Islands), Series 2013-2A, Class A2R, 144A	1.971	%(a)	07/28/25	10,000	9,953,520
Ares XXXI CLO Ltd. (Cayman Islands), Series 2014-31A, Class A1, 144A	1.852	%(a)	08/28/25	8,000	7,919,506
Arrowpoint CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	2.172	%(a)	10/15/26	9,250	9,151,288
Arrowpoint CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A	2.170	%(a)	04/18/27	59,200	58,455,809
Arrowpoint CLO Ltd. (Cayman Islands), Series 2015-4A, Class B, 144A	3.050	%(a)	04/18/27	21,250	21,180,013
Atlas Senior Loan Fund IV Ltd. (Cayman Islands), Series 2013-2A, Class A1L, 144A	1.862	%(a)	02/17/26	32,750	32,444,655
Atlas Senior Loan Fund VI Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	2.162	%(a)	10/15/26	16,300	16,150,159
Atlas Senior Loan Fund VI Ltd. (Cayman Islands), Series 2014-6A, Class B, 144A	3.022	%(a)	10/15/26	2,750	2,730,274
Atrium X (Cayman Islands), Series 10A, Class A, 144A	1.740	%(a)	07/16/25	49,000	47,847,304
Avery Point VI CLO Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	1.784	%(a)	08/05/27	29,500	29,066,309
Babson CLO Ltd. (Cayman Islands), Series 2013-IA, Class A, 144A	1.724	%(a)	04/20/25	13,991	13,722,396
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.021	%(a)	10/22/25	3,500	3,471,430
Battalion CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A1, 144A	2.120	%(a)	04/17/26	8,450	8,373,683
Battalion CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A2A, 144A	2.770	%(a)	04/17/26	500	495,516
Battalion CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A2B, 144A	4.410%		04/17/26	1,000	969,381
Battalion CLO VI Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	2.071	%(a)	10/17/26	19,250	19,062,297
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	2.220	%(a)	10/17/26	22,250	22,016,106
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.150	%(a)	04/18/27	35,500	35,161,231
Bean Creek CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.223	%(a)	01/20/28	31,500	31,124,986
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.822	%(a)	07/15/24	16,300	16,063,159
Benefit Street Partners CLO V Ltd. (Cayman Islands), Series 2014-VA, Class A, 144A	2.224	%(a)	10/20/26	13,000	12,882,471

Blue Hill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.102	%(a)	01/15/26	4,300	4,261,175
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.770	%(a)	04/17/25	15,600	15,393,362
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1, 144A	2.370	%(a)	04/17/25	13,500	13,302,232
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1A, 144A	2.081	%(a)	07/27/26	14,750	14,617,737
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.174	%(a)	04/20/26	14,300	14,229,846
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	2.130	%(a)	10/18/26	16,750	16,543,154
Catamaran CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.171	%(a)	04/22/27	76,250	75,281,289
Cavalry CLO II (Cayman Islands), Series 2A, Class A, 144A	1.970	%(a)	01/17/24	10,000	9,840,701
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	0.879	%(a)	04/25/19	1,500	1,489,197
CIFC Funding Ltd. (Cayman Islands), Series 2012-1A, Class A1R, 144A	1.512	%(a)	08/14/24	1,700	1,691,239
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.072	%(a)	07/15/26	10,250	10,052,144
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.020	%(a)	01/17/26	11,000	10,880,872
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	2.092	%(a)	10/15/26	16,750	16,590,548
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	1.784	%(a)	05/05/27	73,000	72,033,874
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.280%		01/25/27	20,000	19,522,330
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.162	%(a)	04/15/27	25,000	24,504,050
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	2.124	%(a)	07/20/27	15,000	14,800,359
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.952	%(a)	05/15/26	6,700	6,609,453
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	3.670%		05/15/26	2,000	1,963,553
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class B, 144A	2.612	%(a)	05/15/26	6,000	5,911,844
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	2.172	%(a)	07/15/26	10,250	10,145,940
KVK CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	1.950	%(a)	05/20/27	20,500	20,253,764
Limerock CLO II Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	2.121	%(a)	04/18/26	5,250	5,179,699
Madison Park Funding IX Ltd. (Cayman Islands), Series 2012-9AR, Class B1R, 144A	2.232	%(a)	08/15/22	10,500	10,331,003
Madison Park Funding X Ltd. (Cayman Islands), Series 2012-10A, Class A1A, 144A	1.994	%(a)	01/20/25	58,500	58,334,866
Magnetite IX Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	2.039	%(a)	07/25/26	1,600	1,582,397
Magnetite VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	2.102	%(a)	04/15/26	28,100	27,855,005
Magnetite XI Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A	2.070	%(a)	01/18/27	10,750	10,609,103
Mountain View CLO Ltd. (Cayman Islands), Series 2014-1A, Class B, 144A	3.032	%(a)	10/15/26	2,000	1,923,451
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A	2.082	%(a)	07/15/27	43,600	42,727,712

Neuberger Berman CLO XII Ltd. (Cayman Islands), Series 2012-12A, Class BR, 144A	2.719	%(a)	07/25/23	6,250	6,198,100
Neuberger Berman CLO XVI Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	2.092	%(a)	04/15/26	11,500	11,260,646
Ocean Trails CLO IV (Cayman Islands), Series 2013-4A, Class A, 144A	1.659	%(a)	08/13/25	13,500	13,290,946
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.771	%(a)	07/22/25	2,800	2,767,790
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	1.878	%(a)	05/21/27	63,800	62,821,040
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	2.124	%(a)	07/20/27	10,000	9,781,400
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	1.620	%(a)	02/20/25	4,750	4,678,139
Regatta III Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.142	%(a)	04/15/26	16,700	16,592,604
Regatta III Funding Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	2.722	%(a)	04/15/26	3,350	3,314,885
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	2.149	%(a)	07/25/26	11,750	11,643,787
Regatta V Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.179	%(a)	10/25/26	21,000	20,814,528
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.100	%(a)	07/17/26	3,300	3,275,503
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.350%		07/17/26	2,500	2,477,355
Shackleton II CLO Ltd. (Cayman Islands), Series 2012-2A, Class A1, 144A	2.034	%(a)	10/20/23	17,000	16,904,620
Shackleton III CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25	4,900	4,780,280
Shackleton VI CLO (Cayman Islands), Series 2014-6A, Class A1, 144A	2.100	%(a)	07/17/26	56,950	56,494,366
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.672	%(a)	04/15/25	17,850	17,548,671
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.072	%(a)	10/15/26	11,750	11,510,676
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.812	%(a)	05/15/26	47,325	46,421,348
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	3.014	%(a)	08/17/22	2,000	1,962,543
Sound Point CLO I Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.324	%(a)	10/20/23	4,350	4,345,534
Sound Point CLO VI Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	1.984	%(a)	10/20/26	10,500	10,325,661
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.730%		04/18/26	5,700	5,522,662
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	2.241	%(a)	01/22/27	51,500	51,072,926
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.124	%(a)	07/20/27	30,000	29,662,239
Treman Park CLO LLC (Cayman Islands), Series 2015-1A, Class A, 144A	2.124	%(a)	04/20/27	48,250	47,705,040
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.742	%(a)	07/15/25	38,165	37,618,294
Vibrant CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A	2.254	%(a)	04/20/26	77,250	76,553,506
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.762	%(a)	04/15/24	10,050	9,942,607

Voya CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	1.769	%(a)	04/25/25	3,250	3,214,149
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.124	%(a)	04/20/26	11,550	11,442,399
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.250%		04/20/26	3,500	3,400,626

					1,731,130,082

Non-Residential Mortgage-Backed Securities — 1.3%
American Express Credit Account Master Trust, Series 2013-1, Class B	1.126	%(a)	02/16/21	2,000	1,996,611
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	15,500	15,530,385
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	1.656	%(a)	07/25/44	238	247,457
FHLMC Structured Pass-Through Securities, Series T-63, Class 1A1	1.456	%(a)	02/25/45	25	25,718
GE Business Loan Trust, Series 2006-1A, Class D, 144A	1.426	%(a)	05/15/34	38	31,622
Hertz Vehical Financing LLC, Series 2015-1A, Class A, 144A	2.730%		03/25/21	42,400	42,464,168
JPMorgan Resecuritization Trust, Series 2015-1, Class 6A1, 144A	0.702	%(a)	12/27/45	8,137	7,572,653
Marriott Vacation Club Owner Trust, Series 2010-1A, Class A, 144A	3.540%		10/20/32	769	784,532
OneMain Financial Issuance Trust, Series 2014-2A, Class C, 144A	4.330%		09/18/24	6,410	6,391,283
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	40,120	39,590,296
Small Business Administration Participation Certificates, Series 2001-20A, Class 1	6.290%		01/01/21	42	44,939
Small Business Administration Participation Certificates, Series 2003-20I, Class 1	5.130%		09/01/23	36	39,469
Springleaf Funding Trust, Series 2014-AA, Class C, 144A	4.450%		12/15/22	1,670	1,670,386
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	44,025	43,671,457
Springleaf Funding Trust, Series 2015-AA, Class B, 144A	3.620%		11/15/24	3,250	3,233,889
Springleaf Funding Trust, Series 2015-AA, Class C, 144A	5.040%		11/15/24	6,000	5,965,737

					169,260,602

Residential Mortgage-Backed Securities — 4.3%
Aames Mortgage Investment Trust, Series 2005-2, Class M4	1.372	%(a)	07/25/35	4,091	3,941,107
ABFC Trust, Series 2003-OPT1, Class A1	1.067	%(a)	04/25/33	6,123	5,830,420
ABFC Trust, Series 2003-WMC1, Class M1	1.402	%(a)	06/25/33	589	542,393
ABFC Trust, Series 2004-OPT1, Class M1	1.477	%(a)	08/25/33	446	421,181
ABFC Trust, Series 2004-OPT5, Class A4	1.677	%(a)	06/25/34	2,281	2,119,302
ABFC Trust, Series 2005-AQ1, Class A4	4.913%		06/25/35	2,625	2,688,177
ABFC Trust, Series 2005-HE2, Class M2	1.177	%(a)	06/25/35	1,308	1,293,076
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D	1.127	%(a)	01/25/35	399	377,413
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M1	1.402	%(a)	11/25/33	958	890,080
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	1.477	%(a)	12/25/33	1,182	1,113,122
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.327	%(a)	09/25/33	320	299,228
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1	1.327	%(a)	12/25/34	7,029	6,267,356
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1	1.207	%(a)	04/25/34	7,141	6,573,373

Aegis Asset-Backed Securities Trust, Series 2005-3, Class M1	0.897	%(a)	08/25/35	641	632,443
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-1, Class M1	1.447	%(a)	04/25/34	1,198	1,117,724
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-2, Class A3	1.387	%(a)	06/25/34	212	211,484
Ameriquest Mortgage Securities, Inc., Series 2001-2, Class M3	3.356	%(a)	10/25/31	94	90,679
Ameriquest Mortgage Securities, Inc. Asset-Backed, Series 2003-10, Class AV1	1.182	%(a)	12/25/33	1,472	1,428,228
Ameriquest Mortgage Securities, Inc. Asset-Backed, Series 2003-10, Class AV2	1.122	%(a)	11/25/33	74	64,857
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1	1.772	%(a)	02/25/33	686	643,732
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-5, Class A6	4.463%		04/25/33	4,943	5,017,781
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2	1.162	%(a)	12/25/33	1,688	1,629,411
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A	1.112	%(a)	04/25/34	3,471	3,411,339
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.387	%(a)	09/25/34	3,387	3,374,972
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R11, Class A2D	0.757	%(a)	01/25/36	169	166,087
Amortizing Residential Collateral Trust, Series 2002-BC8, Class A3	1.427	%(a)	11/25/32	417	402,979
Argent Securities, Inc., Series 2003-W2, Class M4	6.052	%(a)	09/25/33	600	551,843
Argent Securities, Inc., Series 2003-W7, Class M1	1.462	%(a)	03/25/34	704	686,922
Argent Securities, Inc., Series 2003-W10, Class M1	1.502	%(a)	01/25/34	1,782	1,641,287
Argent Securities, Inc., Series 2003-W10, Class M2	2.902	%(a)	01/25/34	144	128,010
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W2, Class AF	4.359%		04/25/34	523	527,819
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	1.252	%(a)	05/25/34	413	391,586
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W2, Class A2C	0.787	%(a)	10/25/35	2,069	1,952,180
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE3, Class M1	1.671	%(a)	06/15/33	1,513	1,440,277
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE4, Class M1	1.671	%(a)	08/15/33	1,765	1,667,714
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE5, Class M1	1.551	%(a)	09/15/33	2,759	2,533,341
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	1.476	%(a)	01/15/34	4,527	4,173,897
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1	1.237	%(a)	06/25/34	9,071	8,443,186
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1	1.327	%(a)	08/25/34	3,008	2,820,759
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1	1.402	%(a)	12/25/34	2,869	2,655,384
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE6, Class M2	0.937	%(a)	07/25/35	481	478,134
Bear Stearns Asset-Backed Securities I Trust, Series 2001-HE8, Class M1	1.402	%(a)	09/25/34	570	485,759
Bear Stearns Asset-Backed Securities I Trust, Series 2004-FR2, Class M2	1.442	%(a)	06/25/34	4,100	3,692,515
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE11, Class M2	2.002	%(a)	12/25/34	7,980	7,858,518

Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE7, Class M1	1.327	%(a)	08/25/34	4,383	4,113,433
Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE5, Class M2	1.462	%(a)	06/25/35	7,576	7,346,832
Bear Stearns Asset-Backed Securities I Trust, Series 2007-HE3, Class 1A2	0.627	%(a)	04/25/37	390	384,015
Bear Stearns Asset-Backed Securities Trust, Series 2002-2, Class A2	1.627	%(a)	10/25/32	96	90,465
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.327	%(a)	03/25/34	1,986	1,890,986
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2	2.152	%(a)	04/25/34	849	772,433
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M1	1.282	%(a)	07/25/34	2,777	2,634,159
CDC Mortgage Capital Trust, Series 2003-HE4, Class M1	1.402	%(a)	03/25/34	2,260	2,129,441
Chase Funding Trust, Series 2002-2, Class 1A5	6.333%		04/25/32	736	748,501
Citigroup Mortgage Loan Trust, Series 2006-HE1, Class M1	0.757	%(a)	01/25/36	412	404,826
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates, Series 2005-OPT3, Class M2	1.102	%(a)	05/25/35	3,468	3,419,323
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH1, Class M2	0.797	%(a)	01/25/36	1,850	1,725,309
Countrywide Asset-Backed Certificates, Series 2002-3, Class 2A1	1.087	%(a)	06/25/32	3,598	3,348,340
Countrywide Asset-Backed Certificates, Series 2003-BC5, Class 2A2	1.127	%(a)	12/25/33	751	712,214
Countrywide Asset-Backed Certificates, Series 2004-3, Class 1A	0.847	%(a)	08/25/34	13,599	12,460,666
Countrywide Asset-Backed Certificates, Series 2004-6, Class 1A1	0.967	%(a)	12/25/34	4,603	4,197,023
Countrywide Asset-Backed Certificates, Series 2004-12, Class AF5	5.206%		04/25/35	1,590	1,596,511
Countrywide Asset-Backed Certificates, Series 2004-BC1, Class M1	1.177	%(a)	02/25/34	1,780	1,701,941
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1	1.477	%(a)	11/25/34	3,785	3,585,558
Countrywide Asset-Backed Certificates, Series 2006-26, Class 2A3	0.597	%(a)	06/25/37	1,846	1,736,609
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2	2.677	%(a)	08/25/32	14	12,297
Credit Suisse Mortgage Trust, Series 2016-1R, Class 1A3, 144A(b)	0.576	%(a)	08/27/37	74,934	67,253,265
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB8, Class M1	1.222	%(a)	12/25/35	4,378	4,091,195
CWABS, Inc. Asset-backed Certificates Trust, Series 2003-5, Class AF5	5.477%		02/25/34	1,845	1,859,259
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-5, Class 3A	0.887	%(a)	09/25/34	1,156	1,137,110
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 2A4	1.327	%(a)	11/25/34	1,033	1,000,848
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 2A5	1.207	%(a)	11/25/34	1,144	1,107,247
Encore Credit Receivables Trust, Series 2005-1, Class M1	1.087	%(a)	07/25/35	5,613	5,354,188
Encore Credit Receivables Trust, Series 2005-3, Class M3	0.937	%(a)	10/25/35	10,000	9,165,582
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.898%		07/25/34	122	115,495
Fannie Mae REMICS, Series 2000-32, Class FM	0.876	%(a)	10/18/30	2	1,729
Fannie Mae REMICS, Series 2001-29, Class Z	6.500%		07/25/31	60	68,470
FBR Securitization Trust, Series 2005-2, Class M1	1.147	%(a)	09/25/35	1,029	1,019,960
FFMLT Trust, Series 2005-FF2, Class M4	1.312	%(a)	03/25/35	1,857	1,702,918

Finance America Mortgage Loan Trust, Series 2004-2, Class M1	1.252	%(a)	08/25/34	2,843	2,624,003
First Franklin Mortgage Loan Trust, Series 2005-FF3, Class M3	1.147	%(a)	04/25/35	4,500	4,385,173
Freddie Mac REMICS, Series 1628, Class LZ	6.500%		12/15/23	33	36,798
Freddie Mac REMICS, Series 1935, Class JZ	7.000%		02/15/27	132	149,606
Freddie Mac REMICS, Series 2241, Class PH	7.500%		07/15/30	66	76,662
Fremont Home Loan Trust, Series 2003-B, Class M1	1.477	%(a)	12/25/33	4,197	3,985,022
Fremont Home Loan Trust, Series 2004-2, Class M1	1.282	%(a)	07/25/34	8,121	6,976,340
Fremont Home Loan Trust, Series 2004-C, Class M1	1.402	%(a)	08/25/34	2,715	2,522,167
GSAA Trust, Series 2006-7, Class AF2	5.995	%(a)	03/25/46	1,335	963,685
GSAMP Trust, Series 2004-FM1, Class M1	1.402	%(a)	11/25/33	765	713,888
GSAMP Trust, Series 2004-FM2, Class M1	1.177	%(a)	01/25/34	1,933	1,778,714
GSAMP Trust, Series 2004-HE2, Class M1	1.397	%(a)	09/25/34	2,650	2,430,226
Home Equity Asset Trust, Series 2002-4, Class M1	1.927	%(a)	03/25/33	3,746	3,609,851
Home Equity Asset Trust, Series 2003-3, Class M1	1.717	%(a)	08/25/33	1,794	1,700,817
Home Equity Asset Trust, Series 2003-4, Class M1	1.627	%(a)	10/25/33	1,690	1,541,389
Home Equity Asset Trust, Series 2003-5, Class M1	1.477	%(a)	12/25/33	174	164,762
Home Equity Asset Trust, Series 2003-6, Class M1	1.477	%(a)	02/25/34	3,417	3,213,249
Home Equity Asset Trust, Series 2004-2, Class M1	1.222	%(a)	07/25/34	2,597	2,424,022
Home Equity Asset Trust, Series 2004-7, Class M1	1.357	%(a)	01/25/35	1,103	1,035,278
HSBC Home Equity Loan Trust U.S.A., Series 2006-3, Class M1	0.686	%(a)	03/20/36	8,000	7,840,890
HSBC Home Equity Loan Trust U.S.A., Series 2006-4, Class A4	0.656	%(a)	03/20/36	519	516,632
HSBC Home Equity Loan Trust U.S.A., Series 2006-4, Class M1	0.686	%(a)	03/20/36	7,600	7,465,265
HSBC Home Equity Loan Trust U.S.A., Series 2007-2, Class A4	0.726	%(a)	07/20/36	2,047	2,033,639
HSBC Home Equity Loan Trust U.S.A., Series 2007-2, Class M1	0.736	%(a)	07/20/36	3,210	3,083,599
HSBC Home Equity Loan Trust U.S.A., Series 2007-2, Class M2	0.796	%(a)	07/20/36	710	669,035
HSBC Home Equity Loan Trust U.S.A., Series 2007-3, Class A4	1.926	%(a)	11/20/36	893	893,587
IndyMac Residential Asset-Backed Trust, Series 2005-A, Class M3	0.977	%(a)	03/25/35	1,750	1,733,550
JPMorgan Mortgage Acquisition Corp., Series 2005-WMC1, Class M2	1.087	%(a)	09/25/35	1,604	1,464,230
Long Beach Mortgage Loan Trust, Series 2004-1, Class M1	1.177	%(a)	02/25/34	1,315	1,236,616
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	1.222	%(a)	06/25/34	445	429,106
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	0.987	%(a)	10/25/34	14	12,960
MASTR Asset-Backed Securities Trust, Series 2003-OPT1, Class M2	3.202	%(a)	12/25/32	2,446	2,452,024
MASTR Asset-Backed Securities Trust, Series 2004-HE1, Class M2	1.522	%(a)	09/25/34	1,064	1,059,194
MASTR Asset-Backed Securities Trust, Series 2004-WMC1, Class M1	1.207	%(a)	02/25/34	926	878,097
MASTR Asset-Backed Securities Trust, Series 2004-WMC3, Class M1	1.252	%(a)	10/25/34	5,691	5,350,459
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1	1.147	%(a)	12/25/34	2,208	2,000,666
Merrill Lynch Mortgage Investors Trust, Series 2002-HE1, Class A1	1.427	%(a)	08/25/32	4,219	4,064,382

Merrill Lynch Mortgage Investors Trust, Series 2003-OPT1, Class A3	1.147	%(a)	07/25/34	807	776,411
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1A	0.947	%(a)	06/25/35	1,085	1,037,191
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A2A	1.147	%(a)	06/25/35	989	894,208
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC3, Class M2	2.272	%(a)	01/25/35	3,941	3,857,011
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.627	%(a)	05/25/33	1,270	1,197,542
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC5, Class M1	1.702	%(a)	04/25/33	146	144,305
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class M1	1.282	%(a)	03/25/34	835	787,446
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	1.327	%(a)	05/25/34	9,249	8,751,413
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	1.372	%(a)	06/25/34	397	371,999
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE8, Class A7	1.487	%(a)	09/25/34	663	604,681
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE8, Class M1	1.387	%(a)	09/25/34	5,000	4,560,169
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.477	%(a)	12/27/33	1,068	1,027,788
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC6, Class M1	1.327	%(a)	07/25/34	5,107	4,803,526
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	1.297	%(a)	11/25/34	1,650	1,481,912
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.357	%(a)	06/25/34	807	778,547
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	1.342	%(a)	07/25/34	638	606,352
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC3, Class M2	1.222	%(a)	01/25/35	4,907	4,444,919
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2C	1.187	%(a)	01/25/35	2,930	2,886,023
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC2, Class M3	1.102	%(a)	03/25/35	3,000	2,873,804
New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.552	%(a)	10/25/33	1,234	1,181,744
New Century Home Equity Loan Trust, Series 2004-1, Class M1	1.312	%(a)	05/25/34	887	805,365
New Century Home Equity Loan Trust, Series 2004-4, Class M1	1.192	%(a)	02/25/35	1,258	1,117,753
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2003-3, Class A2	1.027	%(a)	06/25/33	1,301	1,207,250
Option One Mortgage Loan Trust, Series 2004-1, Class M1	1.327	%(a)	01/25/34	2,986	2,766,157
Ownit Mortgage Loan Trust, Series 2005-2, Class M4	1.357	%(a)	03/25/36	1,170	1,149,451
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ2, Class M2	1.372	%(a)	02/25/35	814	811,287
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WLL1, Class M3	1.162	%(a)	03/25/35	13,319	12,287,189
Residential Asset Mortgage Products, Inc., Series 2003-RS11, Class AI6A	6.001%		12/25/33	911	984,030
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2	1.627	%(a)	12/25/34	18	18,363
Residential Asset Securities Corp., Series 2004-KS1, Class AI5	5.221%		02/25/34	398	411,674

Salomon Brothers Mortgage Securities VII, Inc., Series 2002-CIT1, Class M2	2.227	%(a)	03/25/32	3,222	2,960,247
Saxon Asset Securities Trust, Series 2002-3, Class M1	1.552	%(a)	12/25/32	48	44,736
Saxon Asset Securities Trust, Series 2005-3, Class M1	0.887	%(a)	11/25/35	650	641,022
Specialty Underwriting & Residential Finance Trust, Series 2003-BC2, Class M1	1.552	%(a)	06/25/34	883	852,649
Specialty Underwriting & Residential Finance Trust, Series 2003-BC4, Class M1	1.327	%(a)	11/25/34	598	551,559
Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1	1.192	%(a)	02/25/35	1,362	1,243,922
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class A2	0.967	%(a)	05/25/35	390	333,338
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class M1	1.252	%(a)	05/25/35	1,979	1,839,400
Specialty Underwriting & Residential Finance Trust, Series 2004-BC3, Class M1	1.357	%(a)	07/25/35	3,488	3,320,431
Structured Asset Investment Loan Trust, Series 2003-BC7, Class 3A2	1.377	%(a)	07/25/33	1,261	1,162,725
Structured Asset Investment Loan Trust (Cayman Islands), Series 2003-BC8, Class 3A3	1.327	%(a)	08/25/33	456	430,966
Structured Asset Investment Loan Trust, Series 2003-BC10, Class A4	1.427	%(a)	10/25/33	1,796	1,722,896
Structured Asset Investment Loan Trust, Series 2004-1, Class A3	1.227	%(a)	02/25/34	26,920	25,562,005
Structured Asset Investment Loan Trust, Series 2004-6, Class A3	1.227	%(a)	07/25/34	3,500	3,285,162
Structured Asset Investment Loan Trust, Series 2004-7, Class A8	1.627	%(a)	08/25/34	2,510	2,189,844
Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A2	1.427	%(a)	09/25/34	1,694	1,630,518
Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A4	1.367	%(a)	09/25/34	1,619	1,498,554
Structured Asset Investment Loan Trust, Series 2005-7, Class M1	1.162	%(a)	08/25/35	8,000	7,687,373
Structured Asset Investment Loan Trust, Series 2006-2, Class A3	0.607	%(a)	04/25/36	5,687	5,033,480
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-AM1, Class M1	1.777	%(a)	04/25/33	531	516,479
VOLT XXVII LLC, Series 2014-NPL7, Class A1, 144A	3.375%		08/27/57	7,187	7,077,444
VOLT XXX LLC, Series 2015-NPL1, Class A1, 144A	3.625%		10/25/57	31,598	31,132,919
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375%		02/25/55	20,610	20,317,347
VOLT XXXIII LLC, Series 2015-NPL5, Class A1, 144A	3.500%		03/25/55	19,250	18,914,442
VOLT XXXIV LLC, Series 2015-NPL7, Class A1, 144A	3.250%		02/25/55	6,632	6,507,413

					536,163,187

TOTAL ASSET-BACKED SECURITIES (cost $2,441,670,508)					2,436,553,871

BANK LOANS(a) — 2.9%
Airlines — 0.1%
American Airlines, Inc.(c)	3.250%		06/29/20	6,000	5,884,998
American Airlines, Inc.	3.500%		10/10/21	930	917,379
United Airlines, Inc.	3.250%		04/01/19	656	649,873
US Airways, Inc.	3.000%		11/23/16	3,545	3,536,256
US Airways, Inc.	3.500%		05/23/19	2,040	2,018,964

					13,007,470

Automotive — 0.1%
Allison Transmission, Inc.	3.500%	08/23/19		1,746	1,737,638
Chrysler Group LLC	3.250%	12/31/18		3,970	3,937,939
Chrysler Group LLC	3.500%	05/24/17		11,950	11,876,674

					17,552,251

Cable — 0.2%
Cequel Communication LLC	3.813%	02/14/19		3,400	3,329,811
Charter Communications Operating LLC	3.000%	07/01/20		3,891	3,813,953
Charter Communications Operating LLC	3.000%	01/03/21		1,980	1,940,927
CSC Holdings LLC	3.107%	04/17/20		530	528,207
Intelsat Jackson Holdings SA (Luxembourg)	3.750%	06/30/19		2,000	1,911,250
Newsday LLC	3.928%	10/12/16		5,000	4,993,750
Quebecor Media, Inc.	3.250%	08/17/20		9,198	8,869,915
Virgin Media Investment Holdings Ltd. (United Kingdom)	3.500%	06/30/23		4,347	4,251,260

					29,639,073

Capital Goods — 0.1%
ADS Waste Holdings, Inc.	3.750%	10/09/19		1,412	1,368,410
Generac Power Systems, Inc.	3.500%	05/31/20		9,512	9,262,135

					10,630,545

Chemicals — 0.3%
Axalta Coating Systems US Holdings	3.750%	02/01/20		14,298	14,146,862
CeramTec GmbH (Germany)	4.250%	08/30/20	EUR	2,400	2,578,242
MacDermid, Inc.	5.500%	06/07/20		12,911	11,982,163
OXEA Finance & CY SCA (Luxembourg)	4.500%	01/15/20	EUR	1,610	1,686,942

					30,394,209

Consumer — 0.2%
Advantage Sales & Marketing, Inc.	4.250%	07/23/21		2,963	2,829,188
Bombardier Recreational Products, Inc.	3.750%	01/30/19		4,150	4,081,525
Motor Fuel Group (United Kingdom)	6.000%	07/15/22	GBP	10,000	13,892,847
Spectrum Brands Inc	3.500%	06/23/22		5,270	5,253,630

					26,057,190

Electric
Calpine Construction Finance Co. LP	3.000%	05/04/20		1,087	1,019,610
Calpine Corp.	4.000%	10/09/19		3,949	3,840,383

					4,859,993

Energy - Refining
Western Refining, Inc.	4.250%	11/12/20		4,937	4,616,121

Foods — 0.2%
ARAMARK Corp.	3.250%	02/24/21		5,686	5,626,885
B.C. Unlimited Liability Co.	3.750%	12/10/21		5,380	5,342,377
Pinnacle Foods Finance LLC	3.000%	04/29/20		2,527	2,492,581
Supervalu, Inc.	4.500%	03/21/19		5,943	5,715,438

					19,177,281

Gaming
CCM Merger, Inc.	4.500%	08/06/21		2,361	2,348,578

Healthcare & Pharmaceutical — 0.3%
Capsugel Holdings US, Inc.	3.500%	08/01/18		2,877	2,836,417
CHS Community Health Systems, Inc.	3.657%	12/31/18		6,525	6,416,985
CHS Community Health Systems, Inc.	3.750%	12/31/19		1,247	1,196,992
Community Health Systems, Inc.	2.657%	01/25/19		2,055	2,005,802
Grifols Worldwide OPS Ltd.	3.603%	02/26/21		5,902	5,876,564
Mallinckrodt International Finance (Luxembourg)	3.500%	03/19/21		4,863	4,705,376

Ortho Clinical Diagnostics, Inc.	4.750%		06/30/21		2,216	1,940,604
RPI Finance Trust (Luxembourg)	3.250%		11/09/18		748	743,879
RPI Finance Trust (Luxembourg)	3.500%		11/09/20		5,015	4,997,062
Valeant Pharmaceuticals International, Inc. (Canada)	2.680%		10/20/18		1,092	1,051,401
Valeant Pharmaceuticals International, Inc. (Canada)	3.750%		08/05/20		4,000	3,835,000
Valeant Pharmaceuticals International, Inc. (Canada)	4.000%		04/01/22		5,434	5,210,483

						40,816,565

Lodging
Hilton Worldwide Finance LLC	3.500%		10/26/20		2,045	2,040,177

Machinery — 0.1%
Terex Corp.(b)	3.500%		08/13/21		5,456	5,319,270

Media & Entertainment — 0.1%
CBS Outdoor Americas CAP LLC	3.000%		02/01/21		1,875	1,849,219
Entravision Communications Corp.	3.500%		05/29/20		844	823,766
Tribune Media Co.	3.750%		12/28/20		2,992	2,933,879

						5,606,864

Packaging
Berry Plastics Group, Inc.	3.750%		01/06/21		908	896,648

Restaurants
Landry’s Restaurants, Inc.	4.000%		04/24/18		2,486	2,472,683

Retailers — 0.3%
Douglas Holding AG (Germany)	6.000%		08/13/22	EUR	6,000	6,499,767
Euro Garages (United Kingdom)(b)	—	%(g)	01/31/23	GBP	11,500	16,202,088
Rite Aid Corp.	4.875%		06/21/21		6,250	6,236,331
Staples, Inc.	4.750%		02/02/22		9,175	9,083,250

						38,021,436

Supermarkets — 0.1%
Albertsons Holdings LLC	5.500%		08/25/21		10,850	10,604,182

Technology — 0.6%
Avago Technologies Cayman Finance Ltd. (Singapore)	4.250%		12/31/22		29,775	29,262,215
Avago Technologies Finance PTE Ltd. (Luxembourg)	3.750%		05/06/21		2,933	2,916,686
BMC Software Finance, Inc.	5.000%		09/10/20		2,215	1,763,181
CDW Corp.	3.250%		04/29/20		5,000	4,902,680
First Data Corp.	3.927%		03/26/18		790	779,163
First Data Corp.	4.107%		09/24/18		2,100	2,071,125
First Data Corp.	4.427%		03/24/21		60	59,656
NXP BV (Netherlands)	3.250%		01/10/20		3,925	3,886,717
NXP BV (Netherlands)	3.750%		12/07/20		13,000	12,962,859
TransUnion LLC	3.500%		04/09/21		8,252	7,960,631
Vantiv LLC	2.607%		06/13/19		5,088	5,030,266

						71,595,179

Telecommunications — 0.1%
LTS Buyer LLC	4.000%		04/13/20		5,000	4,885,000
SBA Senior Finance II LLC	3.250%		03/24/21		4,925	4,832,656
SBA Senior Finance II LLC	3.250%		06/10/22		4,975	4,869,281
Zayo Group LLC	3.750%		05/06/21		2,978	2,930,712

						17,517,649

Transportation — 0.1%
XPO Logistics, Inc.	5.500%		11/01/21	6,500	6,421,461

TOTAL BANK LOANS (cost $367,435,867)					359,594,825

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.6%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class AM	6.055	%(a)	05/10/45	6,450	6,488,056
Banc of America Commercial Mortgage Trust, Series 2006-5, Class AM	5.448%		09/10/47	19,570	19,880,092
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	5.369%		10/10/45	447	447,350
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45	1,110	1,123,148
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.739	%(a)	04/10/49	5,814	5,950,342
Banc of America Commercial Mortgage Trust, Series 2007-3, Class A5	5.377%		06/10/49	800	831,600
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51	2,815	2,947,344
Banc of America Commercial Mortgage Trust, Series 2007-5, Class AM	5.772	%(a)	02/10/51	12,514	13,010,860
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ	5.516	%(a)	11/10/42	215	214,995
BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966%		08/10/33	31,000	32,474,738
BBCMS Trust, Series 2015-RRI, Class XCP, IO, 144A	0.741	%(a)	05/15/32	324,000	3,068,280
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX	5.366	%(a)	12/11/49	48,872	49,781,741
CD Mortgage Trust, Series 2006-CD2, Class AM	5.578	%(a)	01/15/46	1,029	1,027,899
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 144A	2.276	%(a)	12/15/27	5,272	5,178,955
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AM	5.462%		10/15/49	7,085	7,207,942
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	11,690	12,186,491
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3	3.372%		10/10/47	10,000	10,179,994
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class XB, IO	0.053	%(a)	09/15/48	58,898	229,608
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%		08/15/48	1,554	1,577,205
Commercial Mortgage Pass-Through Certificates, Series 2015-CR27, Class A4	3.612%		10/10/48	50,000	51,471,470
Commercial Mortgage Trust, Series 2006-C7, Class AM	5.988	%(a)	06/10/46	15,355	15,475,455
Commercial Mortgage Trust, Series 2006-C8, Class AM	5.347%		12/10/46	10,700	10,919,975
Commercial Mortgage Trust, Series 2007-GG9, Class AM	5.475%		03/10/39	18,669	19,062,033
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	3,000	2,971,960
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	9,800	9,849,559
Commercial Mortgage Trust, Series 2013-LC6, Class XA, IO	1.882	%(a)	01/10/46	62,227	4,256,840
Commercial Mortgage Trust, Series 2014-UBS3, Class A3	3.546%		06/10/47	12,500	12,920,739
Commercial Mortgage Trust, Series 2014-UBS3, Class XB, IO, 144A	0.457	%(a)	06/10/47	130,681	3,381,188
Commercial Mortgage Trust, Series 2014-UBS4, Class A4	3.420%		08/10/47	10,300	10,564,840
Commercial Mortgage Trust, Series 2014-UBS6, Class A4	3.378%		12/10/47	14,000	14,230,992
Commercial Mortgage Trust, Series 2015-DC1, Class XA, IO	1.330	%(a)	02/10/48	125,814	8,817,718
Commercial Mortgage Trust, Series 2015-LC21, Class A4	3.708%		07/10/48	15,100	15,653,047
Commercial Mortgage Trust, Series 2015-PC1, Class A5	3.902%		07/10/50	29,800	31,306,515
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class AJ	5.719	%(a)	02/15/39	1,515	1,513,599

Credit Suisse Commercial Mortgage Trust, Series 2006-C2, Class A1A	5.857	%(a)	03/15/39	783	782,260
Credit Suisse Commercial Mortgage Trust, Series 2014-ICE, Class X1CP, IO, 144A	1.686	%(a)	04/15/27	98,185	330,451
Credit Suisse Commercial Mortgage Trust, Series 2014-USA, Class A2, 144A	3.953%		09/15/37	56,050	58,630,413
Credit Suisse Commercial Mortgage Trust, Series 2015-DEAL, Class XCP, IO, 144A	1.618	%(a)	04/15/29	69,222	694,297
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class XB, IO	0.250%		08/15/48	86,961	1,657,477
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class C, 144A	3.673	%(a)	09/10/35	30,650	29,585,308
Federal National Mortgage Assoc., Series 2015-M8, Class AB2	2.829%		01/25/25	11,400	11,742,942
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	1.173	%(a)	01/25/20	263,189	8,709,045
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.335	%(a)	04/25/20	20,883	744,272
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.801	%(a)	06/25/20	99,184	5,252,935
FHLMC Multifamily Structured Pass-Through Certificates, Series K009, Class X1, IO	1.609	%(a)	08/25/20	3,674	181,693
FHLMC Multifamily Structured Pass-Through Certificates, Series K014, Class X1, IO	1.391	%(a)	04/25/21	12,548	679,127
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class X1, IO	1.797	%(a)	07/25/21	1,422	106,111
FHLMC Multifamily Structured Pass-Through Certificates, Series K019, Class X1, IO	1.858	%(a)	03/25/22	134,153	11,378,156
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.589	%(a)	05/25/22	48,412	3,621,004
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.625	%(a)	06/25/22	29,276	2,220,145
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class X1, IO	1.009	%(a)	09/25/22	67,085	3,094,805
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	1.017	%(a)	10/25/22	30,475	1,442,437
FHLMC Multifamily Structured Pass-Through Certificates, Series K026, Class X1, IO	1.164	%(a)	11/25/22	109,303	6,071,488
FHLMC Multifamily Structured Pass-Through Certificates, Series K027, Class X1, IO	0.951	%(a)	01/25/23	273,084	12,206,042
FHLMC Multifamily Structured Pass-Through Certificates, Series K032, Class X1, IO	0.234	%(a)	05/25/23	257,586	2,010,405
FHLMC Multifamily Structured Pass-Through Certificates, Series K038, Class X1, IO	1.349	%(a)	03/25/24	161,156	12,171,999
FHLMC Multifamily Structured Pass-Through Certificates, Series K043, Class X1, IO	0.677	%(a)	12/25/24	76,827	3,129,428
FHLMC Multifamily Structured Pass-Through Certificates, Series K044, Class X1, IO	0.882	%(a)	01/25/25	447,494	24,013,268
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO	—	%(a)(g)	11/25/25	316,100	15,985,809
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, IO	1.702	%(a)	08/25/16	12,033	51,907
FHLMC Multifamily Structured Pass-Through Certificates, Series K702, Class X1, IO	1.617	%(a)	02/25/18	10,379	269,963
FHLMC Multifamily Structured Pass-Through Certificates, Series K703, Class X1, IO	2.191	%(a)	05/25/18	8,846	355,074
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.897	%(a)	05/25/19	30,801	1,506,987

FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.821	%(a)	07/25/19	47,144	2,281,719
FHLMC Multifamily Structured Pass-Through Certificates, Series K718, Class X1, IO	0.772	%(a)	01/25/22	294,540	9,674,391
FHLMC Multifamily Structured Pass-Through Certificates, Series KAIV, Class X1, IO	1.341	%(a)	06/25/21	2,039	112,600
FHLMC Multifamily Structured Pass-Through Certificates, Series Q001, Class XA, IO(b)	2.362	%(a)	02/25/32	30,796	5,543,060
FHLMC Multifamily Structured Pass-Through Certificates, Series Q002, Class XA, IO	1.229	%(a)	07/25/33	39,812	3,957,986
FREMF Mortgage Trust, Series 2012-K19, Class B, 144A	4.175	%(a)	05/25/45	5,045	5,251,419
FREMF Mortgage Trust, Series 2013-K32, Class X2A, IO, 144A	0.100%		10/25/46	1,234,992	6,888,042
GE Commercial Mortgage Corp., Series 2007-C1, Class AAB	5.477%		12/10/49	33	33,269
GS Mortgage Securities Trust, Series 2013-GC16, Class XA, IO	1.693	%(a)	11/10/46	37,344	2,382,583
GS Mortgage Securities Trust, Series 2013-GCJ12, Class A3	2.860%		06/10/46	11,400	11,391,874
GS Mortgage Securities Trust, Series 2013-GCJ14, Class XA, IO	1.015	%(a)	08/10/46	225,925	9,219,736
GS Mortgage Securities Trust, Series 2014-GC20, Class A2	3.002%		04/10/47	3,500	3,605,961
GS Mortgage Securities Trust, Series 2014-GC22, Class XB, IO	0.410	%(a)	06/10/47	37,110	901,105
GS Mortgage Securities Trust, Series 2015-GC28, Class XB, IO	0.493	%(a)	02/10/48	43,393	1,269,467
GS Mortgage Securities Trust, Series 2015-GC32, Class XB, IO	0.010	%(a)	07/10/48	60,188	45,683
Houston Galleria Mall Trust, Series 2015-HGLR, Class XCP, IO, 144A	0.195	%(a)	03/05/23	525,000	8,210,212
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A2	1.677%		12/15/47	112	111,983
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A4	2.611%		12/15/47	4,000	3,981,874
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2015-C29, Class XA, IO	1.099	%(a)	05/15/48	52,626	2,542,902
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2015-C29, Class XB, IO	0.224	%(a)	05/15/48	54,147	502,939
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2015-FL7, Class B, 144A	2.226	%(a)	05/15/28	40,000	38,964,312
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C24, Class A3	3.098%		11/15/47	8,040	8,120,456
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX, Class AJ	4.951	%(a)	01/12/37	194	193,580
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class AJ	5.689	%(a)	12/15/44	83	82,642
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AM	5.699	%(a)	12/12/44	273	272,993
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3	6.134	%(a)	02/15/51	123	122,432
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%		06/15/45	1,988	2,021,623
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%		12/15/47	11,000	11,065,804
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3	3.525%		01/15/46	3,000	3,108,322
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%		04/15/46	11,400	11,251,961
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C18, Class A2	2.879%		02/15/47	3,500	3,595,966

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A3A1	3.472%		07/15/47	5,042	5,195,381
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%		08/15/47	9,800	10,086,794
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1	3.408%		11/15/47	7,800	7,978,866
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C25, Class XB, IO	0.250	%(a)	11/15/47	51,813	644,709
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C26, Class A3	3.231%		01/15/48	11,650	11,802,210
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-C28, Class A4	3.227%		10/15/48	35,300	35,299,057
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-C32, Class XB, IO	0.430	%(a)	11/15/48	57,408	1,464,794
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class XCP, IO, 144A	0.597	%(a)	01/15/18	720,000	8,173,152
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	5.300%		11/15/38	112	112,521
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class AM	5.493	%(a)	02/15/40	22,091	22,574,083
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.908	%(a)	05/12/39	4,286	4,301,360
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	6.032	%(a)	06/12/50	204	204,014
Merrill Lynch Mortgage Trust, Series 2007-C1, Class ASB	6.032	%(a)	06/12/50	411	416,877
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class AM	6.082	%(a)	06/12/46	60	60,450
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, IO, 144A	1.954	%(a)	08/15/45	59,375	4,025,872
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A3	2.655%		02/15/46	10,000	10,006,463
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	3,400	3,408,040
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	5,900	5,875,720
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%		05/15/48	8,425	8,632,360
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class XA, IO	0.988	%(a)	05/15/48	116,665	6,744,903
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5	3.635%		10/15/48	20,000	20,687,090
Morgan Stanley Capital I Trust, Series 2005-T19, Class AJ	4.985	%(a)	06/12/47	14	14,027
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31	5.439%		02/12/44	246	245,453
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AAB	5.654	%(a)	04/15/49	1,094	1,103,516
Morgan Stanley Capital I Trust, Series 2015-XLF1, Class B, 144A	2.175	%(a)	08/14/31	5,200	5,172,474
Motel 6 Trust, Series 2015-MTL6, Class B, 144A	3.298%		02/05/30	18,700	18,668,103
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%		12/10/45	4,150	4,200,152
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	2.792%		12/10/45	5,200	5,210,147
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	9,100	9,162,650
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, IO, 144A	1.219	%(a)	03/10/46	15,283	861,030
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XB, IO, 144A	0.577	%(a)	03/10/46	96,528	2,959,635
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%		04/10/46	9,500	9,548,360

Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ	5.476	%(a)	10/15/44	386	385,951
Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class AM	5.609	%(a)	03/15/45	396	396,062
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AM	5.950	%(a)	05/15/43	475	476,308
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class APB	5.997%		06/15/45	388	383,063
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	5.765	%(a)	07/15/45	10,928	10,918,157
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM	5.591	%(a)	04/15/47	5,800	5,987,351
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class APB	5.899	%(a)	06/15/49	776	775,792
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	6.149	%(a)	02/15/51	5,339	5,527,527
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM	6.149	%(a)	02/15/51	9,225	9,612,905
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class XA, IO, 144A	2.217	%(a)	10/15/45	46,267	3,997,956
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3	3.986%		07/15/46	6,900	7,454,116
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3FL, 144A	1.476	%(a)	07/15/46	27,500	26,818,027
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%		08/15/50	5,910	6,118,963
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class XB, IO	0.496	%(a)	05/15/48	24,936	947,361
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A4	3.498%		07/15/58	13,700	14,008,621

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,089,721,319)					1,080,185,137

CORPORATE BONDS — 44.9%
Aerospace/Defense — 0.2%
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050%		06/15/25	3,675	3,298,312
Harris Corp., Sr. Unsec’d. Notes(d)	3.832%		04/27/25	2,700	2,728,364
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.100%		01/15/23	8,620	8,759,722
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.550%		01/15/26	9,880	10,136,208
Raytheon Co., Sr. Unsec’d. Notes(e)	3.150%		12/15/24	3,390	3,489,266

					28,411,872

Agriculture — 0.5%
Altria Group, Inc., Gtd. Notes	2.850%		08/09/22	6,925	6,947,167
Altria Group, Inc., Gtd. Notes	9.950%		11/10/38	1,086	1,754,220
Altria Group, Inc., Gtd. Notes	10.200%		02/06/39	303	505,329
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.950%		06/15/25	24,630	25,637,934
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	9,975	9,966,082
Reynolds American, Inc., Gtd. Notes	2.300%		08/21/17	2,075	2,096,140
Reynolds American, Inc., Gtd. Notes	3.500%		08/04/16	340	343,366
Reynolds American, Inc., Gtd. Notes	4.000%		06/12/22	17,255	18,256,411
Reynolds American, Inc., Gtd. Notes	6.750%		06/15/17	2,375	2,526,489
Reynolds American, Inc., Gtd. Notes	8.125%		06/23/19	305	361,486

					68,394,624

Airlines — 0.6%
American Airlines Pass-Through Trust, Series 2013-1, Class A, Pass-Through Certificates	4.000%		07/15/25	6,815	6,909,072

American Airlines Pass-Through Trust, Series 2013-2, Class A, Pass-Through Certificates	4.950%		01/15/23	8,712	9,213,392
American Airlines Pass-Through Trust, Series 2014-1, Class A, Pass-Through Certificates	3.700%		10/01/26	2,920	2,916,006
American Airlines Pass-Through Trust, Series 2015-1, Class A, Pass-Through Certificates	3.375%		05/01/27	11,581	11,206,940
American Airlines Pass-Through Trust, Series 2015-2, Class AA, Pass-Through Certificates(d)	3.600%		09/22/27	12,525	12,587,625
Continental Airlines, Inc., Pass-Through Trust, Series 2001-1, Class A-1, Pass-Through Certificates	6.703%		06/15/21	3	2,606
Continental Airlines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	5.983%		04/19/22	395	434,710
Continental Airlines, Inc., Pass-Through Trust, Series 2010-1, Class A, Pass-Through Certificates	4.750%		01/12/21	331	348,928
Continental Airlines, Inc., Pass-Through Trust, Series 2012-1, Class A, Pass-Through Certificates	4.150%		04/11/24	2,587	2,664,881
Continental Airlines, Inc., Pass-Through Trust, Series 2012-2, Class A, Pass-Through Certificates(d)	4.000%		10/29/24	875	895,204
Delta Air Lines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	6.821%		08/10/22	1,647	1,896,657
Delta Air Lines, Inc., Pass-Through Trust, Series 2009-1, Class A, Pass-Through Certificates	7.750%		12/17/19	755	848,537
Delta Air Lines, Inc., Pass-Through Trust, Series 2010-2, Class A, Pass-Through Certificates	4.950%		05/23/19	827	868,270
Delta Air Lines, Inc., Pass-Through Trust, Series 2011-1, Class A, Pass-Through Certificates	5.300%		04/15/19	647	688,745
Delta Air Lines, Inc., Pass-Through Trust, Series 2012-1, Class A, Pass-Through Certificates	4.750%		05/07/20	1,369	1,433,939
Southwest Airlines Co., Sr. Unsec’d. Notes	2.650%		11/05/20	9,310	9,359,622
United Airlines Pass-Through Trust, Series 2015-1, Class AA, Pass-Through Certificates	3.450%		12/01/27	11,120	11,217,300
US Airways Pass-Through Trust, Series 2012-2, Class A, Pass-Through Certificates	4.625%		06/03/25	2,060	2,127,400

					75,619,834

Auto Manufacturers — 1.4%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	1.875%		01/11/18	800	797,586
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250%		03/02/20	20,605	20,329,552
Ford Holdings LLC, Gtd. Notes	9.375%		03/01/20	3,300	4,042,827
Ford Motor Co., Sr. Unsec’d. Notes(d)	4.750%		01/15/43	4,020	3,671,502
Ford Motor Co., Sr. Unsec’d. Notes	6.375%		02/01/29	2,595	2,973,190
Ford Motor Co., Sr. Unsec’d. Notes	6.625%		10/01/28	6,834	7,814,091
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	0.982	%(a)	09/08/17	200	196,727
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	5,290	5,282,679
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.459%		03/27/20	16,095	15,669,142
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.000%		06/12/17	2,588	2,609,330
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.219%		01/09/22	12,975	12,648,212
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(d)	4.134%		08/04/25	10,615	10,533,742
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207%		04/15/16	2,550	2,565,262
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.250%		02/03/17	8,770	8,954,433
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.000%		05/15/18	600	629,018
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, GMTN(d)	4.389%		01/08/26	7,040	7,092,610
General Motors Co., Sr. Unsec’d. Notes	4.000%		04/01/25	5,560	5,189,949
General Motors Co., Sr. Unsec’d. Notes	4.875%		10/02/23	3,725	3,753,101
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	3,990	4,008,326
General Motors Financial Co. Inc., Gtd. Notes	3.150%		01/15/20	7,490	7,354,139

General Motors Financial Co. Inc., Gtd. Notes(d)	3.450%		04/10/22		27,425	26,339,244
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	2.150%		02/26/20		12,370	12,259,697
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700%		03/15/17		650	659,481
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(d)	4.125%		12/15/18		6,221	6,267,658
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A(d)	4.250%		11/15/19		2,165	2,175,825

						173,817,323

Auto Parts & Equipment — 0.3%
American Axle & Manufacturing, Inc., Gtd. Notes(d)	6.625%		10/15/22		4,689	4,689,000
Dana Holding Corp., Sr. Unsec’d. Notes	5.375%		09/15/21		1,425	1,375,125
Dana Holding Corp., Sr. Unsec’d. Notes(d)	5.500%		12/15/24		4,100	3,682,313
Goodyear Tire & Rubber Co. (The), Gtd. Notes(d)	5.125%		11/15/23		4,225	4,320,062
Lear Corp., Gtd. Notes	4.750%		01/15/23		3,000	3,030,000
Lear Corp., Gtd. Notes	5.250%		01/15/25		4,600	4,778,250
Lear Corp., Gtd. Notes	5.375%		03/15/24		11,650	11,999,500
Meritor, Inc., Gtd. Notes(d)	6.250%		02/15/24		4,000	3,132,500
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A	6.250%		11/15/19		300	312,750
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%		04/29/22		2,000	1,927,500

						39,247,000

Banks — 11.5%
Abbey National Treasury Services PLC/London (United Kingdom), Gtd. Notes(d)	2.375%		03/16/20		21,490	21,635,681
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes	7.375%		04/06/23		4,841	6,458,591
Ally Financial, Inc., Gtd. Notes	2.750%		01/30/17		1,000	988,750
Ally Financial, Inc., Gtd. Notes(d)	3.500%		01/27/19		5,600	5,467,000
Ally Financial, Inc., Gtd. Notes	6.250%		12/01/17		8,400	8,715,000
Ally Financial, Inc., Gtd. Notes	8.000%		03/15/20		2,892	3,239,040
Ally Financial, Inc., Sr. Unsec’d. Notes	3.750%		11/18/19		11,000	10,738,750
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, RegS	0.500%		08/28/20	ZAR	52,000	2,219,810
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	0.500%		07/30/20	ZAR	53,000	2,278,247
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	0.500%		09/28/20	ZAR	46,000	1,949,142
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	5.593%		07/16/18		2,001	2,204,358
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	5.820%		06/16/28		4,224	5,555,831
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	6.220%		08/15/27		1,200	1,640,759
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	6.375%		10/01/28		1,560	2,152,720
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	4.250%		04/01/23		2,532	2,497,185
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	1.517	%(a)	04/11/17		1,400	1,391,250
Bank of America Corp., Jr. Sub. Notes(d)	5.125	%(a)	12/31/49		2,225	2,108,188
Bank of America Corp., Jr. Sub. Notes	8.125	%(a)	12/29/49		5,000	5,071,900
Bank of America Corp., Jr. Sub. Notes, Series K	8.000	%(a)	12/29/49		1,500	1,514,520
Bank of America Corp., Sr. Unsec’d. Notes	0.884	%(a)	10/14/16		1,200	1,195,548
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22		16,270	18,336,941
Bank of America Corp., Sr. Unsec’d. Notes	5.875%		01/05/21		3,620	4,087,052
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17		1,265	1,341,364

Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19	3,235	3,753,095
Bank of America Corp., Sr. Unsec’d. Notes, MTN(d)	3.625%		03/17/16	2,400	2,408,410
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%		08/01/25	9,950	10,056,515
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%		04/01/24	3,125	3,186,453
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	15,785	16,222,781
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		05/13/21	1,345	1,473,414
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	2,000	2,145,412
Bank of America Corp., Sr. Unsec’d. Notes, Series 1	3.750%		07/12/16	735	743,478
Bank of America Corp., Sub. Notes	3.950%		04/21/25	19,960	19,460,621
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	6,900	6,743,232
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	18,410	18,275,331
Bank of America Corp., Sub. Notes, MTN	4.250%		10/22/26	6,865	6,768,533
Bank of America NA, Sr. Unsec’d. Notes	2.050%		12/07/18	2,000	2,001,524
Bank of America NA, Sub. Notes	5.300%		03/15/17	250	259,123
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes(d)	3.000%		02/24/25	15,120	15,121,315
Bank of Nova Scotia (Canada), Sr. Unsec’d. Notes	0.927	%(a)	04/11/17	3,600	3,591,914
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.000%		03/16/18	8,515	8,505,412
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.250%		01/12/21	7,920	7,957,240
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650%		03/16/25	13,965	13,358,556
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26	8,200	8,276,818
BB&T Corp., Sr. Unsec’d. Notes, MTN(d)	2.450%		01/15/20	12,210	12,371,538
BBVA Bancomer SA/Texas (Mexico), Sub. Notes, RegS	6.500%		03/10/21	2,400	2,579,568
BNP Paribas SA (France), Sr. Unsec’d. Notes(d)	2.375%		05/21/20	9,010	9,018,920
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850%		04/01/21	9,550	9,762,631
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.950%		07/23/21	8,385	8,352,885
Capital One Financial Corp., Sr. Unsec’d. Notes	3.200%		02/05/25	18,610	17,764,901
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	3,100	3,115,764
Capital One Financial Corp., Sr. Unsec’d. Notes	5.250%		02/21/17	1,750	1,816,360
Capital One Financial Corp., Sub. Notes	4.200%		10/29/25	11,085	11,103,767
Capital One Financial Corp., Sub. Notes	6.150%		09/01/16	150	154,219
CIT Group, Inc., Sr. Unsec’d. Notes(d)	4.250%		08/15/17	1,200	1,212,000
CIT Group, Inc., Sr. Unsec’d. Notes(d)	5.000%		05/15/17	5,750	5,872,188
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		08/15/22	3,650	3,691,154
CIT Group, Inc., Sr. Unsec’d. Notes, 144A(d)	5.500%		02/15/19	11,000	11,357,500
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	6.625%		04/01/18	5,000	5,285,000
CITIC Pacific Ltd. (China), Sr. Unsec’d. Notes, RegS	6.800%		01/17/23	1,800	2,093,465
CITIC Pacific Ltd. (China), Sr. Unsec’d. Notes, EMTN, RegS	6.875%		01/21/18	3,430	3,713,363
Citigroup, Inc., Jr. Sub. Notes	5.950	%(a)	12/31/49	51,035	50,141,888
Citigroup, Inc., Jr. Sub. Notes	6.125	%(a)	12/31/49	6,590	6,629,079
Citigroup, Inc., Sr. Unsec’d. Notes	1.042	%(a)	11/15/16	2,100	2,102,150
Citigroup, Inc., Sr. Unsec’d. Notes(d)	3.300%		04/27/25	15,095	14,731,754
Citigroup, Inc., Sr. Unsec’d. Notes(d)	3.700%		01/12/26	8,825	8,804,199
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	3,085	3,321,416
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	2,400	3,478,990
Citigroup, Inc., Sub. Notes(d)	4.000%		08/05/24	14,400	14,268,629
Citigroup, Inc., Sub. Notes	4.050%		07/30/22	9,835	10,025,494
Citigroup, Inc., Sub. Notes	4.300%		11/20/26	5,900	5,833,436
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	2,525	2,521,664
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	14,585	14,394,782
Citizens Bank NA/Providence RI, Sr. Unsec’d. Notes	2.300%		12/03/18	5,760	5,782,285
Compass Bank, Sr. Unsec’d. Notes	1.850%		09/29/17	5,130	5,102,662
Credit Agricole SA (France), Jr. Sub. Notes, RegS	7.875	%(a)	12/31/49	1,000	973,598
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	2.750%		03/26/20	7,450	7,395,950
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes(d)	3.800%		09/15/22	4,800	4,854,682

Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	4.875%		05/15/45		13,100	12,916,783
Credit Suisse/New York NY (Switzerland), Sr. Unsec’d. Notes	1.700%		04/27/18		19,535	19,456,391
Credit Suisse/New York NY (Switzerland), Sr. Unsec’d. Notes	1.750%		01/29/18		7,365	7,357,458
Credit Suisse/New York NY (Switzerland), Sr. Unsec’d. Notes, MTN(d)	3.625%		09/09/24		3,450	3,546,210
Deutsche Bank AG/London (Germany), Sr. Unsec’d. Notes	1.875%		02/13/18		18,380	18,140,692
Deutsche Bank AG/London (Germany), Sr. Unsec’d. Notes(d)	3.700%		05/30/24		4,775	4,673,531
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18		3,575	3,543,840
Discover Bank, Sr. Unsec’d. Notes	4.200%		08/08/23		4,580	4,665,994
Discover Bank, Sr. Unsec’d. Notes(d)	4.250%		03/13/26		675	678,700
Discover Bank, Sub. Notes	7.000%		04/15/20		6,980	7,994,508
Eurasian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, 144A	5.000%		09/26/20		2,855	2,819,313
Fifth Third Bank, Sr. Unsec’d. Notes	1.450%		02/28/18		7,900	7,838,672
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19		1,105	1,111,632
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375	%(a)	12/31/49		17,210	16,801,263
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.550%		10/23/19		5,300	5,305,226
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25		19,430	19,152,073
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(d)	3.625%		01/22/23		810	822,612
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.000%		03/03/24		4,505	4,617,972
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22		16,755	19,002,868
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.000%		06/15/20		4,520	5,073,465
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18		875	947,772
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		09/01/17		840	893,511
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41		2,305	2,733,068
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24		5,040	5,111,301
Goldman Sachs Group, Inc. (The), Sr. Unsec’d Notes, MTN(d)	4.800%		07/08/44		5,220	5,166,939
Goldman Sachs Group, Inc. (The), Sub. Notes	5.150%		05/22/45		12,425	12,110,672
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37		7,405	8,548,710
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22		450	498,093
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21		230	255,947
HSBC Holdings PLC (United Kingdom), Sub. Notes	4.250%		03/14/24		8,710	8,615,775
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A	7.250	%(a)	08/29/49		900	893,315
ICICI Bank Ltd./Hong Kong (India), Sr. Unsec’d. Notes, RegS	5.750%		11/16/20		3,215	3,597,132
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	7.000%		06/15/25		9,504	13,030,288
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes, EMTN, RegS	0.500%		10/30/20	ZAR	53,000	2,238,009
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes, EMTN, RegS	0.500%		11/30/20	ZAR	47,000	1,970,981
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes, EMTN	1.000%		02/27/18		5,358	5,333,203
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes, EMTN	1.000%		03/28/18		3,253	3,238,322
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes, EMTN	1.000%		04/16/18		2,741	2,727,638
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes, EMTN	1.000%		06/19/18		3,251	3,256,107
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes, MTN	6.290%		07/16/27		200	270,247
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes, MTN	6.750%		07/15/27		5,200	7,259,933

International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes	2.500%		07/29/25		2,000	2,071,392
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, EMTN	0.510%		10/12/17		10,000	9,871,100
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, EMTN	1.000%		04/07/16		1,500	1,500,270
International Bank for Reconstruction & Development (Supranational Bank), Unsec’d. Notes, EMTN	0.500%		02/07/23		7,000	6,401,507
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, EMTN	1.000%		06/04/18		3,024	2,975,637
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, GMTN	1.000%		02/09/16		10,000	10,000,330
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, GMTN	5.280%		11/21/18	HKD	3,000	421,481
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, GMTN	7.250%		01/18/17	ZAR	34,000	2,106,790
JPMorgan Chase & Co., Jr. Sub. Notes	5.300	%(a)	12/31/49		21,720	21,589,680
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(a)	04/29/49		5,885	5,940,172
JPMorgan Chase & Co., Sr. Unsec’d. Notes(e)	2.250%		01/23/20		22,900	22,712,220
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.550%		10/29/20		18,020	17,964,949
JPMorgan Chase & Co., Sr. Unsec’d. Notes(d)	3.125%		01/23/25		20,770	20,141,084
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.150%		07/05/16		3,355	3,386,681
JPMorgan Chase & Co., Sr. Unsec’d. Notes(d)	3.200%		01/25/23		8,265	8,211,906
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22		8,770	8,831,320
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.250%		10/15/20		5,160	5,497,794
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21		2,240	2,392,224
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20		2,400	2,569,195
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22		3,350	3,613,444
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.600%		07/15/41		830	950,035
JPMorgan Chase & Co., Sr. Unsec’d. Notes, GMTN	1.027	%(a)	02/26/16		4,900	4,900,279
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23		2,775	2,700,081
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24		18,900	18,787,488
JPMorgan Chase & Co., Sub. Notes(d)	4.950%		06/01/45		8,630	8,632,554
KeyBank NA, Sr. Unsec’d. Notes	1.650%		02/01/18		3,350	3,347,658
KeyBank NA, Sr. Unsec’d. Notes	2.250%		03/16/20		13,730	13,710,943
KeyBank NA, Sr. Unsec’d. Notes	2.500%		12/15/19		5,750	5,825,549
KeyCorp, Sr. Unsec’d. Notes, MTN(d)	5.100%		03/24/21		560	622,077
Lloyds Bank PLC (United Kingdom), Gtd. Notes(d)	3.500%		05/14/25		21,195	21,546,901
Lloyds Bank PLC (United Kingdom), Gtd. Notes	4.200%		03/28/17		1,975	2,038,917
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A(d)	5.800%		01/13/20		6,330	7,192,380
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900%		02/06/25		18,295	17,910,403
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%		03/21/18		2,700	2,702,044
Morgan Stanley, Jr. Sub. Notes	5.450	%(a)	12/31/49		2,725	2,629,625
Morgan Stanley, Jr. Sub. Notes, Series J(d)	5.550	%(a)	12/31/49		4,810	4,758,894
Morgan Stanley, Sr. Unsec’d. Notes(d)	1.875%		01/05/18		8,445	8,415,130
Morgan Stanley, Sr. Unsec’d. Notes	3.750%		02/25/23		6,575	6,728,349
Morgan Stanley, Sr. Unsec’d. Notes(d)	4.300%		01/27/45		7,500	7,044,150
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21		2,920	3,280,308
Morgan Stanley, Sr. Unsec’d. Notes	6.375%		07/24/42		2,360	2,864,891
Morgan Stanley, Sr. Unsec’d. Notes, GMTN(d)	3.700%		10/23/24		5,000	5,000,070
Morgan Stanley, Sr. Unsec’d. Notes, GMTN(d)	3.875%		01/27/26		17,100	17,292,512
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.450%		01/09/17		1,635	1,695,608
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21		5,485	6,135,291
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	6.625%		04/01/18		3,200	3,495,286
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19		2,530	2,786,646
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.750%		10/18/16		1,800	1,856,979
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.250%		08/28/17		4,640	4,946,027

Morgan Stanley, Sub. Notes(d)	3.950%		04/23/27	16,340	15,772,152
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26	15,545	15,608,035
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.300%		10/10/18	3,280	3,347,611
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400%		10/26/22	23,000	23,405,214
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%		02/11/20	12,535	13,718,379
Northern Trust Corp., Sub. Notes	3.950%		10/30/25	3,010	3,209,509
Oesterreichische Kontrollbank AG (Austria), Gov’t. Gtd.	0.750%		12/15/16	2,000	1,998,694
People’s United Bank, Sub. Notes	4.000%		07/15/24	1,750	1,724,973
PNC Bank NA, Sr. Unsec’d. Notes	2.950%		02/23/25	22,375	22,149,438
PNC Bank NA, Sub. Notes	2.950%		01/30/23	10,835	10,685,791
PNC Bank NA, Sub. Notes	4.200%		11/01/25	1,450	1,567,959
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.854%		11/09/22	1,600	1,598,984
PNC Financial Services Group, Inc. (The), Sub. Notes	3.900%		04/29/24	2,715	2,805,670
Royal Bank of Canada (Canada), Covered Notes	2.100%		10/14/20	20,405	20,423,936
Santander Bank NA, Sr. Unsec’d. Notes	2.000%		01/12/18	8,825	8,754,577
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	4.625%		04/19/16	270	271,909
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%		10/16/20	8,520	8,503,914
State Street Corp., Jr. Sub. Notes	4.956%		03/15/18	1,375	1,445,885
State Street Corp., Jr. Sub. Notes	5.250	%(a)	12/31/49	13,075	13,140,375
State Street Corp., Sr. Unsec’d. Notes(d)	3.300%		12/16/24	10,830	11,141,861
State Street Corp., Sr. Unsec’d. Notes	3.700%		11/20/23	5,105	5,397,864
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/10/19	1,225	1,240,903
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/16/20	10,750	10,850,792
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	3.000%		01/18/23	5,125	5,168,752
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes, GMTN	2.250%		07/11/19	2,560	2,567,204
SunTrust Bank, Sr. Unsec’d. Notes	2.500%		05/01/19	7,830	7,952,140
SunTrust Bank, Sr. Unsec’d. Notes	2.750%		05/01/23	3,675	3,567,837
UBS AG (Switzerland), Sr. Unsec’d. Notes, MTN	1.800%		03/26/18	13,675	13,697,577
US Bancorp, Jr. Sub. Notes	3.442%		02/01/16	1,890	1,890,000
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22	1,750	1,764,842
US Bancorp, Sub. Notes, MTN(d)	3.600%		09/11/24	12,170	12,595,195
Wells Fargo & Co., Jr. Sub. Notes	7.980	%(a)	03/29/49	2,400	2,508,000
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%		01/22/21	4,520	4,657,372
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(d)	3.000%		02/19/25	12,000	11,712,504
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(d)	3.300%		09/09/24	6,650	6,678,402
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(d)	3.500%		03/08/22	5,970	6,237,629
Wells Fargo & Co., Sub. Notes	4.125%		08/15/23	14,485	15,147,935
Wells Fargo & Co., Sub. Notes	4.480%		01/16/24	4,360	4,666,089
Wells Fargo & Co., Sub. Notes, GMTN	4.900%		11/17/45	11,940	11,993,217
Wells Fargo & Co., Sub. Notes, MTN(d)	4.100%		06/03/26	4,790	4,858,056

					1,451,364,278

Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%		02/01/36	25,475	25,809,130
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%		02/01/46	6,785	7,026,369
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.000%		11/15/39	1,880	2,654,797
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200%		01/15/39	450	648,320
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, RegS	4.750%		10/01/18	300	308,541
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%		10/01/18	1,275	1,311,298
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750%		01/01/20	11,450	11,793,500

Embotelladora Andina SA (Chile), Sr. Unsec’d. Notes, 144A	5.000%	10/01/23		1,935	1,991,957

					51,543,912

Biotechnology — 0.4%
Amgen, Inc., Sr. Unsec’d. Notes(d)	4.400%	05/01/45		14,320	13,314,937
Amgen, Inc., Sr. Unsec’d. Notes	5.150%	11/15/41		6,010	6,165,184
Amgen, Inc., Sr. Unsec’d. Notes	5.375%	05/15/43		5,020	5,350,723
Amgen, Inc., Sr. Unsec’d. Notes(d)	6.400%	02/01/39		2,010	2,379,132
Celgene Corp., Sr. Unsec’d. Notes(d)	3.250%	08/15/22		7,529	7,495,210
Gilead Sciences, Inc., Sr. Unsec’d. Notes(d)	3.500%	02/01/25		6,730	6,913,433
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800%	04/01/44		5,160	5,262,441

					46,881,060

Building Materials — 0.8%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $24,962,187; purchased 10/27/14-05/07/15)(c)(f)	5.375%	11/15/24		24,350	23,984,750
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, 144A	9.875%	04/30/19		17,425	18,056,656
Cemex Finance LLC (Mexico), First Lien, RegS	5.250%	04/01/21	EUR	800	759,606
Cemex Finance LLC (Mexico), First Lien, RegS	9.375%	10/12/22		1,000	1,009,700
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	4.750%	01/11/22	EUR	2,450	2,228,093
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	6.500%	12/10/19		2,000	1,887,500
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	9.500%	06/15/18		11,200	11,620,000
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	4.000%	06/15/25		23,420	23,707,153
Griffon Corp., Gtd. Notes	5.250%	03/01/22		6,400	6,112,000
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250%	07/02/24		2,300	2,297,010
Owens Corning, Inc., Gtd. Notes	4.200%	12/15/22		1,625	1,647,196
US Concrete, Inc., Sr. Sec’d. Notes	8.500%	12/01/18		4,435	4,590,225

					97,899,889

Cable
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%	09/15/17		1,795	1,862,312

Chemicals — 1.1%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes(d)	4.125%	03/15/35		1,900	1,541,700
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%	06/01/43		3,370	2,950,034
Agrium, Inc. (Canada), Sr. Unsec’d. Notes(d)	5.250%	01/15/45		4,285	3,837,042
Agrium, Inc. (Canada), Sr. Unsec’d. Notes(d)	6.125%	01/15/41		1,730	1,776,508
Ashland, Inc., Sr. Unsec’d. Notes	6.875%	05/15/43		10,850	9,792,125
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holdings BV, Gtd. Notes, 144A(d)	7.375%	05/01/21		24,800	26,024,376
Axiall Corp., Gtd. Notes(d)	4.875%	05/15/23		5,705	5,369,831
CF Industries, Inc., Gtd. Notes	4.950%	06/01/43		3,565	2,765,706
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44		6,640	5,623,642
CF Industries, Inc., Gtd. Notes	6.875%	05/01/18		240	260,414
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20		195	219,094
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%	11/15/22		3,675	3,541,344
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%	11/15/21		5,320	5,511,855
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20		1,549	1,631,898
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44		2,160	1,915,944
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41		2,235	2,141,847
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39		330	469,914
Eastman Chemical Co., Sr. Unsec’d. Notes	2.700%	01/15/20		10,010	9,744,164
Eastman Chemical Co., Sr. Unsec’d. Notes	3.800%	03/15/25		11,475	10,840,054
Eastman Chemical Co., Sr. Unsec’d. Notes(d)	4.650%	10/15/44		2,120	1,752,142
Ecolab, Inc., Sr. Unsec’d. Notes	2.250%	01/12/20		5,125	5,109,317

LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	3,000	2,956,884
LYB International Finance BV, Gtd. Notes(d)	4.875%	03/15/44	3,980	3,421,908
Lyondellbasell Industries NV, Sr. Unsec’d. Notes	4.625%	02/26/55	3,600	2,824,751
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	3,575	3,772,344
Lyondellbasell Industries NV, Sr. Unsec’d. Notes	5.750%	04/15/24	1,000	1,084,311
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	9,954	11,106,046
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	4.875%	09/19/22	1,000	995,000
Monsanto Co., Sr. Unsec’d. Notes	3.950%	04/15/45	2,885	2,202,542
Monsanto Co., Sr. Unsec’d. Notes	4.400%	07/15/44	855	690,751
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	1,040	1,009,575
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	3,455	3,168,432
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A(d)	5.000%	05/01/25	2,025	1,898,437
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%	06/01/25	850	1,028,969
WR Grace & Co., Gtd. Notes, 144A	5.125%	10/01/21	2,800	2,814,000

				141,792,901

Coal
Peabody Energy Corp., Sr. Unsec’d. Notes(c)	6.000%	11/15/18	1,575	133,875

Commercial Services — 0.7%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	3,425	3,493,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(d)	4.875%	11/15/17	4,700	4,758,750
California Institute of Technology, Sr. Unsec’d. Notes	4.700%	11/01/2111	1,130	1,132,457
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,279,642; purchased 03/12/12)(c)(f)	2.750%	03/15/17	1,280	1,293,576
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $17,500,587; purchased 11/02/15-11/03/15)(c)(f)	3.800%	11/01/25	17,535	17,500,193
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $3,677,146; purchased 02/10/15)(c)(d)(f)	4.500%	02/15/45	3,720	3,460,575
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $269,528; purchased 04/24/06)(c)(f)	6.200%	11/01/16	270	279,405
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $967,253; purchased 05/30/13)(c)(f)	6.700%	06/01/34	810	994,268
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $5,100,644; purchased 10/26/11-05/14/13)(c)(f)	7.000%	10/15/37	4,090	5,028,041
Hertz Corp. (The), Gtd. Notes(d)	6.750%	04/15/19	1,850	1,850,000
Massachusetts Institute of Technology, Unsec’d. Notes	5.600%	07/01/2111	942	1,191,766
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	8.600%	08/15/16	1,800	1,860,750
Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000%	05/15/18	1,000	980,000
Service Corp. International, Sr. Unsec’d. Notes	5.375%	05/15/24	8,650	9,147,375
United Rentals North America, Inc., Gtd. Notes(d)	5.500%	07/15/25	2,375	2,119,687
United Rentals North America, Inc., Gtd. Notes(d)	6.125%	06/15/23	5,346	5,145,525
United Rentals North America, Inc., Gtd. Notes(d)	7.375%	05/15/20	4,000	4,120,000
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	19,000	19,546,250

				83,902,118

Computers — 0.8%
Apple, Inc., Sr. Unsec’d. Notes	2.150%	02/09/22	29,210	28,881,504
Apple, Inc., Sr. Unsec’d. Notes	2.850%	05/06/21	400	413,764
Apple, Inc., Sr. Unsec’d. Notes(d)	3.200%	05/13/25	9,795	9,949,340
EMC Corp., Sr. Unsec’d. Notes(d)	2.650%	06/01/20	5,000	4,417,270
EMC Corp., Sr. Unsec’d. Notes(d)	3.375%	06/01/23	5,000	4,043,300
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.450%	10/05/17	34,125	34,189,257
Hewlett Packard Enterprise Co., Gtd. Notes, 144A	2.850%	10/05/18	6,395	6,392,276
Seagate HDD Cayman, Gtd. Notes, 144A	4.875%	06/01/27	10,785	8,123,780

				96,410,491

Cosmetics/Personal Care
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625%		05/15/21	1,325	1,205,750

Distribution/Wholesale
WW Grainger, Inc., Sr. Unsec’d. Notes(d)	4.600%		06/15/45	4,715	5,022,470

Diversified Financial Services — 1.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes(d)	4.625%		07/01/22	3,650	3,549,625
American Express Co., Jr. Sub. Notes	4.900	%(a)	12/31/49	8,100	7,553,250
American Express Co., Jr. Sub. Notes(d)	5.200	%(a)	12/31/49	2,750	2,619,375
American Express Co., Sr. Unsec’d. Notes	2.650%		12/02/22	5,477	5,333,744
American Express Co., Sub. Notes(d)	3.625%		12/05/24	10,355	10,317,763
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.375%		05/26/20	26,300	26,252,371
Ameriprise Financial, Inc., Sr. Unsec’d. Notes(d)	3.700%		10/15/24	4,102	4,218,755
Caledonia Generating LLC, Sr. Unsec’d. Notes, 144A	1.950%		02/28/22	7,809	7,822,834
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.300%		06/05/19	4,075	4,055,138
Capital One Bank USA NA, Sub. Notes	3.375%		02/15/23	7,900	7,717,818
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	3.450%		02/13/26	8,855	9,118,835
CoreLogic, Inc., Gtd. Notes	7.250%		06/01/21	2,000	2,075,000
Discover Financial Services, Sr. Unsec’d. Notes	3.750%		03/04/25	11,835	11,411,698
GE Capital International Funding Co., Gtd. Notes, 144A	2.342%		11/15/20	11,273	11,314,293
GE Capital International Funding Co., Gtd. Notes, 144A	4.418%		11/15/35	12,587	12,920,908
General Electric Capital Corp., Sr. Unsec’d. Notes, GMTN(d)	2.200%		01/09/20	4,206	4,276,901
General Electric Capital Corp., Sr. Unsec’d. Notes, GMTN	6.875%		01/10/39	2,718	3,738,226
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.875%		01/14/38	906	1,116,682
General Electric Capital Corp., Sub. Notes	5.300%		02/11/21	157	179,029
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290%		10/10/19	1,662	1,661,597
HSBC Finance Corp., Sub. Notes	6.676%		01/15/21	145	163,550
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	7.125%		09/01/18	1,900	2,056,750
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%		05/15/16	575	581,732
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19	700	733,250
International Lease Finance Corp., Sr. Unsec’d. Notes(d)	8.750%		03/15/17	18,530	19,476,883
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43	1,425	1,320,456
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(j)	6.875	%(a)	05/02/18	745	62,878
Navient Corp., Sr. Unsec’d. Notes, MTN	4.625%		09/25/17	11,150	10,954,875
Navient Corp., Sr. Unsec’d. Notes, MTN	6.000%		01/25/17	1,250	1,265,625
Navient Corp., Sr. Unsec’d. Notes, MTN(d)	8.450%		06/15/18	5,400	5,589,000
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16	4,210	4,224,752
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A(c)	1.323	%(a)	07/03/33	123	105,436
Springleaf Finance Corp., Gtd. Notes, MTN	6.900%		12/15/17	500	511,200
Synchrony Financial, Sr. Unsec’d. Notes	2.600%		01/15/19	10,665	10,648,970
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20	16,094	15,836,383

					210,785,582

Electric — 2.4%
AES Corp. (The), Sr. Unsec’d. Notes	5.500%		04/15/25	25,000	22,437,500
American Electric Power Co., Inc., Sr. Unsec’d. Notes	2.950%		12/15/22	2,100	2,102,806
Appalachian Power Co., Sr. Unsec’d. Notes(d)	3.400%		06/01/25	15,645	15,675,977
Calpine Corp., Sr. Sec’d. Notes, 144A(d)	7.875%		01/15/23	24,884	26,563,670
Calpine Corp., Sr. Unsec’d. Notes(d)	5.375%		01/15/23	1,600	1,456,000
Calpine Corp., Sr. Unsec’d. Notes(d)	5.750%		01/15/25	1,675	1,505,406
Commonwealth Edison Co., First Mortgage Bonds	3.700%		03/01/45	2,665	2,488,654
Commonwealth Edison Co., First Mortgage Bonds	4.350%		11/15/45	2,780	2,897,308
Commonwealth Edison Co., First Mortgage Bonds	6.450%		01/15/38	690	898,405
DPL, Inc., Sr. Unsec’d. Notes	6.750%		10/01/19	2,875	2,903,750
DPL, Inc., Sr. Unsec’d. Notes	7.250%		10/15/21	7,975	7,596,187

Duke Energy Carolinas LLC, First Mortgage Bonds	4.250%	12/15/41	6,000	6,136,092
Duke Energy Carolinas LLC, First Ref. Mortgage(d)	3.750%	06/01/45	3,045	2,911,669
Duke Energy Carolinas LLC, First Ref. Mortgage	4.000%	09/30/42	1,025	1,012,305
Duke Energy Progress, Inc., First Mortgage Bonds	4.100%	03/15/43	2,410	2,396,408
Dynegy, Inc., Gtd. Notes	6.750%	11/01/19	20,925	20,192,625
Dynegy, Inc., Gtd. Notes	7.375%	11/01/22	14,315	12,668,775
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%	05/15/35	750	914,666
Electricite De France SA (France), Sr. Unsec’d. Notes, 144A(d)	2.350%	10/13/20	28,225	28,357,714
Entergy Arkansas, Inc., First Mortgage Bonds	3.050%	06/01/23	1,200	1,199,188
Entergy Corp., Sr. Unsec’d. Notes	4.000%	07/15/22	9,860	10,322,335
Entergy Corp., Sr. Unsec’d. Notes	4.700%	01/15/17	2,475	2,528,690
Eversource Energy, Sr. Unsec’d. Notes	3.150%	01/15/25	5,370	5,262,530
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	2.950%	01/15/20	21,135	20,686,980
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.200%	10/01/17	750	797,195
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%	10/01/39	800	709,731
FirstEnergy Corp., Sr. Unsec’d. Notes	7.375%	11/15/31	2,310	2,853,744
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	1,175	1,227,862
Georgia Power Co., Sr. Unsec’d. Notes	4.750%	09/01/40	1,050	1,075,134
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33	15	16,620
Nevada Power Co., General Ref. Mortgage	5.375%	09/15/40	500	572,417
NiSource Finance Corp., Gtd. Notes	4.800%	02/15/44	3,865	3,978,144
NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20	355	391,844
NRG Energy, Inc., Gtd. Notes(d)	6.250%	07/15/22	7,150	5,898,750
NRG Energy, Inc., Gtd. Notes(d)	6.625%	03/15/23	5,250	4,344,375
NRG Energy, Inc., Gtd. Notes(d)	7.875%	05/15/21	8,768	7,628,160
NRG Energy, Inc., Gtd. Notes(d)	8.250%	09/01/20	12,650	11,479,875
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes(d)	2.950%	04/01/25	5,995	5,776,614
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	6.800%	09/01/18	545	608,563
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	06/15/25	8,380	8,659,507
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.250%	03/15/46	6,900	6,851,251
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(d)	4.300%	03/15/45	2,865	2,865,943
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.450%	04/15/42	1,800	1,838,317
PacifiCorp, First Mortgage Bonds	3.350%	07/01/25	9,960	10,253,063
Peco Energy Co., First Ref. Mortgage(d)	4.800%	10/15/43	6,449	7,133,465
Progress Energy, Inc., Sr. Unsec’d. Notes	3.150%	04/01/22	4,000	4,024,464
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650%	09/01/42	1,990	1,890,890
Puget Sound Energy, Inc., Sr. Sec’d. Notes	4.434%	11/15/41	2,550	2,679,359
Southern California Edison Co., First Mortgage Bonds	2.400%	02/01/22	5,165	5,183,289
Southern Power Co., Sr. Unsec’d. Notes	5.150%	09/15/41	725	666,799

				300,521,015

Electronics — 0.1%
Jabil Circuit, Inc., Sr. Unsec’d. Notes(d)	4.700%	09/15/22	2,900	2,769,500
Jabil Circuit, Inc., Sr. Unsec’d. Notes	5.625%	12/15/20	4,700	4,898,293

				7,667,793

Engineering/Construction
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, RegS (original cost $875,000; purchased 09/24/14)(c)(f)	7.125%	06/26/42	800	360,000
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $403,750; purchased 06/24/15)(c)(f)	4.375%	04/25/25	500	221,250
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $2,763,000; purchased 06/19/14-07/07/14)(c)(f)	5.250%	06/27/29	2,775	1,234,875
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $3,278,701; purchased 10/22/12)(c)(f)	7.125%	06/26/42	2,820	1,269,000

				3,085,125

Entertainment — 0.4%
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23	16,919	16,622,917

Cinemark USA, Inc., Gtd. Notes	5.125%		12/15/22		5,350	5,376,750
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(d)	4.875%		11/01/20		6,000	5,865,000
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(d)	5.375%		11/01/23		8,650	8,282,375
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $5,118,750; purchased 09/22/14)(c)(f)	5.000%		08/01/18		5,000	5,006,250
Pinnacle Entertainment, Inc., Gtd. Notes	6.375%		08/01/21		3,000	3,180,000
Pinnacle Entertainment, Inc., Gtd. Notes	7.500%		04/15/21		1,030	1,071,200
Pinnacle Entertainment, Inc., Gtd. Notes(d)	8.750%		05/15/20		2,950	3,075,375
Scientific Games International, Inc., Gtd. Notes	10.000%		12/01/22		9,000	6,255,000

						54,734,867

Environmental Control — 0.1%
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%		12/01/20		6,000	6,071,250
Waste Management, Inc., Gtd. Notes	4.100%		03/01/45		1,495	1,435,173

						7,506,423

Food — 1.3%
Bertin SA/Bertin Finance Ltd. (Brazil), Gtd. Notes, 144A	10.250%		10/05/16		360	364,500
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	4.750%		05/22/24		3,150	2,870,438
ConAgra Foods, Inc., Sr. Unsec’d. Notes, Series NOTE	0.994	%(a)	07/21/16		2,100	2,097,528
Delhaize Group SA (Belgium), Gtd. Notes	5.700%		10/01/40		750	789,690
ESAL GmbH (Brazil), Gtd. Notes, 144A	6.250%		02/05/23		800	622,000
JBS Investments GmbH (Brazil), Gtd. Notes, 144A(d)	7.750%		10/28/20		6,730	5,956,050
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $2,385,675; purchased 12/07/11-12/08/11)(c)(d)(f)	7.250%		06/01/21		2,580	2,338,125
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $12,130,607; purchased 01/25/12-06/10/15)(c)(f)	8.250%		02/01/20		11,485	10,853,325
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $11,557,500; purchased 05/20/15-01/28/16)(c)(f)	5.750%		06/15/25		12,225	9,352,125
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $9,626,630; purchased 07/31/14-01/28/16)(c)(f)	5.875%		07/15/24		11,544	9,235,200
JM Smucker Co. (The), Gtd. Notes	3.000%		03/15/22		11,465	11,591,012
JM Smucker Co. (The), Gtd. Notes(d)	3.500%		03/15/25		3,620	3,656,884
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	6.125%		08/23/18		495	544,747
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	6.500%		02/09/40		1,910	2,253,951
Kraft Heinz Foods Co., Gtd. Notes, 144A	5.000%		07/15/35		6,940	7,115,971
Kroger Co. (The), Sr. Unsec’d. Notes	2.950%		11/01/21		18,925	19,181,377
Kroger Co. (The), Sr. Unsec’d. Notes	3.300%		01/15/21		9,215	9,562,682
Kroger Co. (The), Sr. Unsec’d. Notes(d)	3.500%		02/01/26		5,020	5,093,638
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250%		02/10/22		2,270	2,295,538
Picard Groupe SA (France), Sr. Sec’d. Notes, 144A	4.250	%(a)	08/01/19	EUR	3,275	3,538,920
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, RegS	5.625%		04/14/18		1,750	1,833,125
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625%		08/15/22		3,425	3,600,531
Stretford 79 PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.750%		07/15/24	GBP	1,441	1,741,766
Tyson Foods, Inc., Gtd. Notes(d)	5.150%		08/15/44		9,690	10,123,269
Tyson Foods, Inc., Gtd. Notes	6.600%		04/01/16		5,005	5,051,216
Whole Foods Market, Inc., Sr. Unsec’d. Notes, 144A	5.200%		12/03/25		8,080	8,092,928
Wm Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.400%		10/21/18		9,205	9,282,994
Wm Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	3.375%		10/21/20		16,067	16,548,817

						165,588,347

Food Service
ARAMARK Services, Inc., Gtd. Notes	5.750%	03/15/20	3,200	3,320,080

Gas — 0.2%
AGL Capital Corp., Gtd. Notes	4.400%	06/01/43	2,700	2,511,027
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850%	01/15/41	1,130	1,277,972
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	250	243,861
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A (original cost $6,964,911; purchased 07/22/14-06/16/15)(c)(f)	6.375%	03/30/38	6,776	6,132,358
Sempra Energy, Sr. Unsec’d. Notes	2.300%	04/01/17	2,060	2,075,673
Sempra Energy, Sr. Unsec’d. Notes	2.400%	03/15/20	9,090	8,874,349
Sempra Energy, Sr. Unsec’d. Notes	6.500%	06/01/16	750	763,214

				21,878,454

Healthcare-Products — 0.6%
Becton Dickinson and Co., Sr. Unsec’d. Notes	3.734%	12/15/24	8,655	8,854,394
Boston Scientific Corp., Sr. Unsec’d. Notes	2.850%	05/15/20	7,185	7,196,194
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250%	01/15/19	6,500	5,785,000
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	18,525	19,020,729
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35	10,295	10,508,776
Medtronic, Inc., Gtd. Notes	4.625%	03/15/45	4,220	4,426,333
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.000%	04/01/18	10,880	10,845,576
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.700%	04/01/20	7,750	7,710,893

				74,347,895

Healthcare-Services — 2.4%
Aetna, Inc., Sr. Unsec’d. Notes	3.500%	11/15/24	13,900	13,762,835
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	11/15/42	1,775	1,654,712
Aetna, Inc., Sr. Unsec’d. Notes	4.500%	05/15/42	1,150	1,134,212
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37	5,365	6,669,205
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	1,855	1,765,144
Baylor Scott & White Holdings, Unsec’d. Notes	4.185%	11/15/45	5,750	5,641,141
CHS/Community Health Systems, Inc., Gtd. Notes(d)	6.875%	02/01/22	13,211	11,955,955
CHS/Community Health Systems, Inc., Gtd. Notes(d)	7.125%	07/15/20	6,000	5,730,000
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19	9,127	9,058,548
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(d)	5.125%	08/15/18	2,600	2,613,000
Cigna Corp., Sr. Unsec’d. Notes(d)	3.250%	04/15/25	23,430	22,984,877
Cigna Corp., Sr. Unsec’d. Notes	4.000%	02/15/22	1,000	1,049,323
Cigna Corp., Sr. Unsec’d. Notes	5.375%	03/15/17	965	1,006,041
Cigna Corp., Sr. Unsec’d. Notes	5.375%	02/15/42	2,225	2,395,079
Cigna Corp., Sr. Unsec’d. Notes	5.875%	03/15/41	905	1,014,338
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.450%	06/15/21	500	562,336
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.950%	03/15/17	1,775	1,861,742
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	20,300	20,541,062
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	6.500%	09/15/18	2,400	2,640,000
HCA Holdings, Inc., Sr. Unsec’d. Notes	6.250%	02/15/21	2,500	2,637,500
HCA, Inc., Gtd. Notes(d)	5.375%	02/01/25	16,000	16,180,000
HCA, Inc., Gtd. Notes(d)	5.875%	02/15/26	5,600	5,712,000
HCA, Inc., Gtd. Notes	7.500%	02/15/22	3,250	3,607,500
HCA, Inc., Gtd. Notes	8.000%	10/01/18	2,475	2,772,000
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	11,125	11,403,125
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	2,250	2,278,125
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	10,000	10,250,000
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23	2,250	2,182,500
HealthSouth Corp., Gtd. Notes(d)	5.750%	11/01/24	10,300	10,167,027
Humana, Inc., Sr. Unsec’d. Notes	2.625%	10/01/19	3,375	3,412,371
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20	8,575	7,824,688

Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.625%	02/01/20		1,970	1,973,054
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22		9,220	9,117,833
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.625%	11/15/20		6,355	6,795,446
LifePoint Hospitals, Inc., Gtd. Notes(d)	6.625%	10/01/20		6,830	7,060,513
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52		675	657,563
New York Presbyterian Hospital (The), Unsec’d. Notes	4.024%	08/01/45		4,350	4,197,019
NYU Hospitals Center, Unsec’d. Notes	4.784%	07/01/44		6,375	6,624,811
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.500%	03/30/20		9,855	9,864,096
Quest Diagnostics, Inc., Sr. Unsec’d. Notes(d)	3.500%	03/30/25		13,980	13,733,449
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350%	09/30/24		1,390	1,454,506
Select Medical Corp., Gtd. Notes(d)	6.375%	06/01/21		12,000	10,305,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes(d)	5.500%	03/01/19		9,600	9,144,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20		5,700	5,472,000
Texas Health Resources, Sec’d. Notes	4.330%	11/15/55		3,450	3,496,054
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%	10/15/42		625	592,343
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.375%	03/15/42		3,380	3,384,326
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	07/15/35		11,315	12,039,929
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	11/15/41		1,725	1,786,639
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.700%	10/15/40		185	220,297
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.800%	03/15/36		130	155,513
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.950%	02/15/41		490	597,355
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%	11/15/37		475	612,846

					301,750,978

Holding Companies - Diversified — 0.2%
Carlson Travel Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $3,561,250; purchased 08/04/14)(c)(f)	7.500%	08/15/19		3,500	3,360,000
CeramTec Group GmbH (Germany), Gtd. Notes, 144A	8.250%	08/15/21	EUR	500	577,938
Horizon Pharma Financing, Inc., Sr. Unsec’d. Notes, 144A(d)	6.625%	05/01/23		3,425	3,082,500
MUFG Americas Holdings Corp, Sr. Unsec’d. Notes(d)	2.250%	02/10/20		16,675	16,515,537

					23,535,975

Home Builders — 0.6%
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%	12/15/20		3,000	2,715,000
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%	07/01/22		16,000	14,040,000
CalAtlantic Group, Inc., Gtd. Notes(d)	5.875%	11/15/24		5,000	5,187,500
CalAtlantic Group, Inc., Gtd. Notes	6.250%	12/15/21		12,500	13,187,500
CalAtlantic Group, Inc., Gtd. Notes	8.375%	05/15/18		11,798	13,007,295
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%	04/15/21		7,000	6,580,000
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22		18,000	17,280,000

					71,997,295

Insurance — 1.6%
ACE INA Holdings, Inc., Gtd. Notes(d)(e)	3.150%	03/15/25		7,260	7,302,086
ACE INA Holdings, Inc., Gtd. Notes(d)	3.350%	05/03/26		7,000	7,144,634
ACE INA Holdings, Inc., Gtd. Notes	4.350%	11/03/45		1,160	1,213,442
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%	11/15/20		240	264,155
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	7.500%	08/01/16		890	916,305
American International Group, Inc., Sr. Unsec’d. Notes	3.875%	01/15/35		9,075	7,479,561
American International Group, Inc., Sr. Unsec’d. Notes	4.500%	07/16/44		6,135	5,364,450
American International Group, Inc., Sr. Unsec’d. Notes(d)	4.800%	07/10/45		2,000	1,833,722
American International Group, Inc., Sr. Unsec’d. Notes	4.875%	06/01/22		280	298,646

Arch Capital Group US, Inc., Gtd. Notes	5.144%	11/01/43	2,250	2,326,558
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(d)	4.500%	02/11/43	4,290	4,311,836
Chubb Corp. (The), Jr. Sub. Notes(d)	6.375%(a)	04/15/37	650	608,725
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), Jr. Sub. Notes, 144A	5.100%(a)	12/29/49	2,135	2,241,750
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%	07/15/34	525	636,849
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	4.300%	04/15/43	480	457,372
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%	04/15/22	1,200	1,319,664
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.950%	10/15/36	755	888,422
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	6.100%	10/01/41	995	1,186,764
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%	08/01/44	6,650	6,308,808
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.950%	05/01/22	1,325	1,432,912
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.000%	06/01/21	350	378,179
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%	05/01/42	5,155	5,901,532
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%	03/15/35	9,290	10,779,828
Lincoln National Corp., Sr. Unsec’d. Notes	3.350%	03/09/25	8,115	7,730,049
Lincoln National Corp., Sr. Unsec’d. Notes	4.200%	03/15/22	865	903,470
Lincoln National Corp., Sr. Unsec’d. Notes	6.150%	04/07/36	2,620	3,009,403
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%	10/09/37	4,015	4,691,748
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%	06/15/40	9,450	11,681,022
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%	07/01/19	800	963,552
Markel Corp., Sr. Unsec’d. Notes	4.900%	07/01/22	2,750	2,995,132
Markel Corp., Sr. Unsec’d. Notes	5.000%	03/30/43	300	310,649
Markel Corp., Sr. Unsec’d. Notes	7.125%	09/30/19	6,680	7,724,498
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	8.875%	06/01/39	550	813,350
MetLife Capital Trust IV, Jr. Sub. Notes, 144A	7.875%	12/15/37	759	910,800
MetLife, Inc., Sr. Unsec’d. Notes	4.368%	09/15/23	3,300	3,530,182
MetLife, Inc., Sr. Unsec’d. Notes	4.600%	05/13/46	280	273,769
MetLife, Inc., Sr. Unsec’d. Notes	4.875%	11/13/43	8,565	8,704,609
MetLife, Inc., Sr. Unsec’d. Notes	5.700%	06/15/35	1,090	1,241,863
MetLife, Inc., Sr. Unsec’d. Notes	7.717%	02/15/19	2,750	3,205,188
New York Life Global Funding, Sec’d. Notes, 144A	1.950%	02/11/20	13,080	13,012,991
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100%(a)	10/16/44	7,870	8,204,475
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%	03/30/40	979	1,183,490
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%	04/30/20	360	405,257
Principal Financial Group, Inc., Gtd. Notes	4.350%	05/15/43	3,100	2,904,374
Principal Financial Group, Inc., Gtd. Notes	4.625%	09/15/42	275	268,912
Progressive Corp. (The), Jr. Sub. Notes	6.700%(a)	06/15/37	365	363,175
Progressive Corp. (The), Sr. Unsec’d. Notes	3.700%	01/26/45	10,070	9,494,439
Swiss Re Treasury US Corp., Gtd. Notes, 144A	4.250%	12/06/42	5,235	5,142,199
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%	09/15/44	8,119	8,433,636
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%	12/16/39	830	1,036,174
TIAA Asset Management Finance LLC, Sr. Unsec’d. Notes, 144A (original cost $15,918,750; purchased 02/12/15-03/10/15)(c)(f)	2.950%	11/01/19	15,630	15,570,356
Unum Group, Sr. Unsec’d. Notes	5.625%	09/15/20	225	249,954
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	2,675	2,880,368
W.R. Berkley Corp., Sr. Unsec’d. Notes	5.375%	09/15/20	2,235	2,496,468
Willis Towers Watson PLC, Gtd. Notes	4.125%	03/15/16	630	631,964
XL Group PLC (Ireland), Jr. Sub. Notes	6.500%(a)	12/31/49	260	188,630

				201,752,346

Iron/Steel
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(d)	5.125%	06/01/20	1,975	1,589,875
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(d)	6.125%	06/01/18	1,800	1,638,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(d)	7.000%	02/25/22	950	771,875
EVRAZ Group SA (Russia), Sr. Unsec’d. Notes, RegS	6.750%	04/27/18	1,000	978,600

				4,978,350

Leisure Time — 0.1%
Carnival Corp., Gtd. Notes	1.200%	02/05/16	3,025	3,025,066
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $5,196,375; purchased 05/06/15)(c)(f)	8.500%	10/15/22	4,650	4,312,875

				7,337,941

Lodging — 0.7%
Boyd Gaming Corp., Gtd. Notes	9.000%	07/01/20	8,405	8,867,275
Hilton Worldwide Finance LLC, Gtd. Notes	5.625%	10/15/21	5,000	5,150,000
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%	03/01/19	15,770	16,096,045
Marriott International, Inc., Sr. Unsec’d. Notes	6.375%	06/15/17	6,055	6,424,113
MGM Resorts International, Gtd. Notes(d)	6.000%	03/15/23	8,000	7,975,000
MGM Resorts International, Gtd. Notes	6.625%	12/15/21	1,875	1,926,562
MGM Resorts International, Gtd. Notes	8.625%	02/01/19	23,247	25,804,170
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	7.150%	12/01/19	4,840	5,614,439
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%	03/01/18	1,375	1,365,946
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.950%	03/01/17	5,370	5,406,752
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	5.625%	03/01/21	980	1,053,160

				85,683,462

Machinery-Diversified
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200%	01/15/98	1,500	1,556,993
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	1,505	1,629,361

				3,186,354

Media — 2.3%
21st Century Fox America, Inc., Gtd. Notes(d)	4.500%	02/15/21	4,122	4,473,194
21st Century Fox America, Inc., Gtd. Notes(d)	6.150%	03/01/37	2,325	2,476,695
21st Century Fox America, Inc., Gtd. Notes	6.900%	08/15/39	160	185,928
21st Century Fox America, Inc., Gtd. Notes	7.625%	11/30/28	550	695,760
AMC Networks, Inc., Gtd. Notes	7.750%	07/15/21	5,685	6,026,100
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	2.625%	09/16/19	1,900	1,903,228
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	6.100%	02/15/18	90	96,968
CBS Corp., Gtd. Notes	1.950%	07/01/17	1,950	1,958,832
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.125%	05/01/23	9,900	9,900,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A(d)	5.375%	05/01/25	6,100	6,039,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.875%	05/01/27	5,450	5,368,250
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	6.500%	04/30/21	10,000	10,431,200
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(d)	7.000%	01/15/19	6,823	6,967,989
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.384%	10/23/35	8,170	8,208,767
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.484%	10/23/45	9,815	9,881,133
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.834%	10/23/55	2,600	2,588,578
CCOH Safari LLC, Sr. Unsec’d. Notes, 144A(d)	5.750%	02/15/26	20,000	19,887,400

Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21		4,400	3,960,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21		5,000	4,500,000
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22		5,803	5,164,670
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, Series B(d)	6.500%	11/15/22		2,172	2,011,815
Comcast Corp., Gtd. Notes	3.375%	02/15/25		5,000	5,110,505
Comcast Corp., Gtd. Notes(d)	3.375%	08/15/25		22,650	23,128,413
Comcast Corp., Gtd. Notes(d)	4.600%	08/15/45		2,975	2,993,624
Comcast Corp., Gtd. Notes	6.450%	03/15/37		360	447,134
Comcast Corp., Gtd. Notes	6.950%	08/15/37		1,720	2,235,702
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%	07/15/18		715	754,325
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	3.950%	01/15/25		11,900	11,742,396
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	5.150%	03/15/42		2,700	2,466,917
DISH DBS Corp., Gtd. Notes	7.125%	02/01/16		29,065	29,065,000
DISH DBS Corp., Gtd. Notes(d)	7.875%	09/01/19		9,850	10,687,250
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes(d)	6.125%	01/31/46		4,080	4,033,651
Harron Communications LP/Harron Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $4,479,625; purchased 12/14/15)(c)(f)	9.125%	04/01/20		4,250	4,473,125
Historic TW, Inc., Gtd. Notes	6.625%	05/15/29		1,198	1,427,139
Liberty Interactive LLC, Sr. Unsec’d. Notes(d)	8.250%	02/01/30		5,000	4,950,000
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.000%	07/18/20		1,300	1,377,324
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%	07/28/17		2,000	2,080,000
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375%	07/28/17		5,720	5,948,800
Sinclair Television Group, Inc., Gtd. Notes, 144A(d)	5.625%	08/01/24		4,837	4,703,983
TEGNA, Inc., Gtd. Notes, 144A(d)	4.875%	09/15/21		1,600	1,608,000
Time Warner Cable, Inc., Gtd. Notes	6.750%	07/01/18		1,565	1,709,484
Time Warner, Inc., Gtd. Notes	4.050%	12/15/23		17,030	17,565,559
Time Warner, Inc., Gtd. Notes	6.200%	03/15/40		2,600	2,727,468
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.125%	01/21/23	EUR	3,402	3,851,210
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.500%	09/15/22	EUR	2,774	3,168,820
Unitymedia KabelBW GmbH (Germany), Sr. Sec’d. Notes, 144A(d)	6.125%	01/15/25		8,000	8,121,600
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $10,847,125; purchased 04/13/15)(c)(f)	5.125%	02/15/25		10,700	10,138,250
Viacom, Inc., Sr. Unsec’d. Notes(d)	4.500%	02/27/42		1,851	1,367,548
Viacom, Inc., Sr. Unsec’d. Notes	4.875%	06/15/43		7,195	5,901,900

					286,510,634

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp., Sr. Unsec’d. Notes	3.250%	06/15/25		6,130	6,208,623

Mining — 0.4%
Alcoa, Inc., Sr. Unsec’d. Notes(d)	5.125%	10/01/24		7,515	6,162,300
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	1.572%(a)	04/15/16		2,000	1,984,544
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(d)	6.750%(a)	10/19/75		17,075	16,050,500
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%	06/09/21		2,405	2,256,614
New Gold, Inc. (Canada), Gtd. Notes, 144A(d)	7.000%	04/15/20		5,000	4,175,000
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	6.250%	11/15/22		2,950	2,205,125

Newmont Mining Corp., Gtd. Notes	6.250%	10/01/39	85	70,138
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes(d)	3.875%	04/23/25	6,650	5,915,407
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%	04/23/45	11,000	8,447,769
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes(d)	6.750%	04/16/40	2,750	2,316,779
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500%	07/27/35	1,055	967,949

				50,552,125

Miscellaneous Manufacturing — 0.3%
General Electric Co., Sr. Unsec’d. Notes	4.125%	10/09/42	605	595,333
General Electric Co., Sr. Unsec’d. Notes	4.500%	03/11/44	900	941,188
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	3.550%	11/01/24	3,855	3,819,630
Koppers, Inc., Gtd. Notes	7.875%	12/01/19	9,000	8,910,000
Pentair Finance SA (United Kingdom), Gtd. Notes	1.875%	09/15/17	1,075	1,067,138
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A(d)	3.250%	05/27/25	24,400	24,877,996
Textron, Inc., Sr. Unsec’d. Notes	7.250%	10/01/19	800	918,430

				41,129,715

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes(d)	5.500%	12/01/24	9,600	9,989,952
Xerox Corp., Sr. Unsec’d. Notes	2.950%	03/15/17	6,100	6,110,522

				16,100,474

Oil & Gas — 0.8%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	0.291%(h)	10/10/36	5,000	1,793,750
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.375%	09/15/17	7,890	7,969,381
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%	09/15/36	50	39,992
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	7.950%	06/15/39	1,600	1,484,074
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.561%	11/01/21	1,615	1,651,108
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.500%	10/01/20	435	464,448
California Resources Corp., Gtd. Notes(d)	6.000%	11/15/24	867	164,730
California Resources Corp., Sec’d. Notes, 144A	8.000%	12/15/22	2,326	924,585
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	0.978%(a)	03/30/16	1,900	1,891,572
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	5.900%	02/01/18	9,325	9,112,549
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.750%	11/15/39	2,950	2,268,010
Devon Energy Corp., Sr. Unsec’d. Notes(d)	5.000%	06/15/45	10,515	6,960,236
Devon Energy Corp., Sr. Unsec’d. Notes	7.950%	04/15/32	2,450	2,135,746
Devon Financing Corp. LLC, Gtd. Notes	7.875%	09/30/31	10,000	9,097,620
Kerr-McGee Corp., Gtd. Notes	6.950%	07/01/24	1,060	1,051,987
Lukoil International Finance BV (Russia), Gtd. Notes, 144A(d)	7.250%	11/05/19	1,375	1,470,092
Nabors Industries, Inc., Gtd. Notes(d)	4.625%	09/15/21	12,740	9,462,699
Noble Energy, Inc., Sr. Unsec’d. Notes(d)	3.900%	11/15/24	3,700	3,112,495
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21	7,450	6,734,748
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%	11/15/43	360	265,492
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%	03/01/41	1,272	987,666
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	5.375%	01/26/19	9,340	1,190,850
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, 144A	7.250%	12/12/21	3,500	437,500
Pacific Rubiales Energy Corp. (Colombia), Gtd. Notes, RegS	5.375%	01/26/19	500	63,750
Phillips 66, Gtd. Notes	2.950%	05/01/17	795	806,307
Phillips 66, Gtd. Notes	4.650%	11/15/34	2,970	2,599,394
Phillips 66, Gtd. Notes	4.875%	11/15/44	2,830	2,443,538
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%	05/01/18	700	729,222

Reliance Holdings USA, Inc. (India), Gtd. Notes, 144A	5.400%	02/14/22		4,773	5,246,711
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%	11/14/22		11,600	10,799,484
Southwestern Energy Co., Sr. Unsec’d. Notes	3.300%	01/23/18		4,415	3,492,265
Southwestern Energy Co., Sr. Unsec’d. Notes(d)	7.500%	02/01/18		850	714,000

					97,566,001

Oil & Gas Services
Cameron International Corp., Sr. Unsec’d. Notes	5.950%	06/01/41		2,775	2,950,125
Halliburton Co., Sr. Unsec’d. Notes	4.500%	11/15/41		485	421,234

					3,371,359

Packaging & Containers — 0.2%
Ball Corp., Gtd. Notes	4.375%	12/15/23	EUR	525	582,237
Ball Corp., Gtd. Notes(d)	5.250%	07/01/25		10,050	10,326,375
Greif Neveda Holdings SCS, Sr. Unsec’d. Notes, MTN	7.375%	07/15/21	EUR	730	905,630
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19		1,225	1,362,813
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(d)	5.875%	08/15/23		2,825	2,772,031
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(d)	6.375%	08/15/25		1,950	1,920,750
WestRock RKT Co., Gtd. Notes	4.450%	03/01/19		1,140	1,197,691
WestRock RKT Co., Gtd. Notes	4.900%	03/01/22		1,700	1,836,860

					20,904,387

Paper & Forest Products — 0.3%
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $5,036,312; purchased 12/20/12)(c)(f)	7.375%	12/01/25		3,697	4,626,123
International Paper Co., Sr. Unsec’d. Notes(d)	3.650%	06/15/24		2,250	2,221,204
International Paper Co., Sr. Unsec’d. Notes(d)	4.800%	06/15/44		6,940	5,964,097
International Paper Co., Sr. Unsec’d. Notes	5.000%	09/15/35		6,990	6,897,075
International Paper Co., Sr. Unsec’d. Notes	5.150%	05/15/46		3,605	3,288,337
International Paper Co., Sr. Unsec’d. Notes	5.250%	04/01/16		3,600	3,612,690
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41		2,290	2,345,929
International Paper Co., Sr. Unsec’d. Notes	7.300%	11/15/39		1,075	1,240,745
International Paper Co., Sr. Unsec’d. Notes	9.375%	05/15/19		2,225	2,677,807

					32,874,007

Pharmaceuticals — 1.6%
Abbott Laboratories, Sr. Unsec’d. Notes(d)	2.950%	03/15/25		12,615	12,605,589
AbbVie, Inc., Sr. Unsec’d. Notes(d)	3.200%	11/06/22		10,995	10,997,463
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25		12,685	12,692,763
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35		20,745	20,286,722
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25		6,805	6,904,489
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35		14,490	14,275,244
Actavis Funding SCS, Gtd. Notes(d)	4.750%	03/15/45		3,295	3,294,809
Actavis, Inc., Sr. Unsec’d. Notes	1.875%	10/01/17		1,000	999,816
Allergan, Inc., Gtd. Notes	1.350%	03/15/18		2,635	2,609,130
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250%	03/01/25		3,875	3,816,677
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%	11/16/45		1,255	1,252,503
Baxalta, Inc., Sr. Unsec’d. Notes, 144A	5.250%	06/23/45		7,115	7,048,083
Cardinal Health, Inc., Sr. Unsec’d. Notes	4.900%	09/15/45		2,890	2,958,288
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Gtd. Notes, 144A(d)	6.000%	07/15/23		8,325	8,366,625
Endo Finance LLC/Endo Ltd./Endo Finco, Inc., Gtd. Notes, 144A	6.000%	02/01/25		2,200	2,172,764
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	4.875%	02/15/21		1,560	1,698,806
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	5.000%	12/15/21		4,000	4,384,672
McKesson Corp., Sr. Unsec’d. Notes	6.000%	03/01/41		4,550	5,216,125
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	4.600%	06/01/44		3,437	3,258,365

Merck & Co., Inc., Sr. Unsec’d. Notes(d)	2.750%	02/10/25	17,235	17,061,202
Merck & Co., Inc., Sr. Unsec’d. Notes	4.150%	05/18/43	5,525	5,576,554
Mylan, Inc., Gtd. Notes	2.600%	06/24/18	2,800	2,768,693
Mylan, Inc., Gtd. Notes, 144A	3.000%	12/15/18	6,710	6,723,420
Novartis Capital Corp. (Switzerland), Gtd. Notes(d)	4.000%	11/20/45	21,510	21,725,251
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%	05/06/44	2,310	2,461,908
Pfizer, Inc., Sr. Unsec’d. Notes	4.300%	06/15/43	2,275	2,315,636
Teva Pharmaceutical Finance IV BV (Israel), Gtd. Notes	3.650%	11/10/21	1,400	1,449,662
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%	03/01/23	2,250	1,985,625
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(d)	5.875%	05/15/23	4,900	4,385,500
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.750%	08/15/18	7,300	7,268,063
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.750%	08/15/21	1,275	1,236,750
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	7.500%	07/15/21	3,000	2,975,625
Valeant Pharmaceuticals International, Inc., Sr. Unsec’d. Notes, 144A(d)	6.125%	04/15/25	2,775	2,494,031
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%	02/01/43	395	353,707

				205,620,560

Pipelines — 0.4%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	9,250	7,561,699
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650%	06/01/21	510	451,386
Enterprise Products Operating LLC, Gtd. Notes(d)	3.700%	02/15/26	18,255	16,419,095
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%	04/01/20	2,009	2,050,440
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	12/01/42	1,600	1,197,659
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	03/15/45	1,180	880,747
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	5,500	5,578,199
ONEOK Partners LP, Gtd. Notes	2.000%	10/01/17	1,250	1,169,906
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.350%	05/15/45	2,105	1,467,364
Western Gas Partners LP, Sr. Unsec’d. Notes(d)	3.950%	06/01/25	8,315	6,184,814
Western Gas Partners LP, Sr. Unsec’d. Notes	4.000%	07/01/22	700	585,462
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44	875	557,729
Williams Partners LP, Sr. Unsec’d. Notes(d)	4.000%	09/15/25	8,660	6,116,653
Williams Partners LP, Sr. Unsec’d. Notes	4.900%	01/15/45	75	46,817

				50,267,970

Real Estate Investment Trusts (REITs) — 0.7%
Brandywine Operating Partnership LP, Gtd. Notes	4.550%	10/01/29	2,330	2,299,768
Crown Castle International Corp., Sr. Unsec’d. Notes(d)	4.875%	04/15/22	10,015	10,512,645
Health Care REIT, Inc., Sr. Unsec’d. Notes(d)	4.000%	06/01/25	10,745	10,701,246
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400%	11/01/22	9,340	9,447,036
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%	12/15/17	1,225	1,228,388
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500%	05/01/24	5,025	4,949,625
Regency Centers LP, Gtd. Notes	5.875%	06/15/17	2,511	2,648,450
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	10,000	10,200,000
Select Income Reit, Sr. Unsec’d. Notes	2.850%	02/01/18	4,615	4,616,472
Simon Property Group LP, Sr. Unsec’d. Notes, 144A	1.500%	02/01/18	6,250	6,234,788
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	245	247,810
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	350	366,105
Simon Property Group LP, Sr. Unsec’d. Notes	10.350%	04/01/19	600	738,384
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, RegS	5.250%	12/15/24	2,000	1,977,500
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A(d)	5.250%	12/15/24	2,830	2,798,163
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	4.000%	04/30/19	17,000	17,835,686

				86,802,066

Retail — 1.4%
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes(d)	6.750%	05/20/20		9,850	9,751,500
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	7.000%	05/20/22		2,480	2,430,400
Autozone, Inc., Sr. Unsec’d. Notes	3.250%	04/15/25		20,235	19,802,942
Autozone, Inc., Sr. Unsec’d. Notes	6.950%	06/15/16		1,100	1,123,507
Brinker International, Inc., Sr. Unsec’d. Notes	2.600%	05/15/18		17,380	17,485,271
Costco Wholesale Corp., Sr. Unsec’d. Notes	1.750%	02/15/20		7,525	7,531,712
CVS Health Corp., Sr. Unsec’d. Notes(d)	2.750%	12/01/22		10,067	9,939,632
CVS Health Corp., Sr. Unsec’d. Notes	4.875%	07/20/35		4,465	4,635,192
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45		5,660	6,081,540
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43		6,640	7,179,068
Dollar General Corp., Gtd. Notes	4.125%	07/15/17		13,558	14,002,282
Dollar Tree, Inc., Sr. Unsec’d. Notes, 144A(d)	5.250%	03/01/20		1,095	1,149,750
Dollar Tree, Inc., Sr. Unsec’d. Notes, 144A(d)	5.750%	03/01/23		7,000	7,376,250
Douglas GmbH (Germany), Sr. Sec’d. Notes, 144A	6.250%	07/15/22	EUR	4,100	4,619,168
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%	10/15/20		6,555	6,751,650
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.200%	04/01/43		955	951,373
L Brands, Inc., Gtd. Notes	5.625%	02/15/22		6,325	6,797,794
L Brands, Inc., Gtd. Notes(d)	5.625%	10/15/23		3,225	3,426,563
L Brands, Inc., Gtd. Notes	7.000%	05/01/20		4,000	4,490,000
L Brands, Inc., Gtd. Notes	8.500%	06/15/19		2,350	2,737,750
L Brands, Inc., Sr. Unsec’d. Notes(d)	6.900%	07/15/17		1,900	2,023,500
Lowe’s Cos, Inc., Sr. Unsec’d. Notes	3.375%	09/15/25		6,175	6,370,748
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22		475	467,786
Macy’s Retail Holdings, Inc., Gtd. Notes	7.450%	07/15/17		2,000	2,151,488
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26		8,110	8,199,753
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	6.300%	10/15/37		1,960	2,294,282
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A(d)	8.000%	10/15/21		3,750	2,812,500
QVC, Inc., Sr. Sec’d. Notes	5.125%	07/02/22		1,700	1,728,771
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.625%	04/15/41		525	631,130
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	6.500%	08/15/37		3,400	4,450,841

					169,394,143

Savings & Loans
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22		3,225	3,183,330

Semiconductors — 0.5%
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	5.000%	05/15/21		8,025	8,185,500
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%	01/15/22		16,053	16,815,517
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A(d)	5.250%	01/15/24		3,225	2,620,313
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/26		3,650	2,828,750
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%	02/01/25		9,000	7,110,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18		12,775	12,858,037
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(d)	5.750%	02/15/21		2,500	2,587,500
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	5.000%	10/01/25		11,775	11,333,438
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A(d)	5.625%	11/01/24		4,000	4,080,000

					68,419,055

Software — 1.6%
Audatex North America, Inc., Gtd. Notes, 144A	6.000%	06/15/21		9,000	9,067,500
Audatex North America, Inc., Gtd. Notes, 144A	6.125%	11/01/23		22,625	22,794,688
First Data Corp., Gtd. Notes, 144A(d)	7.000%	12/01/23		23,500	23,676,250

First Data Corp., Sr. Sec’d. Notes, 144A(d)	5.000%		01/15/24		14,650	14,650,000
First Data Corp., Sr. Sec’d. Notes, 144A	6.750%		11/01/20		25,265	26,622,994
Fiserv, Inc., Sr. Unsec’d. Notes	2.700%		06/01/20		5,765	5,757,903
Infor US, Inc., Sr. Unsec’d. Notes, 144A (original cost $7,208,625; purchased 04/09/15)(c)(f)	6.500%		05/15/22		7,050	6,151,125
MedAssets, Inc., Gtd. Notes	8.000%		11/15/18		1,800	1,843,020
Microsoft Corp., Sr. Unsec’d. Notes(d)	2.375%		02/12/22		19,375	19,486,251
Microsoft Corp., Sr. Unsec’d. Notes	3.125%		11/03/25		16,150	16,526,263
Oracle Corp., Sr. Unsec’d. Notes	2.950%		05/15/25		52,640	51,511,977
Oracle Corp., Sr. Unsec’d. Notes	4.300%		07/08/34		3,265	3,225,742

						201,313,713

Telecommunications — 2.4%
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	6.750%		11/15/20		21,333	22,932,975
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	8.875%		01/01/20		13,725	14,702,906
AT&T, Inc., Sr. Unsec’d. Notes	1.023	%(a)	03/30/17		1,300	1,297,719
AT&T, Inc., Sr. Unsec’d. Notes	3.400%		05/15/25		27,950	26,776,855
AT&T, Inc., Sr. Unsec’d. Notes	4.500%		05/15/35		4,295	3,873,639
AT&T, Inc., Sr. Unsec’d. Notes(d)	4.750%		05/15/46		6,565	5,821,080
AT&T, Inc., Sr. Unsec’d. Notes	4.800%		06/15/44		2,865	2,545,372
AT&T, Inc., Sr. Unsec’d. Notes	5.350%		09/01/40		3,700	3,531,898
AT&T, Inc., Sr. Unsec’d. Notes	5.500%		02/01/18		4,500	4,817,763
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%		03/11/23		5,751	5,914,903
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.350%		05/20/24		2,240	2,341,916
Bharti Airtel International Netherlands BV (India), Sr. Unsec’d. Notes	5.125%		03/11/23		1,955	2,010,718
Bharti Airtel International Netherlands BV (India), Sr. Unsec’d. Notes	5.350%		05/20/24		1,400	1,463,697
CenturyLink, Inc., Sr. Unsec’d. Notes	7.600%		09/15/39		235	176,250
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	14.750%		12/01/16		26,377	28,724,553
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A(d)	6.625%		06/01/20		20,550	20,961,000
CommScope, Inc., Gtd. Notes, 144A(d)	5.000%		06/15/21		1,550	1,491,875
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, RegS(d)	8.250%		09/30/20		1,800	1,455,975
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A	8.250%		09/30/20		2,450	1,981,744
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%		03/01/23		6,040	5,194,400
Eileme 2 AB (Poland), Sr. Sec’d. Notes, RegS	11.750%		01/31/20	EUR	2,150	2,465,917
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625%		01/31/20		6,330	6,697,963
Eileme 2 AB (Poland), Sr. Unsec’d. Notes, RegS	11.625%		01/31/20		560	592,553
Embarq Corp., Sr. Unsec’d. Notes (original cost $3,266,830; purchased 05/04/11-05/11/11)(c)(f)	7.082%		06/01/16		2,890	2,940,575
Embarq Corp., Sr. Unsec’d. Notes (original cost $933,871; purchased 08/17/12)(c)(f)	7.995%		06/01/36		865	856,635
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%		04/01/19		3,300	2,994,750
MTN Mauritius Investments Ltd. (South Africa), Gtd. Notes, 144A	4.755%		11/11/24		2,995	2,594,389
Qwest Capital Funding, Inc., Gtd. Notes	6.500%		11/15/18		5,000	5,100,000
SoftBank Corp. (Japan), Gtd. Notes, 144A(d)	4.500%		04/15/20		2,500	2,489,050
Sprint Capital Corp., Gtd. Notes	6.900%		05/01/19		11,252	9,001,600
Sprint Corp., Gtd. Notes	7.625%		02/15/25		6,700	4,576,937
Sprint Corp., Gtd. Notes(d)	7.875%		09/15/23		3,400	2,422,500
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625%		04/03/18		835	810,084
Telefonica Emisiones SAU (Spain), Gtd. Notes	1.243	%(a)	06/23/17		1,000	994,825
Telstra Corp., Ltd. (Australia), Sr. Unsec’d. Notes, 144A	3.125%		04/07/25		10,565	10,371,502

UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A(d)	5.375%	01/15/25		13,645	13,099,200
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	7.250%	11/15/21		9,990	10,589,400
Verizon Communications, Inc., Sr. Unsec’d. Notes	0.877%(a)	06/09/17		1,900	1,892,913
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.042%(a)	09/15/16		1,000	1,005,887
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.252%(a)	09/14/18		200	204,379
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%	09/15/48		18,703	16,386,035
Verizon Communications, Inc., Sr. Unsec’d. Notes(d)	4.672%	03/15/55		19,238	16,175,580
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%	11/01/41		635	579,455
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%	08/21/46		7,149	6,629,768
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54		14,933	13,436,280
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.000%	04/01/41		930	987,675
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, RegS	9.125%	04/30/18		1,165	1,259,889
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%	04/30/18		200	216,290
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%	04/15/21	GBP	2,700	3,986,136

					299,375,405

Textiles
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23		673	692,014

Transportation — 0.4%
AP Moeller-Maersk A/S (Denmark), Unsec’d. Notes, 144A	2.550%	09/22/19		3,655	3,636,114
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.150%	04/01/45		15,435	14,287,593
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.375%	09/01/42		3,425	3,270,656
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.550%	09/01/44		2,310	2,270,305
CSX Corp., Sr. Unsec’d. Notes	6.250%	03/15/18		1,600	1,748,000
FedEx Corp., Gtd. Notes	4.750%	11/15/45		13,235	13,045,422
Ryder System, Inc., Unsec’d. Notes, MTN	2.650%	03/02/20		7,225	7,092,385
Southern Railway Co., Sr. Unsec’d. Notes	9.750%	06/15/20		3,700	4,784,252
Union Pacific Corp., Sr. Unsec’d. Notes	6.250%	05/01/34		1,800	2,244,564

					52,379,291

Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $3,969,117; purchased 09/24/12)(c)(f)	2.500%	03/15/16		3,975	3,975,656
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $15,106,642; purchased 01/14/13-02/20/15)(c)(f)	2.875%	07/17/18		14,827	15,025,874
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $21,152,887; purchased 11/04/15)(c)(f)	3.300%	04/01/21		21,250	21,068,079
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $2,614,225; purchased 04/14/15)(c)(f)	3.750%	05/11/17		2,500	2,548,250

					42,617,859

TOTAL CORPORATE BONDS (cost $5,805,927,729)					5,648,450,722

FOREIGN AGENCIES — 2.5%
Bank Nederlandse Gemeenten (Netherlands), Sr. Unsec’d. Notes, EMTN	0.500%	05/12/21	ZAR	25,000	975,145
Bank Nederlandse Gemeenten (Netherlands), Sr. Unsec’d. Notes, EMTN(c)	0.500%	06/22/21	ZAR	84,000	3,225,052

Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, EMTN, RegS	0.500%	06/07/22	ZAR	469,000	16,326,523
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A	1.250%	10/29/18		5,000	4,995,250
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	4.400%	11/25/19		3,000	3,270,900
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24		9,542	9,780,378
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%	05/09/23		3,642	3,441,796
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24		2,450	2,437,750
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd., RegS	1.000%	01/22/18		6,250	6,227,556
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, RegS	6.850%	07/02/37		2,000	1,900,500
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	4.125%	01/16/25		675	513,000
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%	11/04/16		4,650	4,742,814
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	2.875%	01/21/25		9,500	9,520,150
Export-Import Bank of Korea (South Korea), Sr, Unsec’d. Notes	3.250%	11/10/25		6,980	7,218,925
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	4.375%	09/15/21		1,890	2,088,824
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, EMTN	0.500%	01/25/17	TRY	800	241,811
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, EMTN	6.350%	03/28/17	MXN	20,000	1,124,285
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, EMTN, RegS	2.240%	09/14/18		4,743	4,735,079
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, EMTN, RegS	3.990%	09/13/16	MXN	20,000	1,097,490
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, RegS	9.250%	04/23/19		4,400	4,875,288
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22		4,227	4,269,693
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%	04/23/19		2,000	2,216,040
Instituto de Credito Oficial (Spain), Gov’t. Gtd., RegS	1.125%	04/01/16		5,000	4,995,800
Instituto de Credito Oficial (Spain), Gov’t. Gtd., GMTN, RegS	1.875%	12/15/17	GBP	1,250	1,793,014
Japan Bank for International Cooperation (Japan), Gov’t. Gtd.	1.750%	07/31/18		10,350	10,401,657
Japan Bank for International Cooperation (Japan), Gov’t. Gtd.	2.125%	02/10/25		15,000	14,506,770
Japan Bank for International Cooperation (Japan), Gov’t. Gtd.	2.625%	12/15/20	GBP	1,000	1,496,664
Japan Bank for International Cooperation (Japan), Gov’t. Gtd.	5.250%	03/23/16		800	804,805
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A	2.375%	02/13/25		47,000	46,206,805
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A	2.500%	09/12/18		7,000	7,141,183
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, RegS	7.000%	05/05/20		1,060	1,067,950
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, RegS	9.125%	07/02/18		1,300	1,386,450
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	7.000%	05/05/20		1,410	1,420,575
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	9.125%	07/02/18		14,790	15,773,535

Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	2.125%	04/23/25		5,000	4,933,790
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.000%	03/17/19		2,000	2,057,962
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.500%	08/22/17		2,000	2,061,678
Korea Finance Corp. (South Korea), Sr. Unsec’d. Notes	4.625%	11/16/21		1,550	1,734,540
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, RegS	4.750%	07/13/21		1,000	1,115,258
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	3.000%	09/19/22		2,420	2,475,045
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	4.750%	07/13/21		2,125	2,369,923
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.250%	06/28/17		9,060	9,569,172
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	10/17/16		5,945	6,182,800
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	01/20/20		10,015	11,176,740
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	8.000%	08/07/19		4,195	4,702,595
Oesterreichische Kontrollbank AG (Austria), Gov’t. Gtd.	1.500%	10/21/20		8,500	8,454,313
Oesterreichische Kontrollbank AG (Austria), Gov’t. Gtd.	2.000%	06/03/16		1,136	1,140,714
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, RegS	5.625%	05/20/43		2,155	1,679,148
Petrobras Global Finance BV (Brazil), Gtd. Notes	2.000%	05/20/16		11,736	11,633,310
Petroleos Mexicanos (Mexico), Gtd. Notes, RegS	6.375%	08/05/16	EUR	705	782,547
Petroleos Mexicanos (Mexico), Gtd. Notes(d)	4.875%	01/24/22		845	792,188
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21		14,690	14,451,288
Petroleos Mexicanos (Mexico), Gtd. Notes	8.000%	05/03/19		2,055	2,208,098
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	5.500%	01/09/17	EUR	734	824,558
Petroleos Mexicanos (Mexico), US Gov’t. Gtd.	2.830%	02/15/24		565	585,931
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd., RegS	7.390%	12/02/24		4,150	5,374,889
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd.	8.400%	12/15/16		521	549,655
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%	04/28/20		10,200	10,133,965
VTB Bank OJSC Via VTB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.875%	05/29/18		2,075	2,169,786

TOTAL FOREIGN AGENCIES (cost $324,541,056)					311,379,350

MUNICIPAL BONDS — 1.2%
California — 0.4%
Bay Area Toll Authority, BABs, Revenue Bonds	6.263%	04/01/49		3,755	5,204,580
Bay Area Toll Authority, BABs, Revenue Bonds	6.907%	10/01/50		525	733,661
Los Angeles County Public Works Financing Authority, BABs, Revenue Bonds	7.618%	08/01/40		4,300	6,182,024
Los Angeles Department of Airports, BABs, Taxable, Revenue Bonds	6.582%	05/15/39		5,045	6,657,130
Los Angeles Department of Water & Power, BABs, Revenue Bonds	5.716%	07/01/39		8,475	10,594,936
Los Angeles Department of Water & Power, BABs, Revenue Bonds	6.008%	07/01/39		6,200	7,733,818
State of California, GO Unlimited, BABs	7.300%	10/01/39		835	1,176,089
State of California, GO Unlimited, BABs(d)	7.550%	04/01/39		1,600	2,357,936
State of California, GO Unlimited, BABs	7.600%	11/01/40		2,320	3,465,106
State of California, GO Unlimited, BABs	7.625%	03/01/40		275	403,752
University of California, BABs, Revenue Bonds	5.770%	05/15/43		500	625,935
University of California, Taxable, Revenue Bonds, Series AP	3.931%	05/15/45		2,050	2,036,696
University of California, Taxable, Revenue Bonds, Series AQ	4.767%	05/15/2115		4,900	4,958,408

University of California, Taxable, Revenue Bonds, Series J	4.131%	05/15/45	2,250	2,273,400

				54,403,471

Colorado
Regional Transportation District, BABs, Revenue Bonds, Series 2010B	5.844%	11/01/50	3,320	4,404,212

Illinois — 0.1%
Chicago O’Hare International Airport, BABs, Revenue Bonds	6.395%	01/01/40	3,170	4,089,998
Illinois State Toll Highway Authority, BABs, Revenue Bonds, Series A	6.184%	01/01/34	5,000	6,367,200

				10,457,198

Kentucky
Kentucky State Property & Building Commission, BABs, Revenue Bonds, Series C	4.303%	11/01/19	800	860,784
Kentucky State Property & Building Commission, BABs, Revenue Bonds, Series C	5.373%	11/01/25	1,900	2,142,649

				3,003,433

New Jersey — 0.2%
New Jersey State Turnpike Authority, BABs, Revenue Bonds, Series A	7.102%	01/01/41	4,478	6,334,310
New Jersey State Turnpike Authority, BABs, Revenue Bonds, Series F	7.414%	01/01/40	8,115	11,842,625
Rutgers State University, BABs, Revenue Bonds	5.665%	05/01/40	1,350	1,611,671

				19,788,606

New York — 0.3%
Metropolitan Transportation Authority, BABs, Taxable, Revenue Bonds	6.687%	11/15/40	700	943,572
New York City Transitional Finance Authority Future Tax Secured Revenue, BABs, Revenue Bonds	4.725%	11/01/23	1,400	1,604,512
New York City Transitional Finance Authority Future Tax Secured Revenue, BABs, Revenue Bonds	4.905%	11/01/24	1,100	1,266,694
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882%	06/15/44	2,810	3,748,119
New York State Urban Development Corp., BABs, Taxable, Revenue Bonds	5.770%	03/15/39	18,800	23,329,860
Port Authority of New York & New Jersey, Revenue Bonds	4.458%	10/01/62	2,600	2,584,166
Port Authority of New York & New Jersey, Revenue Bonds	4.810%	10/15/65	8,650	9,155,073

				42,631,996

Ohio
Ohio State University, BABs, Revenue Bonds	4.910%	06/01/40	295	343,773
Ohio State University, Taxable, Revenue Bonds, Series A	4.800%	06/01/2111	2,810	2,911,694
Ohio State Water Development Authority, BABs, Revenue Bonds	4.879%	12/01/34	375	432,341

				3,687,808

Oregon
Oregon State Department of Transportation Highway, BABs, Revenue Bonds, Series A	5.834%	11/15/34	675	877,284

Pennsylvania — 0.1%
Pennsylvania Turnpike Commission, BABs, Revenue Bonds	6.105%	12/01/39		400	506,796
Pennsylvania Turnpike Commission, BABs, Revenue Bonds, Series B	5.511%	12/01/45		5,370	6,460,754

					6,967,550

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, BABs, Taxable, Revenue Bonds	6.731%	07/01/43		550	723,173

Texas — 0.1%
City Public Service Board of San Antonio, BABs, Taxable, Revenue Bonds	4.427%	02/01/42		6,480	7,153,985

TOTAL MUNICIPAL BONDS (cost $149,056,348)					154,098,716

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.0%
Aire Valley Mortgages PLC (United Kingdom), Series 2004-1X, Class 3A2, RegS	0.287%(a)	09/20/66	EUR	5,994	6,337,497
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%	09/25/19		73	74,632
Alternative Loan Trust, Series 2005-61, Class 1A1	0.947%(a)	12/25/35		1,182	1,034,750
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	2.844%(a)	02/25/45		109	108,631
Banc of America Funding Corp., Series 2015-R3, Class 1A1, 144A	0.617%(a)	03/27/36		27,902	25,909,400
Banc of America Funding Corp., Series 2015-R3, Class 2A1, 144A	0.557%(a)	02/27/37		35,877	32,742,759
Banc of America Funding Corp., Series 2015-R3, Class 6A1, 144A	0.597%(a)	05/28/36		37,228	35,252,285
Banc of America Funding Corp., Series 2015-R4, Class 4A1, 144A	3.500%(a)	01/01/30		17,331	17,307,737
Banc of America Funding Ltd., Series 2012-R5, Class A, 144A	0.688%(a)	10/03/39		380	378,041
Banc of America Funding Trust, Series 2005-D, Class A1	2.770%(a)	05/25/35		149	151,222
Banc of America Funding Trust, Series 2006-I, Class 4A1	3.228%(a)	10/20/46		65	49,118
Banc of America Mortgage Trust, Series 2004-2, Class 5A1	6.500%	10/25/31		4	4,142
Banc of America Mortgage Trust, Series 2004-E, Class 2A6	2.882%(a)	06/25/34		877	866,053
Banc of America Mortgage Trust, Series 2005-B, Class 2A2	2.663%(a)	03/25/35		34	31,194
Bank of America Mortgage Trust, Series 2005-B, Class 2A1	2.663%(a)	03/25/35		998	920,214
Banc of America Funding Trust, Series 2014-R2, Class 2A1, 144A	0.637%(a)	05/26/37		3,723	3,471,996
Banc of America Funding Trust, Series 2014-R5, Class 1A1, 144A	2.328%(a)	09/26/45		6,813	6,698,770
Banc of America Funding Trust, Series 2015-R2, Class 5A1, 144A	0.587%(a)	09/29/36		25,904	23,721,783
Banc of America Funding Trust, Series 2015-R9, Class 2A1, 144A	0.632%(a)	02/26/37		14,188	12,847,107
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A1	2.610%(a)	05/25/35		294	283,441
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2	2.610%(a)	05/25/35		98	96,480
Bear Stearns ARM Trust, Series 2002-11, Class 1A1	2.502%(a)	02/25/33		5	5,141
Bear Stearns ARM Trust, Series 2005-4, Class 3A1	2.720%(a)	08/25/35		597	508,987
Bear Stearns ARM Trust, Series 2007-3, Class 1A1	2.796%(a)	05/25/47		689	615,823
CHL Mortgage Pass-Through Trust, Series 2005-29, Class A1	5.750%	12/25/35		1,405	1,307,624

CHL Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A	2.592%(a)	02/20/36	64	59,837
Citigroup Mortgage Loan Trust, Series 2015-5, Class 2A1, 144A	0.612%(a)	11/25/36	14,161	12,792,699
CSMC, Series 2015-12R, Class 1A1, 144A(b)	2.402%(a)	10/30/47	49,122	48,732,070
Fannie Mae Connecticut Avenue Securities, Series 2014-C04, Class 1M1(i)	2.377%(a)	11/25/24	5,322	5,346,651
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1(i)	1.927%(a)	02/25/25	6,750	6,753,583
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3(i)	3.727%(a)	10/25/27	18,322	17,042,087
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M2(i)	3.277%(a)	04/25/28	12,650	12,649,008
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQ2, Class M3(i)	3.672%(a)	05/25/25	4,200	3,745,535
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQA2, Class M3(i)	5.227%(a)	05/25/28	6,000	5,606,381
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 144A	0.562%(a)	01/26/37	20,150	19,272,918
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 144A	0.562%(a)	01/26/37	6,300	4,963,442
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A1, 144A	0.562%(a)	10/26/36	21,749	20,418,223
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A2, 144A	0.562%(a)	10/26/36	5,200	3,686,541
IndyMac ARM Trust, Series 2001-H2, Class A1	1.842%(a)	01/25/32	3	2,530
JPMorgan Alternative Loan Trust, Series 2006-A1, Class 4A1	2.870%(a)	03/25/36	310	242,462
JPMorgan Resecuritization Trust, Series 2015-2, Class 2A1, 144A	2.428%(a)	08/26/46	20,912	20,408,744
LSTAR Securities Investment, Series 2016-1, Class A1, 144A(b)	2.423%(a)	01/01/21	16,430	16,020,009
LSTAR Securities Investment Trust, Series 2014-1, Class NOTE, 144A	3.528%(a)	09/01/21	34,525	34,378,641
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A(b)	2.428%(a)	12/01/21	15,190	15,014,764
LSTAR Securities Investment Trust, Series 2015-1, Class A, 144A	2.428%(a)	01/01/20	32,907	32,398,641
LSTAR Securities Investment Trust, Series 2015-3, Class A, 144A	2.428%(a)	03/01/20	28,487	28,044,289
LSTAR Securities Investment Trust, Series 2015-4, Class A1, 144A(b)	2.428%(a)	04/01/20	597	587,948
LSTAR Securities Investment Trust, Series 2015-5, Class A1, 144A	2.428%(a)	04/01/20	13,877	13,663,057
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A(b)	2.428%(a)	05/01/20	81,851	80,367,410
LSTAR Securities Investment Trust, Series 2015-7, Class A, 144A	2.428%(a)	07/01/20	41,397	40,634,020
LSTAR Securities Investment Trust, Series 2015-8, Class A1, 144A	2.428%(a)	08/01/20	67,247	65,930,428
LSTAR Securities Investment Trust, Series 2015-9, Class A1, 144A	2.428%(a)	10/01/20	20,498	20,016,107
LSTAR Securities Investment Trust, Series 2015-9, Class A2, 144A	3.928%(a)	10/01/20	25,000	23,872,500
MASTR Alternative Loan Trust, Series 2004-2, Class 4A1	5.000%	02/25/19	24	24,872
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%	04/25/19	57	57,784
Nomura Resecuritization Trust, Series 2015-5R, Class 5A1, 144A	0.562%(a)	07/26/36	17,020	15,606,141

Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-2, Class M1	0.857%(a)	04/25/35		4,000		3,801,303
Opteum Mortgage Acceptance Corp. Trust, Series 2006-1, Class 1A1B	0.617%(a)	04/25/36		101		102,466
Prime Mortgage Trust, Series 2004-CL1, Class 1A2	0.827%(a)	02/25/34		28		26,698
Prime Mortgage Trust, Series 2004-CL1, Class 2A2	0.827%(a)	02/25/19		—	(k)	98
Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 144A	5.500%	05/25/35		1,925		1,808,840
Regal Trust IV, Series 1999-1, Class A, 144A	2.149%(a)	09/29/31		113		103,978
Residental Accredit Loans, Inc., Series 2006-QA1, Class A21	3.880%(a)	01/25/36		1,327		1,063,238
RFMSI Trust, Series 2003-S9, Class A1	6.500%	03/25/32		20		20,764
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.582%(a)	02/25/34		296		293,340
Structured Asset Mortgage Investments Trust, Series 2002-AR3, Class A1	1.086%(a)	09/19/32		33		31,662
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-1A, Class 4A	2.688%(a)	02/25/32		8		7,470
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-14A, Class 2A1	2.430%(a)	07/25/32		3		2,600
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-HF2, Class M3	3.427%(a)	07/25/32		166		162,968
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-30, Class 2A1	5.043%(a)	10/25/33		493		503,541
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	2.202%(a)	02/25/33		1		1,291
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A2	2.723%(a)	04/25/35		606		607,601
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1	2.781%(a)	03/25/36		222		219,681
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 1A1	2.724%(a)	07/25/36		403		391,286

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $751,704,952)						748,212,974

SOVEREIGN BONDS — 4.8%
Austria Government International Bond (Austria), Sr. Unsec’d. Notes, RegS	1.750%	06/17/16		10,137		10,178,379
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, RegS	0.500%	03/21/16		1,400		1,399,919
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	0.500%	03/21/16		100		99,994
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000%	06/26/17	EUR	10,200		12,407,821
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%	07/12/21		2,600		2,606,500
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	5.000%	06/15/45		1,400		1,144,500
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	8.375%	02/15/27		900		1,111,500
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	11.750%	02/25/20		1,500		1,920,000
Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, EMTN, RegS, 144A	4.625%	02/03/20	EUR	800		927,300
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	2.250%	03/17/16		1,630		1,633,355
Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950%	02/15/26		923		1,254,512
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes(c)	5.000%	08/22/16	JPY	90,000		656,612
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, EMTN(c)	3.800%	08/08/17	JPY	1,800,000		12,537,064

Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, Series 12RG	5.250%	02/01/16	JPY	140,000	1,156,404
Hong Kong Sukuk 2014 Ltd. (Hong Kong), Unsec’d. Notes, RegS	2.005%	09/18/19		5,200	5,229,276
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, RegS	6.000%	01/11/19	EUR	1,795	2,225,239
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	2.110%	10/26/17	JPY	500,000	4,179,676
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%	02/19/18		5,102	5,290,652
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	02/21/23		2,300	2,514,360
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%	11/22/23		10,000	11,213,320
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%	03/29/21		26,730	30,291,772
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%	03/29/41		10,346	14,109,357
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, EMTN	4.000%	05/20/16	CHF	3,000	2,961,488
Iceland Government International Bond (Iceland), Unsec’d. Notes, RegS	4.875%	06/16/16		19,319	19,609,191
Iceland Government International Bond (Iceland), Unsec’d. Notes, RegS	5.875%	05/11/22		1,300	1,494,610
Iceland Government International Bond (Iceland), Unsec’d. Notes, 144A	4.875%	06/16/16		1,610	1,634,184
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	2.875%	07/08/21	EUR	700	752,058
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	6.750%	01/15/44		2,565	2,796,445
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	6.875%	03/09/17		1,075	1,136,799
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	2.875%	07/08/21	EUR	2,500	2,685,920
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.375%	07/30/25	EUR	13,850	14,207,657
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A(d)	5.125%	01/15/45		7,920	7,405,160
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS(c)	3.450%	03/24/17	JPY	2,859,000	24,417,393
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.700%	11/14/16	JPY	110,000	929,955
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	5.250%	09/20/16		3,000	3,074,013
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	5.375%	06/12/17		200	210,472
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	5.375%	06/15/33		1,240	1,448,009
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, EMTN	5.200%	07/31/34	EUR	900	1,357,627
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, EMTN, RegS	6.000%	08/04/28	GBP	3,000	5,242,434
Kingdom of Belgium (Belgium), Sr. Unsec’d. Notes, EMTN, RegS	1.500%	06/22/18		28,000	28,182,560
Kingdom of Belgium (Belgium), Unsec’d. Notes, RegS, 144A	8.875%	12/01/24		3,120	4,669,997
Kingdom of Belgium (Belgium), Unsec’d. Notes, EMTN	5.000%	04/24/18	GBP	1,800	2,796,130
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, RegS	5.125%	09/14/17		5,000	5,312,500

Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, RegS	6.125%	03/09/21		2,500	2,896,875
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, RegS	7.375%	02/11/20		600	709,500
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, 144A	7.375%	02/11/20		10,290	12,167,925
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	1.160%	08/08/16	JPY	200,000	1,657,893
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	2.750%	04/22/23	EUR	9,700	10,942,986
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	11.375%	09/15/16		2,773	2,942,902
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, EMTN	2.375%	04/09/21	EUR	600	680,366
Mexico Government International Bond (Mexico), Sr. Unsec’d. Noted, GMTN	1.625%	03/06/24	EUR	1,600	1,668,274
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, GMTN	4.250%	07/14/17	EUR	9,000	10,281,007
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, GMTN	11.000%	05/08/17	ITL	6,050,000	3,818,081
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%	03/08/44		19,040	17,231,200
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, Series G, GMTN	6.750%	02/06/24	GBP	500	854,836
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%	03/16/25		3,700	3,644,500
Panama Government International Bond (Panama), Sr. Unsec’d. Notes(d)	5.200%	01/30/20		2,475	2,685,375
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	9.375%	01/16/23		7,800	10,409,100
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, RegS	1.610%(h)	05/31/18		1,210	1,157,594
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, 144A	1.407%(h)	05/31/18		2,552	2,441,138
Perusahaan Penerbit SBSN Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	4.000%	11/21/18		3,000	3,120,000
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	2.750%	01/30/26	EUR	2,700	2,895,646
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	8.375%	05/03/16		3,362	3,422,516
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	6.250%	03/15/16	EUR	7,251	7,904,958
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.375%	01/18/17		75	80,848
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500%	02/02/30		4,450	7,262,516
Poland Government International Bond (Poland), Sr. Unsec’d. Notes(c)	1.490%	05/30/17	JPY	200,000	1,677,016
Portugal Government International Bond (Portugal), Unsec’d. Notes, 144A	5.125%	10/15/24		21,650	22,234,550
Portugal Government International Bond (Portugal), Unsec’d. Notes, EMTN, RegS	5.125%	10/15/24		12,050	12,375,350
Province of British Columbia Canada (Canada), Sr. Unsec’d. Notes	2.000%	10/23/22		5,000	4,989,750
Province of British Columbia Canada (Canada), Sr. Unsec’d. Notes	6.500%	01/15/26		6,390	8,428,052
Province of Manitoba Canada (Canada), Sr. Unsec’d. Notes	2.050%	11/30/20		7,500	7,612,770
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	7.375%	09/18/37		1,015	1,068,287
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	4.875%	05/05/21		4,000	4,198,692
Republic of Korea (South Korea), Sr. Unsec’d. Notes	5.125%	12/07/16		600	620,820

Republic of Latvia (Latvia), Sr. Unsec’d. Notes, RegS	5.250%	02/22/17		12,500	13,010,000
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	6.125%	01/22/44		2,854	3,374,855
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	3.875%	10/29/35	EUR	11,275	12,405,663
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%	01/22/24		3,134	3,397,256
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	6.125%	01/22/44		3,200	3,784,000
Slovakia Government International Bond (Slovak Republic), Sr. Unsec’d. Notes, RegS	4.375%	05/21/22		4,000	4,474,600
Slovakia Government International Bond (Slovak Republic), Sr. Unsec’d. Notes, 144A	4.375%	05/21/22		270	302,036
Slovenia Government Bond (Slovenia), Unsec’d. Notes, RegS	1.500%	03/25/35	EUR	650	619,953
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	4.125%	02/18/19		2,000	2,100,000
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	4.750%	05/10/18		950	1,004,615
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.250%	02/18/24		11,700	13,030,898
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.500%	10/26/22		13,100	14,752,093
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.850%	05/10/23		27,100	31,086,410
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	3.750%	07/24/26	EUR	600	601,254
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes, EMTN	4.500%	04/05/16	EUR	6,100	6,637,364
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, 144A	4.000%	03/06/18		650	680,395
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, RegS	1.625%	06/06/18		12,400	12,364,958
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, RegS	1.875%	01/27/17		24,000	24,119,016
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%	09/26/16		2,000	2,062,600
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%	06/05/20		14,590	16,301,115
Turks & Caicos Islands (United Kingdom), Gov’t. Liquid Gtd., 144A	3.200%	02/22/16		7,500	7,508,902
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	7.000%	06/28/19	EUR	500	641,852
Wakala Global Sukuk Bhd (Malaysia), Sr. Unsec’d. Notes, RegS	2.991%	07/06/16		1,220	1,228,418
Wakala Global Sukuk Bhd (Malaysia), Sr. Unsec’d. Notes, RegS	4.646%	07/06/21		3,260	3,567,092

TOTAL SOVEREIGN BONDS (cost $630,562,268)					609,548,782

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%
Fannie Mae Strips Interest	1.093%(h)	02/07/18		325	317,790
Fannie Mae Strips Interest	2.108%(h)	05/15/22		483	428,069
Fannie Mae Strips Principal	3.180%(h)	01/15/30		1,225	796,490
Federal Home Loan Banks	4.000%	10/24/29		1,860	2,102,243
Federal Home Loan Mortgage Corp.	2.500%	03/01/30		3,793	3,884,206

Federal Home Loan Mortgage Corp.	2.518%(a)	01/01/24		5	4,596
Federal Home Loan Mortgage Corp.	2.521%(a)	09/01/35		9	9,140
Federal Home Loan Mortgage Corp.	2.658%(a)	07/01/30		2	2,570
Federal Home Loan Mortgage Corp.	3.500%	TBA		500	521,401
Federal Home Loan Mortgage Corp.(l)	4.000%	TBA		500	533,770
Federal Home Loan Mortgage Corp.	4.500%	09/01/39		1,839	1,999,178
Federal Home Loan Mortgage Corp.	5.000%	01/01/39 - 07/01/40		523	576,175
Federal Home Loan Mortgage Corp.	5.500%	06/01/31 - 07/01/34		598	684,051
Federal Home Loan Mortgage Corp.	6.000%	10/01/32 - 12/01/36		394	451,047
Federal Home Loan Mortgage Corp.	6.500%	07/01/32 - 11/01/33		151	172,327
Federal Home Loan Mortgage Corp.	7.000%	09/01/32		35	36,406
Federal Home Loan Mortgage Corp.	7.500%	09/01/16 - 07/01/17		1	888
Federal Home Loan Mortgage Corp.	8.500%	08/01/24 - 11/01/24		8	9,158
Federal National Mortgage Assoc.	1.685%(a)	09/01/40		30	29,839
Federal National Mortgage Assoc.	1.937%(a)	01/01/20		16	16,449
Federal National Mortgage Assoc.	2.329%(a)	12/01/34		21	22,695
Federal National Mortgage Assoc.(l)	2.500%	TBA		500	511,221
Federal National Mortgage Assoc.	2.508%(a)	09/01/31		9	9,335
Federal National Mortgage Assoc.	3.000%	TBA		500	521,053
Federal National Mortgage Assoc.(l)	3.000%	TBA		4,000	4,083,103
Federal National Mortgage Assoc.	3.002%(a)	05/01/36		16	16,244
Federal National Mortgage Assoc.	3.202%(a)	05/01/36		23	24,728
Federal National Mortgage Assoc.(l)	3.500%	TBA		36,000	37,702,267
Federal National Mortgage Assoc.	3.500%	TBA		5,500	5,746,533
Federal National Mortgage Assoc.	4.000%	12/01/40		276	298,390
Federal National Mortgage Assoc.(l)	4.500%	TBA		14,500	15,761,952
Federal National Mortgage Assoc.	4.500%	01/01/25 - 05/01/44		1,898	2,061,514
Federal National Mortgage Assoc.	4.526%(a)	01/01/28		7	6,948
Federal National Mortgage Assoc.(l)	5.000%	TBA		500	552,031
Federal National Mortgage Assoc.	5.000%	10/01/17 - 03/01/34		1,765	1,945,075
Federal National Mortgage Assoc.	5.375%	12/07/28	GBP	1,700	3,161,036
Federal National Mortgage Assoc.	5.500%	03/01/16 - 03/01/35		3,387	3,816,427
Federal National Mortgage Assoc.	6.000%	12/01/16 - 06/01/37		1,199	1,364,304
Federal National Mortgage Assoc.	6.500%	12/01/17 - 11/01/33		536	620,696
Federal National Mortgage Assoc.	7.000%	03/01/32 - 06/01/32		65	74,049
Financing Corp., Strips Interest	1.615%(h)	09/26/19		338	319,642
Financing Corp., Strips Principal	1.351%(h)	10/06/17		100	98,202
Freddie Mac Strips Interest	3.333%(h)	07/15/31		3,620	2,181,647
Freddie Mac Strips Principal	3.262%(h)	03/15/31		3,775	2,320,662
Government National Mortgage Assoc.	1.625%(a)	10/20/27 - 11/20/29		26	26,972
Government National Mortgage Assoc.	1.750%(a)	02/20/17 - 05/20/30		67	68,711
Government National Mortgage Assoc.	1.875%(a)	07/20/22 - 07/20/27		23	23,500
Government National Mortgage Assoc.	2.000%(a)	08/20/22 - 10/20/26		23	23,550
Government National Mortgage Assoc.	3.000%	01/15/45 - 08/20/45		5,848	6,039,905
Government National Mortgage Assoc.(l)	3.500%	TBA		24,000	25,312,500

Government National Mortgage Assoc.	3.500%		TBA		42,500	44,724,599
Government National Mortgage Assoc.	3.500%		10/15/40 - 04/20/45		5,443	5,748,370
Government National Mortgage Assoc.(l)	4.000%		TBA		5,500	5,878,770
Government National Mortgage Assoc.	4.500%		02/20/41		5,797	6,333,034
Government National Mortgage Assoc.	5.000%		08/20/39		1,874	2,075,137
Government National Mortgage Assoc.	5.500%		08/15/33		18	19,974
Government National Mortgage Assoc.	6.000%		01/15/33 - 12/15/33		89	100,943
Government National Mortgage Assoc.	6.500%		09/15/32 - 07/15/38		461	529,697
Government National Mortgage Assoc.	8.000%		08/20/31		1	714
Government National Mortgage Assoc.	8.500%		06/15/30 - 08/20/30		9	9,952
Hashemite Kingdom of Jordan Government AID Bond, US Gov’t. Gtd.	3.000%		06/30/25		1,000	1,051,977
Israel Government AID Bond, US Gov’t. Gtd.	2.218	%(h)	11/15/22		748	642,765
Israel Government AID Bond, US Gov’t. Gtd.(d)	5.500%		12/04/23		15,000	18,540,135
Israel Government AID Bond, US Gov’t. Gtd.	5.500%		04/26/24		850	1,054,432
Israel Government AID Bond Strips Principal, US Gov’t. Gtd.	2.320	%(h)	08/15/23		125	104,389
Israel Government AID Bond Strips Principal, US Gov’t. Gtd.	2.633	%(h)	11/01/24		4,597	3,640,332
Resolution Funding Corp., Strips Interest, Unsec’d. Notes	2.269	%(h)	10/15/23		256	214,590
Resolution Funding Corp., Strips Interest, Unsec’d. Notes	3.018	%(h)	01/15/30		310	206,620
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.350%		06/07/21	GBP	6,300	10,606,999
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%		05/01/30		8,260	11,984,021
Tennessee Valley Authority Strips Interest, Unsec’d. Notes	1.901	%(h)	07/15/20		300	278,612
Tennessee Valley Authority Strips Principal, Unsec’d. Notes	1.235	%(h)	12/15/17		169	165,512
Tennessee Valley Authority Strips Principal, Unsec’d. Notes	2.846	%(h)	11/01/25		15,000	11,476,680
U.S. Department of Housing and Urban Development, US Gov’t. Gtd.	5.450%		08/01/19		1,176	1,204,169

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $253,239,022)						253,883,108

U.S. TREASURY OBLIGATIONS — 4.0%
U.S. Treasury Bonds(e)(m)	2.875%		05/15/43		56,965	58,493,713
U.S. Treasury Bonds	2.875%		08/15/45		18,925	19,341,937
U.S. Treasury Bonds(e)(m)	3.125%		02/15/43		25,000	26,960,950
U.S. Treasury Bonds(e)	6.125%		08/15/29		235	344,413
U.S. Treasury Notes(e)	0.875%		10/15/18		3,770	3,763,666
U.S. Treasury Notes	1.000%		12/31/17		2,500	2,510,255
U.S. Treasury Notes(e)	1.000%		09/15/18		90	90,179
U.S. Treasury Notes	1.750%		12/31/20 - 02/28/22		113,735	115,934,103
U.S. Treasury Notes(e)	2.000%		07/31/22		152,600	156,182,590
U.S. Treasury Notes	2.125%		12/31/22		59,890	61,707,781
U.S. Treasury Notes(e)	2.625%		11/15/20		11,700	12,383,724
U.S. Treasury Notes(e)(m)	3.125%		05/15/19		47,320	50,495,598

TOTAL U.S. TREASURY OBLIGATIONS (cost $501,418,933)						508,208,909

				Shares
PREFERRED STOCK
Banking
Citigroup Capital XIII, (Capital Security, fixed to floating preferred) 6.986%(a) (cost $550,000)					22,000	562,540

TOTAL LONG-TERM INVESTMENTS (cost $12,315,828,002)						12,110,678,934

SHORT-TERM INVESTMENTS — 10.3%
AFFILIATED MUTUAL FUNDS — 9.9%
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $90,251,895)(n)				9,533,626	88,472,048
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,157,459,630; includes $652,864,197 of cash collateral for securities on loan)(n)(o)				1,157,459,630	1,157,459,630

TOTAL AFFILIATED MUTUAL FUNDS (cost $1,247,711,525)					1,245,931,678

	Interest Rate		Maturity Date	Principal Amount (000)#
CERTIFICATE OF DEPOSIT
Intesa Sanpaolo SpA (cost $600,621)(c)	1.997	%(a)	04/11/16	600	600,438

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.4%
Call Options — 0.4%
1 Year Eurodollars Mid-Curve, expiring 03/11/16, Strike Price $99.25		1,704,250	639,094
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $118.75		652,800	12,648,000
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $119.00		218,900	3,711,039
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $119.50		473,900	5,775,656
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $121.50		473,900	555,352
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $121.75		833,600	651,250
Interest Rate Swap Options,
Receive a fixed rate of 0.25% and pay a floating rate based on 3 Month LIBOR, expiring 02/19/16	Barclays Capital Group	25,000	—
Receive a fixed rate of 0.25% and pay a floating rate based on 3 Month LIBOR, expiring 03/14/16	Barclays Capital Group	25,000	3
Receive a fixed rate of 0.25% and pay a floating rate based on 3 Month LIBOR, expiring 04/26/16	Barclays Capital Group	426,200	778
Receive a fixed rate of 0.25% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16	Barclays Capital Group	25,000	140
Receive a fixed rate of 0.55% and pay a floating rate based on 3 Month LIBOR, expiring 02/19/16	Barclays Capital Group	12,500	232
Receive a fixed rate of 0.55% and pay a floating rate based on 3 Month LIBOR, expiring 03/14/16	Barclays Capital Group	12,500	933
Receive a fixed rate of 0.55% and pay a floating rate based on 3 Month LIBOR, expiring 04/26/16	Barclays Capital Group	213,100	32,453
Receive a fixed rate of 0.55% and pay a floating rate based on 3 Month LIBOR, expiring 05/19/16	Barclays Capital Group	12,500	2,521
Receive a fixed rate of 1.50% and pay a floating rate based on 3 Month LIBOR, expiring 04/28/16	Citigroup Global Markets	204,360	2,697,465
Receive a fixed rate of 1.58% and pay a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase	272,800	3,259,114
Receive a fixed rate of 1.61% and pay a floating rate based on 3 Month LIBOR, expiring 04/26/16	Citigroup Global Markets	129,345	754,720
Receive a fixed rate of 1.70% and pay a floating rate based on 3 Month LIBOR, expiring 02/23/16	Citigroup Global Markets	35,000	699,910
Receive a fixed rate of 1.76% and pay a floating rate based on 3 Month LIBOR, expiring 02/23/16	Citigroup Global Markets	338,550	7,319,664

Receive a fixed rate of 1.78% and pay a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase	161,840	3,128,256

			41,876,580

Put Options
1 Year Eurodollars Mid-Curve, expiring 03/11/16, Strike Price $98.63		14,098	70,488
1 Year Eurodollars Mid-Curve, expiring 03/11/16, Strike Price $98.88		648,500	145,912
1 Year Eurodollars Mid-Curve, expiring 03/11/16, Strike Price $99.00		1,409,750	704,875
1 Year Eurodollars Mid-Curve, expiring 03/11/16, Strike Price $99.50		2,865,250	71,631
5 Year CDX.NA.HY.25.V1, expiring 03/16/16, Strike Price $97.00	BNP Paribas	213,900	1,455,428
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $115.50		47,390	37,023
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $116.25		236,000	18,438
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $117.00		218,900	17,102
Interest Rate Swap Options,
Pay a fixed rate of 2.01% and receive a floating rate based on 3 Month LIBOR, expiring 04/26/16	Citigroup Global Markets	129,345	1,073,923

			3,594,820

TOTAL OPTIONS PURCHASED (cost $25,253,138)			45,471,400

TOTAL SHORT-TERM INVESTMENTS (cost $1,273,565,284)			1,292,003,516

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 106.6% (cost $13,589,393,286)(p)			13,402,682,450

OPTIONS WRITTEN* — (0.2)%
Call Options — (0.2)%
1 Year Eurodollars Mid-Curve, expiring 03/11/16, Strike Price $99.13		1,704,250	(1,406,006)
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $120.00		454,900	(3,624,984)
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $120.50		947,800	(4,368,766)
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $120.75		1,250,400	(4,200,562)
Interest Rate Swap Options,
Pay a fixed rate of 0.35% and receive a floating rate based on 3 Month LIBOR, expiring 02/19/16	Barclays Capital Group	37,500	(1)
Pay a fixed rate of 0.35% and receive a floating rate based on 3 Month LIBOR, expiring 03/14/16	Barclays Capital Group	37,500	(57)
Pay a fixed rate of 0.35% and receive a floating rate based on 3 Month LIBOR, expiring 04/26/16	Barclays Capital Group	639,300	(6,981)
Pay a fixed rate of 0.35% and receive a floating rate based on 3 Month LIBOR, expiring 05/19/16	Barclays Capital Group	37,500	(879)
Pay a fixed rate of 1.28% and receive a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase	272,800	(1,936,159)
Pay a fixed rate of 1.30% and receive a floating rate based on 3 Month LIBOR, expiring 04/28/16	Citigroup Global Markets	204,360	(1,691,620)
Pay a fixed rate of 1.48% and receive a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase	161,840	(1,960,306)
Pay a fixed rate of 1.81% and receive a floating rate based on 3 Month LIBOR, expiring 04/26/16	Citigroup Global Markets	129,345	(1,595,432)

			(20,791,753)

Put Options
1 Year Eurodollars Mid-Curve, expiring 03/11/16, Strike Price $98.38		2,865,250	(71,631)
1 Year Eurodollars Mid-Curve, expiring 03/11/16, Strike Price $98.75		3,468,000	(346,800)
5 Year CDX.NA.HY.25.V1, expiring 03/16/16, Strike Price $92.00	BNP Paribas	213,900	(404,691)
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $117.50		473,900	(37,023)
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $117.75		236,000	(18,438)
Interest Rate Swap Options,
Receive a fixed rate of 2.21% and pay a floating rate based on 3 Month LIBOR, expiring 04/26/16	Citigroup Global Markets	129,345	(493,237)

			(1,371,820)

TOTAL OPTIONS WRITTEN (premiums received $12,119,858)			(22,163,573)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 106.4% (cost $13,577,273,428)			13,380,518,877
Liabilities in excess of other assets(q) — (6.4)%			(804,986,886)

NET ASSETS — 100.0%			$12,575,531,991

The following abbreviations are used in the quarterly portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
ADS	American Depositary Share
AID	Agency for International Development
ARM	Adjustable Rate Mortgage
BABs	Build America Bonds
BBSW	Australian Bank Bill Swap Reference Rate
bps	Basis Points
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBS	Commercial Mortgage-Backed Security
CPTFEMU	Eurostat Eurozone HICP ex Tobacco
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FRCPXTOB	France Consumer Price Index ex Tobacco
FREMF	Freddie Mac Mortgage Trust
GMTN	Global Medium Term Note
GO	General Obligation
IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-counter

PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
SONIA	Sterling Overnight Index Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
ITL	Italian Lira
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2016.
(b)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $255,467,469 and 2.0% of net assets.
(c)	Indicates a security that has been deemed illiquid.
(d)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $641,653,200; cash collateral of $652,864,197 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $208,153,145. The aggregate value of $193,590,239, is approximately 1.5% of net assets.
(g)	Interest rate not available at January 31, 2016.
(h)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(i)	Represents Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(j)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post maturity.
(k)	Less than $500 par.
(l)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar principal amount of $85,500,000 is approximately .7% of net assets.

(m)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(o)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$13,632,958,643

Appreciation	108,067,353
Depreciation	(338,343,546)

Net Unrealized Depreciation	$(230,276,193)

The book basis may differ from tax basis due to certain tax-related adjustments.

(q)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2016	Unrealized Appreciation (Depreciation)
	Long Positions:
2,234	2 Year U.S. Treasury Notes	Mar. 2016	$487,061,320	$488,408,250	$1,346,930
31,073	5 Year U.S. Treasury Notes	Mar. 2016	3,686,040,088	3,749,637,172	63,597,084
23,581	10 Year U.S. Treasury Notes	Mar. 2016	2,970,014,751	3,055,581,766	85,567,015
96	Euro-Bund	Mar. 2016	16,535,168	16,987,791	452,623
74	U.S. Long Bonds	Mar. 2016	11,807,958	11,916,313	108,355
4,675	U.S. Ultra Bonds	Mar. 2016	737,816,414	776,926,563	39,110,149

					190,182,156

	Short Positions:
636	90 Day Euro Dollar	Mar. 2017	157,553,291	157,576,950	(23,659)
636	90 Day Euro Dollar	Jun. 2017	157,403,391	157,417,950	(14,559)
636	90 Day Euro Dollar	Sep. 2017	157,249,792	157,266,900	(17,108)
636	90 Day Euro Dollar	Dec. 2017	157,082,842	157,107,900	(25,058)
506	U.S. Ultra Bonds	Mar. 2016	69,567,109	70,634,438	(1,067,329)

					(1,147,713)

					$189,034,443

U.S. Treasury Obligations with a combined market value of $51,886,266 and cash of $35,130,000 have been segregated with JPMorgan Chase to cover requirements for open futures contracts at January 31, 2016.

Forward foreign currency exchange contracts outstanding at January 31, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 04/15/16	BNP Paribas	AUD	1,037	$731,184	$731,067	$(117)
Expiring 04/15/16	BNP Paribas	AUD	12,483	8,740,300	8,803,325	63,025
Expiring 04/15/16	BNP Paribas	AUD	19,513	13,734,700	13,761,285	26,585
Expiring 04/15/16	Citigroup Global Markets	AUD	17,411	12,119,727	12,278,712	158,985
Expiring 04/15/16	JPMorgan Chase	AUD	12,340	8,554,500	8,702,685	148,185

Forward foreign currency exchange contracts outstanding at January 31, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real, Expiring 02/02/16	Citigroup Global Markets	BRL	45,444	$11,918,200	$11,361,592	$(556,608)
Expiring 02/02/16	Credit Suisse First Boston Corp.	BRL	39,714	9,776,929	9,928,968	152,039
Expiring 02/02/16	Toronto Dominion	BRL	39,714	9,791,392	9,928,968	137,576
British Pound, Expiring 04/28/16	JPMorgan Chase	GBP	6,965	9,973,400	9,926,421	(46,979)
Expiring 04/28/16	JPMorgan Chase	GBP	8,736	12,466,700	12,450,790	(15,910)
Canadian Dollar, Expiring 04/15/16	JPMorgan Chase	CAD	12,305	8,726,700	8,783,838	57,138
Expiring 04/15/16	JPMorgan Chase	CAD	17,684	12,256,800	12,623,786	366,986
Chilean Peso, Expiring 02/08/16	Citigroup Global Markets	CLP	3,874,582	5,547,798	5,426,697	(121,101)
Expiring 02/08/16	JPMorgan Chase	CLP	3,878,310	5,450,127	5,431,919	(18,208)
Expiring 02/08/16	Morgan Stanley	CLP	3,914,439	5,523,797	5,482,520	(41,277)
Colombian Peso, Expiring 02/08/16	Citigroup Global Markets	COP	10,717,799	3,531,400	3,262,755	(268,645)
Expiring 02/08/16	JPMorgan Chase	COP	18,164,172	5,887,900	5,529,610	(358,290)
Czech Koruna, Expiring 04/22/16	Citigroup Global Markets	CZK	153,693	6,216,586	6,174,619	(41,967)
Indian Rupee, Expiring 04/07/16	UBS AG	INR	1,416,946	20,934,418	20,632,860	(301,558)
Indonesian Rupiah, Expiring 04/08/16	Citigroup Global Markets	IDR	86,997,889	6,141,750	6,230,180	88,430
Mexican Peso, Expiring 04/22/16	JPMorgan Chase	MXN	80,700	4,307,342	4,423,876	116,534
New Zealand Dollar, Expiring 04/15/16	JPMorgan Chase	NZD	25,632	16,713,064	16,524,300	(188,764)
Expiring 04/15/16	JPMorgan Chase	NZD	29,007	18,757,600	18,700,615	(56,985)
Norwegian Krone, Expiring 04/21/16	Barclays Capital Group	NOK	109,020	12,466,700	12,547,861	81,161
Expiring 04/21/16	BNP Paribas	NOK	107,719	12,298,900	12,398,055	99,155
Expiring 04/21/16	BNP Paribas	NOK	186,179	20,846,243	21,428,565	582,322
Polish Zloty, Expiring 04/22/16	Bank of America	PLN	65,467	15,868,459	16,024,952	156,493
Russian Ruble, Expiring 04/20/16	Bank of America	RUB	784,588	9,757,345	10,165,768	408,423
Singapore Dollar, Expiring 04/26/16	Citigroup Global Markets	SGD	17,852	12,498,900	12,506,828	7,928
Expiring 04/26/16	Citigroup Global Markets	SGD	17,863	12,466,700	12,514,968	48,268
Expiring 04/26/16	Toronto Dominion	SGD	26,770	18,757,600	18,754,649	(2,951)
South Korean Won, Expiring 02/12/16	Bank of America	KRW	10,105,643	8,375,305	8,426,570	51,265
Expiring 02/12/16	Barclays Capital Group	KRW	9,990,278	8,601,186	8,330,373	(270,813)

Forward foreign currency exchange contracts outstanding at January 31, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 02/12/16	Credit Suisse First Boston Corp.	KRW	10,569,895	$8,938,600	$8,813,685	$(124,915)
Expiring 02/12/16	Hong Kong & Shanghai Bank	KRW	9,679,385	7,966,900	8,071,136	104,236
Turkish Lira, Expiring 02/25/16	JPMorgan Chase	TRY	17,457	5,909,500	5,866,233	(43,267)

				$372,554,652	$372,951,031	$396,379

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 04/15/16	Bank of America	AUD	39,868	$27,850,896	$28,116,151	$(265,255)
Expiring 04/15/16	JPMorgan Chase	AUD	17,925	12,256,800	12,641,187	(384,387)
Expiring 04/15/16	JPMorgan Chase	AUD	12,446	8,537,700	8,777,417	(239,717)
Brazilian Real, Expiring 02/02/16	Bank of America	BRL	61,997	16,057,726	15,500,094	557,632
Expiring 02/02/16	Barclays Capital Group	BRL	12,172	2,987,770	3,043,196	(55,426)
Expiring 02/02/16	Goldman Sachs & Co.	BRL	25,630	6,141,750	6,407,701	(265,951)
Expiring 02/02/16	Morgan Stanley	BRL	25,073	6,215,393	6,268,537	(53,144)
Expiring 03/02/16	Credit Suisse First Boston Corp.	BRL	39,714	9,696,483	9,840,144	(143,661)
Expiring 03/02/16	Toronto Dominion	BRL	39,714	9,710,353	9,840,144	(129,791)
British Pound, Expiring 04/28/16	Citigroup Global Markets	GBP	78,333	111,654,126	111,640,330	13,796
Expiring 04/28/16	Citigroup Global Markets	GBP	25,801	36,532,425	36,770,973	(238,548)
Expiring 04/28/16	JPMorgan Chase	GBP	8,729	12,486,100	12,440,369	45,731
Canadian Dollar, Expiring 04/15/16	Bank of America	CAD	62,483	43,955,610	44,603,789	(648,179)
Chilean Peso, Expiring 02/08/16	Barclays Capital Group	CLP	3,067,795	4,238,750	4,296,720	(57,970)
Expiring 02/08/16	Barclays Capital Group	CLP	1,476,177	2,053,812	2,067,518	(13,706)
Expiring 02/08/16	Barclays Capital Group	CLP	1,313,085	1,798,747	1,839,093	(40,346)
Expiring 02/08/16	Citigroup Global Markets	CLP	2,956,668	4,107,625	4,141,077	(33,452)
Expiring 02/18/16	Barclays Capital Group	CLP	1,479,362	2,053,813	2,069,853	(16,040)
Colombian Peso, Expiring 02/08/16	Bank of America	COP	7,686,883	2,390,200	2,340,072	50,128
Expiring 02/08/16	Barclays Capital Group	COP	8,191,165	2,617,822	2,493,587	124,235
Expiring 02/08/16	Goldman Sachs & Co.	COP	9,838,438	2,968,750	2,995,057	(26,307)
Euro, Expiring 04/28/16	Bank of America	EUR	272,007	295,613,450	295,386,565	226,885
Hungarian Forint, Expiring 04/22/16	Citigroup Global Markets	HUF	766,844	2,648,857	2,665,678	(16,821)
Indian Rupee, Expiring 04/07/16	Citigroup Global Markets	INR	708,473	10,318,570	10,316,430	2,140

Forward foreign currency exchange contracts outstanding at January 31, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen, Expiring 02/01/16	Goldman Sachs & Co.	JPY	100,000	$841,185	$826,003	$15,182
Expiring 04/28/16	Bank of America	JPY	1,209,766	10,004,000	10,015,600	(11,600)
Expiring 04/28/16	Citigroup Global Markets	JPY	3,829,757	32,381,613	31,706,399	675,214
New Zealand Dollar, Expiring 04/15/16	JPMorgan Chase	NZD	19,307	12,256,800	12,446,906	(190,106)
Expiring 04/15/16	JPMorgan Chase	NZD	19,041	12,220,700	12,275,395	(54,695)
Expiring 04/15/16	JPMorgan Chase	NZD	13,309	8,554,500	8,580,434	(25,934)
Expiring 04/15/16	JPMorgan Chase	NZD	13,276	8,560,900	8,559,114	1,786
Expiring 04/15/16	JPMorgan Chase	NZD	9,538	6,110,400	6,148,813	(38,413)
Expiring 04/15/16	Toronto Dominion	NZD	19,509	12,486,100	12,577,158	(91,058)
Russian Ruble, Expiring 04/20/16	Barclays Capital Group	RUB	337,522	4,215,604	4,373,216	(157,612)
Expiring 04/20/16	Barclays Capital Group	RUB	166,611	2,107,802	2,158,752	(50,950)
Expiring 04/20/16	Barclays Capital Group	RUB	13,391	167,292	173,503	(6,211)
Singapore Dollar, Expiring 04/26/16	Citigroup Global Markets	SGD	175,382	122,527,106	122,870,765	(343,659)
South African Rand, Expiring 04/26/16	Deutsche Bank AG	ZAR	665,414	39,837,520	41,193,622	(1,356,102)
South Korean Won, Expiring 02/12/16	Barclays Capital Group	KRW	6,826,545	5,854,670	5,692,301	162,369
Expiring 02/12/16	Citigroup Global Markets	KRW	7,002,904	5,973,900	5,839,358	134,542
Expiring 02/12/16	Citigroup Global Markets	KRW	6,660,299	5,670,270	5,553,677	116,593
Expiring 02/12/16	JPMorgan Chase	KRW	10,484,122	9,016,273	8,742,164	274,109
Expiring 02/12/16	JPMorgan Chase	KRW	9,371,330	7,772,200	7,814,265	(42,065)
Swedish Krona, Expiring 04/22/16	JPMorgan Chase	SEK	252,787	29,547,645	29,529,702	17,943
Swiss Franc, Expiring 04/28/16	Citigroup Global Markets	CHF	75,412	74,504,198	73,903,326	600,872
Turkish Lira, Expiring 02/25/16	Barclays Capital Group	TRY	18,934	6,217,800	6,362,461	(144,661)
Expiring 02/25/16	Citigroup Global Markets	TRY	36,158	11,925,400	12,150,219	(224,819)
Expiring 02/25/16	Citigroup Global Markets	TRY	7,739	2,610,419	2,600,670	9,749
Expiring 02/25/16	Deutsche Bank AG	TRY	53,779	17,937,600	18,071,457	(133,857)
Expiring 02/25/16	JPMorgan Chase	TRY	27,857	9,420,701	9,360,739	59,962

				$1,093,616,126	$1,096,027,701	$(2,411,575)

						$(2,015,196)

Cross currency exchange contracts outstanding at January 31, 2016:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
02/25/16	Buy	EUR	10,883	TRY	35,621	$(173,384)	Barclays Capital Group
02/25/16	Buy	TRY	53,526	EUR	16,221	404,080	JPMorgan Chase
02/25/16	Buy	TRY	17,764	EUR	5,472	38,476	Barclays Capital Group
04/15/16	Buy	AUD	17,490	JPY	1,447,908	350,758	JPMorgan Chase
04/15/16	Buy	AUD	26,646	EUR	17,196	124,922	BNP Paribas
04/15/16	Buy	CAD	26,052	EUR	16,998	145,137	JPMorgan Chase
04/22/16	Buy	EUR	17,202	SEK	160,085	(23,282)	Citigroup Global Markets
04/28/16	Buy	EUR	34,009	CHF	37,339	340,480	BNP Paribas
04/28/16	Buy	EUR	34,521	CHF	38,010	238,632	BNP Paribas

						$1,445,819

Interest rate swap agreements outstanding at January 31, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
EUR	3,880	01/21/26	1.170%	CPTFEMU(2)	$11,716	$—	$11,716	BNP Paribas
EUR	3,880	01/21/26	1.200%	FRCPXTOB(1)	(25,809)	—	(25,809)	BNP Paribas
MXN	208,000	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	485,714	—	485,714	Credit Suisse First Boston Corp.
MXN	163,300	11/09/18	5.410%	28 Day Mexican Interbank Rate(2)	264,809	—	264,809	Deutsche Bank AG
ZAR	20,000	09/03/33	8.970%	3 Month JIBAR(2)	11,741	—	11,741	Hong Kong & Shanghai Bank

					$748,171	$—	$748,171

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	38,000	08/04/16	0.078%	1 Day EONIA(1)	$25,304	$(139,712)	$(165,016)
EUR	9,900	08/01/19	0.346%	1 Day EONIA(1)	31,425	(289,122)	(320,547)
EUR	39,980	05/12/25	0.895%	6 Month EURIBOR(2)	40,260	1,179,965	1,139,705
EUR	9,700	10/26/35	1.248%	1 Day EONIA(1)	(6,100)	(517,263)	(511,163)
GBP	3,000	06/07/21	1.620%	1 Day SONIA(1)	9,996	(203,703)	(213,699)
GBP	21,800	11/03/24	1.960%	1 Day SONIA(1)	(1,014,854)	(2,185,543)	(1,170,689)
GBP	17,250	01/08/25	1.330%	1 Day SONIA(1)	48,973	(333,453)	(382,426)
MXN	931,200	02/09/18	4.630%	28 Day Mexican Interbank Rate(2)	(58,492)	529,118	587,610
MXN	185,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(2)	(90,357)	300,901	391,258
MXN	159,300	08/20/19	5.110%	28 Day Mexican Interbank Rate(2)	(52,414)	140,238	192,652
MXN	295,100	02/06/20	5.310%	28 Day Mexican Interbank Rate(2)	(25,647)	321,325	346,972
MXN	108,800	05/25/22	6.370%	28 Day Mexican Interbank Rate(2)	(101,168)	321,847	423,015
MXN	175,900	08/13/24	6.120%	28 Day Mexican Interbank Rate(2)	(58,683)	216,628	275,311
MXN	250,000	12/24/24	6.010%	28 Day Mexican Interbank Rate(2)	(3,238)	154,766	158,004

Interest rate swap agreements outstanding at January 31, 2016 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
MXN	311,700	12/27/24	5.795%	28 Day Mexican Interbank Rate(2)	$195,951	$(87,740)	$(283,691)
MXN	46,600	07/27/34	6.720%	28 Day Mexican Interbank Rate(2)	4,308	8,996	4,688
	1,250,000	01/26/18	1.124%	3 Month LIBOR(1)	(239,788)	(1,648,353)	(1,408,565)
	119,350	02/28/19	1.806%	3 Month LIBOR(1)	250,309	(2,886,190)	(3,136,499)
	53,100	02/28/19	1.625%	3 Month LIBOR(1)	389	(991,397)	(991,786)
	89,000	03/11/20	1.824%	3 Month LIBOR(1)	510	(2,384,793)	(2,385,303)
	200,700	01/06/21	1.800%	3 Month LIBOR(2)	963	5,023,487	5,022,524
	2,035,000	12/31/21	1.556%	3 Month LIBOR(1)	(603,614)	(17,337,824)	(16,734,210)
	241,630	12/31/21	1.850%	3 Month LIBOR(1)	1,454	(6,159,554)	(6,161,008)
	953,800	05/31/22	2.237%	3 Month LIBOR(1)	(992,535)	(45,692,785)	(44,700,250)
	696,950	05/31/22	1.741%	3 Month LIBOR(1)	4,882,981	(12,183,952)	(17,066,933)
	677,300	08/31/22	2.013%	3 Month LIBOR(1)	(2,037,979)	(22,841,753)	(20,803,774)
	230,700	08/31/22	1.788%	3 Month LIBOR(1)	1,396	(4,468,486)	(4,469,882)
	88,600	08/31/22	1.786%	3 Month LIBOR(1)	629	(1,704,295)	(1,704,924)
	193,200	11/30/22	1.982%	3 Month LIBOR(1)	1,194	(5,469,504)	(5,470,698)
	49,275	04/28/26	1.909%	3 Month LIBOR(2)	550	242,619	242,069
ZAR	783,700	08/26/20	7.855%	3 Month JIBAR(2)	(57,314)	(799,234)	(741,920)
ZAR	85,100	11/14/23	8.190%	3 Month JIBAR(2)	(60,316)	(157,605)	(97,289)
ZAR	140,000	01/08/25	7.540%	3 Month JIBAR(2)	120,845	(663,246)	(784,091)
ZAR	25,100	01/12/25	7.430%	3 Month JIBAR(2)	26,059	(129,962)	(156,021)
ZAR	152,500	01/13/25	7.440%	3 Month JIBAR(2)	156,005	(783,581)	(939,586)
ZAR	60,700	01/13/25	7.430%	3 Month JIBAR(2)	63,079	(314,277)	(377,356)
ZAR	117,800	01/11/26	9.330%	3 Month JIBAR(2)	3,777	263,555	259,778
ZAR	115,400	01/11/26	9.330%	3 Month JIBAR(2)	3,701	258,186	254,485

					$467,559	$(121,411,696)	$(121,879,255)

Forward rate agreements outstanding at January 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC forward rate agreements:
302,450	02/16/16	1.620%	7 Year CMS(2)(b)	$(212,249)	$—	$(212,249)	Citigroup Global Markets
302,450	02/16/16	3.120%	CMM 102(1)(b)	358,848	—	358,848	Citigroup Global Markets

				$146,599	$—	$146,599

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at January 31, 2016:

ReferenceEntity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2):
Ameriquest Home Equity(b)	02/01/16	1.500%	7,615	$11,259	$—	$11,259	Goldman Sachs & Co.
Ameriquest Home Equity(b)	02/01/16	1.500%	4,758	7,035	—	7,035	Goldman Sachs & Co.

Credit default swap agreements outstanding at January 31, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2) (cont’d.):
Ameriquest Home Equity(b)	02/01/16	1.500%	4,534	$6,704	$—	$6,704	Goldman Sachs & Co.
Ameriquest Home Equity(b)	02/01/16	1.500%	3,823	5,653	—	5,653	Goldman Sachs & Co.
BSABS(b)	02/01/16	1.500%	3,626	5,361	—	5,361	Goldman Sachs & Co.
CAS(b)	02/01/16	1.500%	6,949	10,274	—	10,274	Goldman Sachs & Co.
CAS(b)	02/01/16	1.500%	21,067	31,148	—	31,148	Goldman Sachs & Co.
Chase Mortgage(b)	02/01/16	1.500%	10,268	15,182	—	15,182	Goldman Sachs & Co.
Chase Mortgage(b)	02/01/16	1.500%	6,996	10,344	—	10,344	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust(b)	02/22/16	1.500%	6,230	2,596	(1,817)	4,413	Goldman Sachs & Co.
COMM Mortgage Trust(b)	02/22/16	1.500%	5,292	2,205	(1,544)	3,749	Goldman Sachs & Co.
Countrywide Home Equity(b)	02/01/16	1.500%	5,760	8,516	—	8,516	Goldman Sachs & Co.
Countrywide Home Equity(b)	02/01/16	1.500%	19,630	29,136	—	29,136	Goldman Sachs & Co.
Countrywide Home Equity(b)	02/01/16	1.500%	6,165	9,147	—	9,147	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.(b)	03/02/16	1.500%	4,952	619	—	619	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.(b)	03/02/16	1.500%	17,451	2,181	—	2,181	Goldman Sachs & Co.
First Franklin Home Equity(b)	02/01/16	1.500%	1,602	2,369	—	2,369	Goldman Sachs & Co.
Fremont Home Equity(b)	02/01/16	1.500%	4,492	6,641	—	6,641	Goldman Sachs & Co.
GS Mortgage Securities Trust(b)	02/22/16	1.500%	15,660	6,525	(4,567)	11,092	Goldman Sachs & Co.
GS Mortgage Securities Trust(b)	02/22/16	1.500%	1,925	802	(562)	1,364	Goldman Sachs & Co.
GS Mortgage Securities Trust(b)	02/22/16	1.500%	4,162	1,734	(1,214)	2,948	Goldman Sachs & Co.
GS Mortgage Securities Trust(b)	02/22/16	1.500%	2,916	1,215	(851)	2,066	Goldman Sachs & Co.
GS Mortgage Securities Trust(b)	02/22/16	1.500%	3,214	1,339	(938)	2,277	Goldman Sachs & Co.
GS Mortgage Securities Trust(b)	02/22/16	1.500%	2,444	1,019	(712)	1,731	Goldman Sachs & Co.
IndyMac Alta Mortgage(b)	02/01/16	1.500%	12,281	18,145	—	18,145	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust(b)	02/22/16	1.500%	3,183	1,326	(928)	2,254	Goldman Sachs & Co.
Lehman Home Equity(b)	02/01/16	1.500%	5,820	8,605	—	8,605	Goldman Sachs & Co.
Lehman Home Equity(b)	02/01/16	1.500%	8,630	12,760	—	12,760	Goldman Sachs & Co.
Morgan Stanley BAML Trust(b)	02/22/16	1.500%	2,836	1,182	(827)	2,009	Goldman Sachs & Co.
New Century Home Equity(b)	02/01/16	1.500%	7,833	11,581	—	11,581	Goldman Sachs & Co.
New Century Home Equity(b)	02/01/16	1.500%	6,966	10,299	—	10,299	Goldman Sachs & Co.
New Century Home Equity(b)	02/01/16	1.500%	4,856	7,181	—	7,181	Goldman Sachs & Co.
New Century Home Equity(b)	02/01/16	1.500%	4,587	6,782	—	6,782	Goldman Sachs & Co.
Option One Home Equity(b)	02/01/16	1.500%	5,878	8,691	—	8,691	Goldman Sachs & Co.
STACR(b)	02/01/16	1.500%	6,375	9,425	—	9,425	Goldman Sachs & Co.

Credit default swap agreements outstanding at January 31, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2) (cont’d.):
Terwin Mortgage Trust(b)	02/01/16	1.500%	4,061	$6,005	$—	$6,005	Goldman Sachs & Co.

				$280,986	$(13,960)	$294,946

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at January 31, 2016(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
OTC credit default swaps on corporate issues—Buy Protection(1):
American International Group, Inc.	03/20/18	3.700%	1,300	0.327%	$(99,382)	$—	$(99,382)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%	1,800	0.604%	(6,766)	92,285	(99,051)	JPMorgan Chase

					$(106,148)	$92,285	$(198,433)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at January 31, 2016(3)	Unrealized Depreciation
Centrally cleared credit default swap on credit indices—Buy Protection(1):
CDX.NA.HY.25.V1	12/20/20	5.000%	152,000	$1,878,889	$395,200	$(1,483,689)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V9	12/20/16	5.000%	29,900	$925,357	$1,366,264	$(440,907)	Deutsche Bank AG
CDX.NA.HY.17.V9	12/20/16	5.000%	42,550	1,316,854	1,837,924	(521,070)	Deutsche Bank AG
CDX.NA.HY.17.V9	12/20/16	5.000%	15,640	484,033	656,011	(171,978)	Credit Suisse First Boston Corp.
CDX.NA.HY.17.V9	12/20/16	5.000%	26,910	832,821	1,179,181	(346,360)	Deutsche Bank AG
CDX.NA.HY.18.V6	06/20/17	5.000%	13,300	473,158	(1,054,764)	1,527,922	Bank of America
CMBX.NA.6.AA	05/11/63	1.500%	18,000	(838,348)	(25,501)	(812,847)	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%	18,000	(838,348)	(11,251)	(827,097)	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%	27,000	(1,257,521)	315,791	(1,573,312)	Deutsche Bank AG
CMBX.NA.6.AA	05/11/63	1.500%	44,500	(2,072,581)	(2,723,917)	651,336	Credit Suisse First Boston Corp.
CMBX.NA.8.AAA	10/17/57	0.500%	22,000	(1,309,413)	(1,015,328)	(294,085)	Goldman Sachs & Co.
CMBX.NA.8.AAA	10/17/57	0.500%	25,000	(1,487,969)	(889,266)	(598,703)	Goldman Sachs & Co.

				$(3,771,957)	$(364,856)	$(3,407,101)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at January 31, 2016(3)	Unrealized Depreciation
Centrally cleared credit default swap on credit indices—Sell Protection(2):
CDX.NA.HY.18.V6	06/20/17	5.000%	85,500	$7,861,831	$2,530,544	$(5,331,287)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at January 31, 2016(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on sovereign issues—Sell Protection(2):
Kingdom of Belgium	12/20/24	1.000%	5,000	0.676%	$138,697	$8,072	$130,625	JPMorgan Chase
Kingdom of Spain	12/20/20	1.000%	99,235	0.919%	495,922	(22,053)	517,975	JPMorgan Chase
People’s Republic of China	03/20/22	1.000%	20,000	1.454%	(492,088)	(315,815)	(176,273)	Deutsche Bank AG
Republic of Italy	09/20/20	1.000%	29,050	1.117%	(116,334)	134,779	(251,113)	JPMorgan Chase
Republic of Italy	09/20/20	1.000%	15,500	1.117%	(62,072)	44,648	(106,720)	JPMorgan Chase
Republic of Italy	12/20/18	1.000%	10,000	1.146%	(56,007)	71,446	(127,453)	JPMorgan Chase

					$(91,882)	$(78,923)	$(12,959)

U.S. Treasury Obligations with a combined market value of $164,495,701 and cash balance of $12,431,000 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at January 31, 2016.

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of the emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at January 31, 2016:

Notional Amount (000)#		Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
	1,205	3 Month LIBOR	JPY	120,000	3 Month JPY LIBOR minus 54.00 bps	Barclays Capital Group	10/12/16	$213,955	$—	$213,955
	4,243	3 Month LIBOR	EUR	3,600	3 Month EURIBOR minus 21.25 bps	Citigroup Global Markets	01/16/17	348,084	—	348,084
	3,758	3 Month LIBOR	EUR	3,240	3 Month EURIBOR minus 24.50 bps	Citigroup Global Markets	01/16/17	252,051	—	252,051
	2,247	3 Month LIBOR plus 432 bps	JPY	175,000	3.450%	Citigroup Global Markets	03/24/17	816,866	10,901	805,965
	1,969	3 Month LIBOR plus 208 bps	EUR	1,610	4.250%	Citigroup Global Markets	07/14/17	122,059	(182,593)	304,652
	3,030	3 Month LIBOR plus 220 bps	EUR	2,485	4.250%	Citigroup Global Markets	07/14/17	184,925	(258,836)	443,761
	16,667	3 Month LIBOR	JPY	1,700,000	3 Month JPY LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	2,581,154	—	2,581,154
	5,141	3 Month LIBOR	EUR	4,470	3 Month EURIBOR minus 25 bps	Goldman Sachs & Co.	01/20/17	296,514	—	296,514
	3,326	3 Month LIBOR	CHF	3,200	3 Month LIBOR minus 39.5 bps	Hong Kong & Shanghai Bank	04/09/16	204,750	—	204,750
	8,398	3 Month LIBOR	JPY	1,000,000	3 Month JPY LIBOR minus 43.25 bps	Hong Kong & Shanghai Bank	02/10/17	124,361	—	124,361
	1,993	3 Month LIBOR	EUR	1,550	3 Month EURIBOR minus 31.75 bps	Hong Kong & Shanghai Bank	09/28/17	314,977	—	314,977
	1,150	3 Month LIBOR	EUR	1,000	3 Month EURIBOR minus 25 bps	JPMorgan Chase	01/20/17	66,345	—	66,345
JPY	1,130,000	3 Month JPY LIBOR minus 43.35 bps		9,593	3 Month LIBOR	JPMorgan Chase	11/26/16	(251,344)	—	(251,344)
JPY	4,520,000	3 Month JPY LIBOR minus 42.10 bps		38,289	3 Month LIBOR	JPMorgan Chase	11/28/16	(919,667)	—	(919,667)
	109,730	3 Month LIBOR	EUR	95,500	3 Month EURIBOR minus 26.95 bps	JPMorgan Chase	02/17/17	5,932,825	—	5,932,825
	1,351	1 Month LIBOR plus 88 bps	MXN	20,000	28 Day Mexican Interbank Rate	JPMorgan Chase	03/08/17	251,391	—	251,391
	1,700	3 Month LIBOR	JPY	200,000	3 Month JPY LIBOR minus 46.75 bps	JPMorgan Chase	05/03/17	45,094	—	45,094
	4,138	3 Month LIBOR plus 54.25 bps	JPY	500,000	0.155%	JPMorgan Chase	10/26/17	(15,840)	—	(15,840)
	9,593	3 Month LIBOR	JPY	1,130,000	3 Month JPY LIBOR minus 69.88 bps	JPMorgan Chase	11/26/24	52,824	—	52,824
	38,289	3 Month LIBOR	JPY	4,520,000	3 Month JPY LIBOR minus 67.32 bps	JPMorgan Chase	11/28/24	39,890	—	39,890

								$10,661,214	$(430,528)	$11,091,742

Total return swap agreements outstanding at January 31, 2016:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation(1)
OTC total return swap agreements:
Credit Suisse First Boston Corp.	01/12/2041	69,348	Receive fixed payments based on the IOS.FN30.450.10 Index and pay variable payments based on the 1 Month LIBOR	$(1,164,906)	$(193,634)	$(971,272)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,731,130,082	$—
Non-Residential Mortgage-Backed Securities	—	169,260,602	—
Residential Mortgage-Backed Securities	—	468,909,922	67,253,265
Bank Loans	—	338,073,467	21,521,358
Commercial Mortgage-Backed Securities	—	1,074,642,077	5,543,060
Corporate Bonds	—	5,648,450,722	—
Foreign Agencies	—	311,379,350	—
Municipal Bonds	—	154,098,716	—
Sovereign Bonds	—	609,548,782	—
U.S. Government Agency Obligations	—	253,883,108	—
U.S. Treasury Obligations	—	508,208,909	—
Preferred Stock	562,540	—	—
Residential Mortgage-Backed Securities	—	587,490,773	160,722,201
Affiliated Mutual Funds	1,245,931,678	—	—
Certificate of Deposit	—	600,438	—
Options Purchased	25,045,860	20,425,540	—
Options Written	(14,074,210)	(8,089,363)	—
Other Financial Instruments*
Futures Contracts	189,034,443	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(2,015,196)	—
OTC Cross Currency Exchange Contracts	—	1,445,819	—
Centrally Cleared Interest Rate Swaps	—	(121,879,255)	—
OTC Interest Rate Swaps	—	748,171	—
Centrally Cleared Credit Default Swaps	—	(6,814,976)	—
OTC Credit Default Swaps	—	(3,969,987)	280,986
OTC Currency Swap Agreements	—	10,661,214	—
OTC Total Return Swap Agreement	—	(1,164,906)	—
OTC Forward Rate Agreements	—	—	146,599

Total	$1,446,500,311	$11,745,024,009	$255,467,469

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Non-Residential Mortgage-Backed Securities	Residential Mortgage- Backed Securities	Bank Loans	Commercial Mortgage- Backed Securities	Credit Default Swap Agreements		Forward Rate Agreements
Balance as of 10/31/15	$42,421,200	$58,811,936	$12,121,105	$5,844,178	$—		$(1,225,560)
Realized gain (loss)	—	(768,732)	—	—	—	***	—
Change in unrealized appreciation (depreciation)**	—	14,795	(264,105)	(301,118)	280,986		1,372,159
Purchases	—	153,368,303	16,344,842	—	—		—
Sales	—	(9,649,498)	(13,812)	—	—		—
Accrued discount/premium	—	29,816	—	—	—		—
Transfers into Level 3	—	84,980,782	5,454,433	—	—		—
Transfers out of Level 3	(42,421,200)	(58,811,936)	(12,121,105)	—	—		—

Balance as of 01/31/16	$—	$227,975,466	$21,521,358	$5,543,060	$280,986		$146,599

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $(906,371) was relating to securities held at the reporting period end.
***	The realized loss incurred during the period for other financial instruments was $(13,890).

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of January 31, 2016	Valuation Methodology	Unobservable Inputs
Bank Loans	$21,521,358	Market Approach	Single Broker Indicative Quote
Commercial Mortgage-Backed Securities	5,543,060	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	227,975,466	Market Approach	Single Broker Indicative Quote
Forward Rate Agreements	146,599	Model Pricing	Forward Rate Adjustment
Credit Default Swap Agreements	280,986	Market Approach	Single Broker Indicative Quote

	$255,467,469

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$12,121,105	L3 to L2	Single to Multiple Broker Quote
Non-Residential Mortgage-Backed Securities	42,421,200	L3 to L2	Single Broker Quote to Evaluated Bid
Residential Mortgage-Backed Securities	58,811,936	L3 to L2	Single Broker Quote to Evaluated Bid
Bank Loans	5,454,433	L2 to L3	Multiple to Single Broker Quote
Residential Mortgage-Backed Securities	84,980,782	L2 to L3	Evaluated Bid to Single Broker Quote

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of January 31, 2016 categorized by risk exposure:

Derivative Fair Value at 1/31/16
Credit contracts	$(9,453,240)
Foreign exchange contracts	(569,377)
Interest rate contracts	99,803,356

Total	$89,780,739

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-Notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Subject to guidelines adopted by the Board, each Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Certain Funds invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Investment Portfolios, Inc. 17

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date       March 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date       March 17, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date       March 17, 2016

*	Print the name and title of each signing officer under his or her signature.